   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 1995
                                                       1933 ACT FILE NO. 33-572
                                                       1940 ACT FILE NO.811-4409
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933                  |X|
                       POST-EFFECTIVE AMENDMENT NO. 56                |X|
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940              |X|
                               AMENDMENT NO. 58                       |X|
                         EATON VANCE MUNICIPALS TRUST
           --------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)
     H. DAY BRIGHAM, JR., 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
     -------------------------------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)
    It is proposed that this filing will become effective on December 29, 1995 pursuant to paragraph (a) of Rule 485 or such earlier date as the Commission may determine.
    The exhibit index required by Rule 483(a) under the Securities Act of 1933 is located on page in the sequential numbering system of the manually signed copy of this Registration Statement.

    Alabama Tax Free Portfolio, Arkansas Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Missouri Tax Free Portfolio, North Carolina Tax Free Portfolio, Oregon Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio and Virginia Tax Free Portfolio have also executed this Registration Statement.

                                   CALCULATION OF REGISTRATION FEE
======================================================================================================
                              AMOUNT OF        PROPOSED MAXIMUM     PROPOSED AGGREGATE      AMOUNT OF
TITLE OF SECURITIES         SHARES BEING        OFFERING PRICE           MAXIMUM          REGISTRATION
 BEING REGISTERED            REGISTERED           PER SHARE           OFFERING PRICE           FEE
------------------------------------------------------------------------------------------------------
Shares of Beneficial
  Interest                   9,988,307            $10.51<F1>          $104,977,108<F2>         $100
------------------------------------------------------------------------------------------------------

<F1> Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on October 17, 1995.
<F2> Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 for those series with a fiscal year end of July 31, 1995. $266,423,969 of shares were redeemed during the fiscal year ended July 31, 1995. $161,736,861 of shares were used for reductions pursuant to Paragraph (c) of Rule 24f-2 during such fiscal year. $104,687,108 of shares redeemed are being used for the reduction of the registration fee in this Amendment. While no fee is required for the $104,687,108 of shares, the Registrant has elected to register, for $100, an additional $290,000 of shares.

    The Registrant has filed a Declaration pursuant to Rule 24f-2. On September 20, 1995, Registrant filed its "Notice" as required by that Rule for the series of the Registrant with the fiscal year end of July 31, 1995, on October 17, 1995 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1995 and on November 18, 1994 filed its "Notice" for the series of the Registrant with the fiscal year end of August 31, 1994 and on November 18, 1994 filed its "Notice" for the series of the Registrant with the fiscal year end of September 30, 1994. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheets required by Rule 481(a) under Securities Act of
1933


    Part A -- The Combined Prospectuses of:
      EV Classic Alabama Tax Free Fund                    EV Marathon Alabama Tax Free Fund
      EV Classic Arkansas Tax Free Fund                   EV Marathon Arkansas Tax Free Fund
      EV Classic Georgia Tax Free Fund                    EV Marathon Georgia Tax Free Fund
      EV Classic Kentucky Tax Free Fund                   EV Marathon Kentucky Tax Free Fund
      EV Classic Louisiana Tax Free Fund                  EV Marathon Louisiana Tax Free Fund
      EV Classic Maryland Tax Free Fund                   EV Marathon Maryland Tax Free Fund
      EV Classic Missouri Tax Free Fund                   EV Marathon Missouri Tax Free Fund
      EV Classic North Carolina Tax Free Fund             EV Marathon North Carolina Tax Free Fund
      EV Classic Oregon Tax Free Fund                     EV Marathon Oregon Tax Free Fund
      EV Classic South Carolina Tax Free Fund             EV Marathon South Carolina Tax Free Fund
      EV Classic Tennessee Tax Free Fund                  EV Marathon Tennessee Tax Free Fund
      EV Classic Virginia Tax Free Fund                   EV Marathon Virginia Tax Free Fund

    Part B -- The Combined Statements of Additional Information of:
      EV Classic Alabama Tax Free Fund                    EV Marathon Alabama Tax Free Fund
      EV Classic Arkansas Tax Free Fund                   EV Marathon Arkansas Tax Free Fund
      EV Classic Georgia Tax Free Fund                    EV Marathon Georgia Tax Free Fund
      EV Classic Kentucky Tax Free Fund                   EV Marathon Kentucky Tax Free Fund
      EV Classic Louisiana Tax Free Fund                  EV Marathon Louisiana Tax Free Fund
      EV Classic Maryland Tax Free Fund                   EV Marathon Maryland Tax Free Fund
      EV Classic Missouri Tax Free Fund                   EV Marathon Missouri Tax Free Fund
      EV Classic North Carolina Tax Free Fund             EV Marathon North Carolina Tax Free Fund
      EV Classic Oregon Tax Free Fund                     EV Marathon Oregon Tax Free Fund
      EV Classic South Carolina Tax Free Fund             EV Marathon South Carolina Tax Free Fund
      EV Classic Tennessee Tax Free Fund                  EV Marathon Tennessee Tax Free Fund
      EV Classic Virginia Tax Free Fund                   EV Marathon Virginia Tax Free Fund

    Part C -- Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any other Series of the Registrant not identified above.

                         EATON VANCE MUNICIPALS TRUST

                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A
                         ---------------------------

PART A
ITEM NO.                    ITEM CAPTION                                           PROSPECTUS CAPTION
------                      ------------                                           ------------------

 1. ......................  Cover Page                                Cover Page
 2. ......................  Synopsis                                  Shareholder and Fund Expenses
 3. ......................  Condensed Financial Information           The Funds' Financial Highlights; Performance
                                                                        Information
 4. ......................  General Description of Registrant         The Funds' Investment Objectives; How the
                                                                        Funds and the Portfolios Invest their
                                                                        Assets; Organization of the Funds and the
                                                                        Portfolios
 5. ......................  Management of the Fund                    Management of the Funds and the Portfolios
 5A.......................  Management's Discussion of Fund           Not Applicable
                              Performance
 6. ......................  Capital Stock and Other Securities        Organization of the Funds and the Portfolios;
                                                                        Reports to Shareholders; The Lifetime
                                                                        Investing Account/Distribution Options;
                                                                        Distributions and Taxes
 7. ......................  Purchase of Securities Being Offered      Valuing Fund Shares; How to Buy Fund Shares;
                                                                        The Lifetime Investing Account/Distribution
                                                                        Options; Distribution Plan; The Eaton Vance
                                                                        Exchange Privilege;  Eaton Vance
                                                                        Shareholder Services
 8. ......................  Redemption or Repurchase                  How to Redeem Fund Shares
 9. ......................  Pending Legal Proceedings                 Not Applicable

PART B
ITEM NO.                    ITEM CAPTION                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
------                      ------------                               --------------------------------------------
10. ......................  Cover Page                                Cover Page
11. ......................  Table of Contents                         Table of Contents
12. ......................  General Information and History           Other Information
13. ......................  Investment Objectives and Policies        Investment Objective and Policies; Investment
                                                                        Restrictions
14. ......................  Management of the Fund                    Trustees and Officers
15. ......................  Control Persons and Principal Holders of  Control Persons and Principal Holders of
                              Securities                                Securities
16. ......................  Investment Advisory and Other             Investment Adviser and Administrator;
                              Services                                  Distribution Plan; Custodian; Independent
                                                                        Certified Public Accountants
17. ......................  Brokerage Allocation and Other            Portfolio Security Transactions
                              Practices
18. ......................  Capital Stock and Other Securities        Other Information
19. ......................  Purchase, Redemption and Pricing of       Determination of Net Asset Value; Principal
                              Securities Being Offered                  Underwriter; Service for Withdrawal;
                                                                        Distribution Plan
20. ......................  Tax Status                                Taxes; Tax Equivalent Yield Table
21. ......................  Underwriters                              Principal Underwriter
22. ......................  Calculation of Performance Data           Investment Performance
23. ......................  Financial Statements                      Financial Statements


                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                  EV CLASSIC
                               MUNICIPAL FUNDS
------------------------------------------------------------------------------

EV CLASSIC ALABAMA MUNICIPALS FUND    EV CLASSIC MISSOURI MUNICIPALS FUND
EV CLASSIC ARKANSAS MUNICIPALS FUND   EV CLASSIC NORTH CAROLINA MUNICIPALS FUND
EV CLASSIC GEORGIA MUNICIPALS FUND    EV CLASSIC OREGON MUNICIPALS FUND
EV CLASSIC KENTUCKY MUNICIPALS FUND   EV CLASSIC SOUTH CAROLINA MUNICIPALS FUND
EV CLASSIC LOUISIANA MUNICIPALS FUND  EV CLASSIC TENNESSEE MUNICIPALS FUND
EV CLASSIC MARYLAND MUNICIPALS FUND   EV CLASSIC VIRGINIA MUNICIPALS FUND

THE EV CLASSIC MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated January 1, 1996 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                             PAGE                                                       PAGE
Shareholder and Fund Expenses ...............   2    How to Redeem Fund Shares .......................... 19
The Funds' Financial Highlights .............   5    Reports to Shareholders ............................ 20
The Funds' Investment Objectives .............  8    The Lifetime Investing Account/Distribution
How the Funds and the Portfolios                      Options ........................................... 20
 Invest their Assets .........................  9    The Eaton Vance Exchange Privilege ................. 21
Organization of the Funds and the Portfolios . 12    Eaton Vance Shareholder Services ................... 22
Management of the Funds and the Portfolios ... 14    Distributions and Taxes ............................ 22
Distribution Plans ........................... 16    Performance Information ............................ 23
Valuing Fund Shares .......................... 17    Appendix -- State Specific Information ............. 25
How to Buy Fund Shares ....................... 18
------------------------------------------------------------------------------------------------------------
                        PROSPECTUS DATED JANUARY 1, 1996

SHAREHOLDER AND FUND EXPENSES
-----------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------

    Sales Charges Imposed on Purchases of Shares                                                   None
    Sales Charges Imposed on Reinvested Distributions                                              None
    Fees to Exchange Shares                                                                        None
    Contingent Deferred Sales Charge Imposed on Redemption During the First Year
      (as a percentage of redemption proceeds exclusive of all reinvestments and
      capital appreciation in the account)                                                        1.00%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
                                               ALABAMA         ARKANSAS          GEORGIA         KENTUCKY
                                                FUND             FUND             FUND             FUND
  -------------------------------------------------------------------------------------------------------
  Investment Adviser Fee                        0.40%            0.37%            0.41%            0.42%
  Rule 12b-1 Distribution (and Service) Fees    0.95             0.95             0.95             0.95
  Other Expenses                                0.33             0.10             0.19             0.09
                                                ----             ----             ----             ----
    Total Operating Expenses                    1.68%            1.42%            1.55%            1.46%
                                                ====             ====             ====             ====

  EXAMPLE
  -------------------------------------------------------------------------------------------------------
  An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                               ALABAMA         ARKANSAS          GEORGIA         KENTUCKY
                                                FUND             FUND             FUND             FUND
  ----------------------------------------------------------------------------------------------------------

   1 Year                                       $ 27             $ 24             $ 26             $ 25
   3 Years                                        53               45               49               46
   5 Years                                        91               78               84               80
  10 Years                                       199              170              185              175

  An investor would pay the following expenses on the same investment, assuming (a) 5% return and
  (b) no redemptions:

   1 Year                                       $ 17             $ 14             $ 16             $ 15
   3 Years                                        53               45               49               46
   5 Years                                        91               78               84               80
  10 Years                                       199              170              185              175
  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
                                              LOUISIANA        MARYLAND         MISSOURI      NORTH CAROLINA
                                                FUND             FUND             FUND             FUND
  -----------------------------------------------------------------------------------------------------------
  Investment Adviser Fee                        0.12%            0.40%            0.38%            0.44%
  Rule 12b-1 Distribution (and Service) Fees    0.95             0.95             0.95             0.95
  Other Expenses                                0.34             0.15             0.28             0.16
                                                ----             ----             ----             ----
    Total Operating Expenses                    1.41%            1.50%            1.61%            1.55%
                                                ====             ====             ====             ====


  EXAMPLE

  -----------------------------------------------------------------------------------------------------------
   An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and
   (b) redemption at the end of each period:

                                              LOUISIANA        MARYLAND         MISSOURI      NORTH CAROLINA
                                                FUND             FUND             FUND             FUND
  -----------------------------------------------------------------------------------------------------------

   1 Year                                       $ 24             $ 25             $ 26             $ 26
   3 Years                                        45               47               51               49
   5 Years                                        77               82               88               84
  10 Years                                       169              179              191              185
   An investor would pay the following expenses on the same investment, assuming (a) 5% return and (b)
   no redemptions:

   1 Year                                       $ 14             $ 15             $ 16             $ 16
   3 Years                                        45               47               51               49
   5 Years                                        77               82               88               84
  10 Years                                       169              179              191              185
  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
                                               OREGON       SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                FUND             FUND             FUND             FUND
  -----------------------------------------------------------------------------------------------------------
    Investment Adviser Fee                      0.42%            0.33%            0.31%            0.44%
    Rule 12b-1 Distribution (and Service) Fees  0.95             0.95             0.95             0.95
    Other Expenses                              0.14             0.33             0.19             0.03
                                                ----             ----             ----             ----
      Total Operating Expenses                  1.51%            1.61%            1.45%            1.42%
                                                ====             ====             ====             ====
  EXAMPLE

  ----------------------------------------------------------------------------------------------------------
   An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and
   (b) redemption at the end of each period:
                                              OREGON       SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                FUND             FUND             FUND             FUND
  -----------------------------------------------------------------------------------------------------------

   1 Year                                      $ 25             $ 26             $ 25             $ 24
   3 Years                                       48               51               46               45
   5 Years                                       82               88               79               78
  10 Years                                      180              191              174              170

   An investor would pay the following expenses on the same investment, assuming (a) 5% return and (b) no redemptions:

   1 Year                                      $ 15             $ 16             $ 15             $ 14
   3 Years                                       48               51               46               45
   5 Years                                       82               88               79               78
  10 Years                                      180              191              174              170

NOTES:

The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year. Absent a fee reduction (in the case of the Investment Adviser Fee) and/or an expense allocation (in the case of Other Expenses) expenses of the following Funds would have been the following percentage of average daily net assets: Alabama Fund Other Expenses would have been 0.45%; Arkansas Fund Other Expenses would have been 2.77%; Georgia Fund Other Expenses would have been 0.85%; Kentucky Fund Other Expenses would have been 1.45%; Louisiana Fund Investment Adviser Fee and Other Expenses would have been 0.23% and 0.80%, respectively; Maryland Fund Other Expenses would have been 2.21%; Missouri Fund Other Expenses would have been 0.90%; North Carolina Fund Other Expenses would have been 0.43%; Oregon Fund Other Expenses would have been 1.79%; South Carolina Fund Other Expenses would have been 1.30%; Tennessee Fund Other Expenses would have been 1.66%; and Virginia Fund Other Expenses would have been 1.44%.

Each Fund invests exclusively in its corresponding Portfolio. The Trustees believe the aggregate per share expenses of a Fund and its corresponding Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by its corresponding Portfolio.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights", "Organization of the Funds and the Portfolios", "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares". A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of dividends and distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 14.

Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following information should be read in connction with the audited financial statements included in the Funds' Annual Report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
------------------------------------------------------------------------------

                                                                       YEAR ENDED AUGUST 31,
                                          ---------------------------------------------------------------------------------
                                              ALABAMA FUND         ARKANSAS FUND        GEORGIA FUND      KENTUCKY FUND
                                          -------------------    -----------------   -----------------   ------------------
                                            1995        1994*      1995    1994*      1995       1994*      1995      1994*
                                            ----        ----       ----    ----       ----       ----       ----      ----
NET ASSET VALUE, beginning of year         $ 9.320   $ 10.000    $ 9.530  $10.000    $ 9.220  $10.000    $ 9.210   $10.000
                                           -------   --------    -------  -------    -------  -------    -------   -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $ 0.418   $  0.296    $ 0.424  $ 0.214    $ 0.412  $ 0.294    $ 0.423   $  0.285
  Net realized and unrealized gain
   (loss) on investments                     0.207     (0.628)     0.075   (0.430)    (0.011)  (0.726)     0.128++   (0.730)
                                           -------   --------    -------  -------    -------  -------    -------    -------
    Total income (loss) from operations    $ 0.625   $ (0.332)   $ 0.499  $(0.216)   $ 0.401  $(0.432)   $ 0.551   $ (0.445)
                                           -------   --------    -------  -------    -------  -------    -------   --------
LESS DISTRIBUTIONS:
  From net investment income               $(0.418)  $ (0.296)   $(0.424) $(0.214)   $(0.412) $(0.294)   $(0.423)  $ (0.285)
  In excess of net investment income        (0.017)    (0.052)    (0.015)  (0.040)    (0.019)  (0.054)    (0.018)    (0.060)
                                           -------   --------    -------  -------    -------  -------    -------   --------
    Total distributions                    $(0.435)  $ (0.348)   $(0.439) $(0.254)   $(0.431) $(0.348)   $(0.441)  $ (0.345)

NET ASSET VALUE, end of year               $ 9.510   $  9.320    $ 9.590  $ 9.530    $ 9.190  $ 9.220    $ 9.320   $  9.210

TOTAL RETURN(1)                              6.90%    (3.44)%      5.52%  (2.25)%      4.60%    (4.56)%    6.29%     4.60)%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)    $ 9,427   $ 11,732    $   533  $   627    $ 2,487  $ 2,989    $ 1,823   $  3,065
  Ratio of net expenses to average
    daily net assets(2)                      1.68%      1.49%+     1.42%    1.59%+     1.55%    1.64%+     1.46%      1.69%+
  Ratio of net investment income to
    average daily net assets                 4.59%      4.23%+     4.56%    3.97%+     4.62%    4.09%+     4.81%      4.12%+

**For the periods indicated, operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
  Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS) PER SHARE     $ 0.408   $  0.280    $ 0.175  $(0.005)   $ 0.353  $ 0.253    $ 0.303   $  0.253

RATIOS (As a percentage of average
  daily net assets):
   Expenses(2)                               1.80%      1.71%+      4.09%    5.66%+     2.21%    2.20%+     2.82%     2.26%+
   Net investment income (loss)              4.47%      4.01%+      1.89%  (0.10)%+     3.96%    3.53%+     3.45%     3.56%+

                                                    (See footnotes on page 7.)

                                                                       YEAR ENDED AUGUST 31,
                                          ---------------------------------------------------------------------------------
                                            LOUISIANA FUND         MARYLAND FUND       MISSOURI FUND     NORTH CAROLINA FUND
                                          -------------------    -----------------   -----------------   ------------------
                                            1995        1994*      1995    1994*      1995       1994*      1995      1994*
                                            ----        ----       ----    ----       ----       ----       ----      ----
NET ASSET VALUE, beginning of year         $ 9.470   $ 10.000    $ 9.210  $10.000    $ 9.290  $10.000    $ 9.280   $10.000
                                           -------   --------    -------  -------    -------  -------    -------   -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $ 0.449   $  0.223    $ 0.421  $ 0.277    $ 0.419  $ 0.289    $ 0.427   $  0.295
  Net realized and unrealized gain
   (loss) on investments                    (0.011)    (0.486)     0.187++ (0.731)     0.208   (0.651)     0.016     (0.666)
                                           -------   --------    -------  -------    -------  -------    -------    -------
    Total income (loss) from operations    $ 0.438   $ (0.263)   $ 0.608  $(0.454)   $ 0.627  $(0.362)   $ 0.443   $ (0.371)
                                           -------   --------    -------  -------    -------  -------    -------   --------
LESS DISTRIBUTIONS:
  From net investment income               $(0.449)  $ (0.223)   $(0.421) $(0.277)   $(0.419) $(0.289)   $(0.427)  $ (0.295)
  In excess of net investment income        (0.019)    (0.044)    (0.017)  (0.059)    (0.018)  (0.059)    (0.016)    (0.054)
                                           -------   --------    -------  -------    -------  -------    -------   --------
    Total distributions                    $(0.468)  $ (0.267)   $(0.438) $(0.336)   $(0.437) $(0.348)   $(0.443)  $ (0.349)
                                           -------   --------    -------  -------    -------  -------    -------   --------
NET ASSET VALUE, end of year               $ 9.440   $  9.470    $ 9.380  $ 9.210    $ 9.480  $ 9.290    $ 9.280   $  9.280
                                           =======   ========    =======  =======    =======  =======    =======   ========
TOTAL RETURN(1)                              4.88%    (2.72)%      6.91%  (4.68)%      7.08%    (3.76)%    5.02%    (3.85)%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)    $ 2,384   $  3,141    $   939  $ 1,188    $ 3,163  $ 3,859    $ 6,115   $  7,411
  Ratio of net expenses to average
    daily net assets(2)                      1.41%      1.57%+     1.50%    1.64%+     1.61%    1.61%+     1.55%      1.56%+
  Ratio of net investment income to
    average daily net assets                 4.90%      4.16%+     4.71%    4.07%+     4.62%    4.20%+     4.72%      4.19%+

**For the periods indicated, operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
  Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS) PER SHARE     $ 0.401   $  0.169    $ 0.238  $ 0.046    $ 0.363  $ 0.255    $ 0.403   $  0.263
                                           =======   ========    =======  =======    =======  =======    =======   ========
RATIOS (As a percentage of average
  daily net assets):
   Expenses(2)                               1.93%      2.77%+      3.56%    5.07%+     2.23%    2.19%+     1.82%     2.01%+
   Net investment income                     4.38%      2.96%+      2.65%    0.64%+     4.00%    3.62%+     4.45%     3.74%+


                                                                                                  (See footnotes on page 7.)
THE FUNDS' FINANCIAL HIGHLIGHTS -- continued
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                          ----------------------------------------------------------------------------------
                                              OREGON FUND       SOUTH CAROLINA FUND   TENNESSEE FUND        VIRGINIA FUND
                                          -------------------    -----------------   -----------------   ------------------
                                            1995        1994*      1995    1994*      1995      1994*      1995      1994*
                                            ----        ----       ----    ----       ----      ----       ----      ----
NET ASSET VALUE, beginning of year         $ 9.240   $10.000     $ 9.370  $10.000    $ 9.220  $10.000    $ 9.210   $10.000
                                           -------   --------    -------  -------    -------  -------    -------   -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $ 0.406   $ 0.263     $ 0.413  $ 0.205    $ 0.425  $ 0.285    $ 0.434   $ 0.296
  Net realized and unrealized gain
   (loss) on investments                     0.221++  (0.703)    0.067++   (0.587)     0.131   (0.724)     0.138    (0.732)
                                           -------   --------    -------  -------    -------  -------    -------   -------
    Total income (loss) from operations    $ 0.627    (0.440)    $ 0.480   (0.382)   $ 0.556  $(0.439)   $ 0.572   $(0.436)

LESS DISTRIBUTIONS:
  From net investment income               $(0.406)  $(0.263)    $(0.413) $(0.205)   $(0.425) $(0.285)   $(0.434)  $(0.296)
  In excess of net investment income        (0.021)   (0.057)     (0.017)  (0.043)    (0.021)  (0.056)    (0.018)   (0.058)
                                           -------   --------    -------  -------    -------  -------    -------   -------
    Total distributions                    $(0.427)  $(0.320)    $(0.430) $(0.248)   $(0.446) $(0.341)   $(0.452)  $(0.354)
                                           -------   --------    -------  -------    -------  -------    -------   -------
NET ASSET VALUE, end of year               $ 9.440   $ 9.240     $ 9.420  $ 9.370    $ 9.330  $ 9.220    $ 9.330   $ 9.210
                                           =======   =======     =======  =======    =======  =======    =======   =======
TOTAL RETURN(1)                              7.11%   (4.54)%       5.38%  (3.92)%      6.32%  (4.54)%      6.51%   (4.51)%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)    $   998   $ 1,878     $ 1,245  $ 2,309    $ 1,084  $ 1,132    $ 1,488   $ 1,315
  Ratio of net expenses to average
   daily net assets(2)                       1.51%     1.65%+      1.61%    1.76%+     1.45%    1.59%+     1.42%     1.54%+
  Ratio of net investment income to
   average daily net assets                  4.61%     3.99%+      4.61%    4.06%+     4.71%    4.15%+     4.79%     4.31%+

**For periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
  Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME PER SHARE            $ 0.261   $ 0.153     $ 0.326  $ 0.161    $ 0.292  $ 0.158    $ 0.306   $ 0.190

RATIOS (As a percentage of average daily net assets):
   Expenses(2)                               3.16%     3.33%+      2.58%    2.62%+     2.92%    3.50%+     2.83%     3.08%+
   Net investment income                     2.96%     2.31%+      3.64%    3.19%+     3.24%    2.24%+     3.38%     2.77%+

Footnotes:
  *For the Alabama, Arkansas, Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Oregon, South Carolina,
   Tennessee and Virginia Funds, the Financial Highlights are for the period from the start of business, December 7, 1993,
   February 9, 1994, December 7, 1993, December 7, 1993, February 14, 1993, December 10, 1993, December 7, 1993, December 7,
   1993, December 28, 1993, February 14, 1994, December 9, 1993 and December 17, 1993, respectively, to August 31, 1994.
   +Annualized.
 ++The per share amount is not in accord with the net realized gain (loss) for the period because of the timing of sales of
   Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total Return is computed on a non-annualized basis.
(2)Includes the Fund's share of its corresponding Portfolio's allocated expenses.

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------

The investment objective of each Fund is set forth below. Each Fund seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EV CLASSIC ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EV CLASSIC ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EV CLASSIC GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EV CLASSIC KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EV CLASSIC LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EV CLASSIC MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").

EV CLASSIC MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing in the Missouri Municipals Portfolio (the "Missouri Portfolio").

EV CLASSIC NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EV CLASSIC OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EV CLASSIC SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EV CLASSIC TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EV CLASSIC VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").

HOW THE FUNDS AND THE PORTFOLIOS INVEST THEIR ASSETS
------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.

At least 75% of the net assets of the Alabama Portfolio, Arkansas Portfolio, Georgia Portfolio, Louisiana Portfolio, Maryland Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio and at least 70% of the net assets of the Kentucky Portfolio and Oregon Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax for individual investors. As at August 31, 1995, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (8.2%); Arkansas Portfolio (17.0%); Georgia Portfolio (14.3%); Kentucky Portfolio (16.4%); Louisiana Portfolio (19.5%); Maryland Portfolio (14.1%); Missouri Portfolio (9.8%); North Carolina Portfolio (7.3%); Oregon Portfolio (15.4%); South Carolina Portfolio (18.5%); Tennessee Portfolio (14.2%); and Virginia Portfolio (15.9%). At August 31, 1995, the Portfolios limited their investment in obligations subject to the federal alternative minimum tax to not more than 20% of net assets. The Portfolios are no longer subject to such limitation. Distributions to corporate investors of certain interest income may also be subject to the federal alternative minimum tax.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments and by legislation and other governmental activities in that State. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations for hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. Each Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its assets, more than 5% (but not more than 25%) of its assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio would be more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. The futures contracts may be based on various debt securities (such as U.S. Government securities), securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade) and other financial instruments and indices. Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in such municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will not exceed 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with its credit quality limitations. For a description of municipal obligation ratings, see the Statement of Additional Information.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Funds) it is known as a "series company." Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in a Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in its corresponding Portfolio, which is a separate investment company with an identical investment objective (although the Fund may temporarily hold a de minimus amount of cash). Therefore, a Fund's interest in the securities owned by its corresponding Portfolio is indirect. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolios, see "The Funds" Investment Objectives" and "How the Funds and the Portfolios Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, and affords the potential for economies of scale for each Fund, at least when the assets of its corresponding Portfolio exceed $500 million.


A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. The investment objective and the nonfundamental investment policies of each Fund and Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of that Fund or the investors in that Portfolio, as the case may be. Any such change of an investment objective will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. If a shareholder redeems shares within one year of their purchase because of a change in the nonfundamental objective or policies of a Fund, those shares may be subject to a contingent deferred sales charge as described in "How to Redeem Fund Shares." In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110, (617) 482-8260. Smaller investors in a Portfolio may be adversely affected by the actions of a larger investor in the Portfolio. For example, if a large investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured mutual funds which have large or institutional investors.


Until recently, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Funds may be subject to additional regulations than historically structured funds.

Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of a Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolios as partnerships for Federal income tax purposes. See "Distributions and Taxes" for further information. Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of each Portfolio are the same. Such procedures require each Board to take action to resolve any conflict of interest between a Fund and its corresponding Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of each of the Trust and the Portfolios, see the Statement of Additional Information.


Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.


MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------


EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs and furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                                   ANNUAL             DAILY
  CATEGORY           DAILY NET ASSETS                                              ASSET RATE         INCOME RATE
  ---------------------------------------------------------------------------------------------------------------------


  1                  up to $20 million ..........................................  0.100%             1.00%
  2                  $20 million but less than $40 million ......................  0.200%             2.00%
  3                  $40 million but less than $500 million .....................  0.300%             3.00%
  4                  $500 million but less than $1 billion ......................  0.275%             2.75%
  5                  $1 billion but less than $1.5 billion ......................  0.250%             2.50%
  6                  $1.5 billion but less than $2 billion ......................  0.225%             2.25%
  7                  $2 billion but less than $3 billion ........................  0.200%             2.00%
  8                  $3 billion and over ........................................  0.175%             1.75%

Each Portfolio paid (or, absent a fee reduction, would have paid) advisory fees for the fiscal year ended August 31, 1994 equivalent to the annualized percentage of average daily net assets stated below.

                                             NET ASSETS AS OF
  PORTFOLIO                                   AUGUST 31, 1995    ADVISORY FEE
  ------------------------------------------------------------------------------

  Alabama ..................................  $118,486,053         0.40%
  Arkansas .................................    81,535,002         0.37%
  Georgia ..................................   122,948,667         0.41%
  Kentucky .................................   145,268,626         0.42%
  Louisiana ................................    34,308,679         0.23%(1)
  Maryland .................................   115,004,176         0.40%
  Missouri .................................    93,162,103         0.38%
  North Carolina ...........................   195,178,724         0.44%
  Oregon ...................................   146,390,921         0.42%
  South Carolina ...........................    61,411,668         0.33%
  Tennessee ................................    58,673,303         0.31%
  Virginia .................................   191,747,922         0.44%

(1)To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $15 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, fiduciary and banking services, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Nicole Anderes has acted as the portfolio manager of the Louisiana Portfolio since it commenced operations. She joined Eaton Vance and BMR as a Vice President in January 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1978-1992).

Timothy T. Browse has acted as the portfolio manager of the Alabama, Arkansas, Kentucky and Maryland Portfolios since they commenced operations. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Cynthia J. Clemson has acted as the portfolio manager of the Missouri, Oregon and Tennessee Portfolios since they commenced operations. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

David C. Reilly has acted as the portfolio manager of the Georgia, North Carolina, South Carolina and Virginia Portfolios since they commenced operations. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.

DISTRIBUTION PLANS
--------------------------------------------------------------------------------

EACH FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (A "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. Rule 12b-1 permits a mutual fund, such as a Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. Each Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). Each Fund's Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plans. Each Fund's Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) a Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently pays monthly sales commissions to a financial service firm (an "Authorized Firm") in amounts anticipated to be equivalent to .75%, annualized, of the assets maintained in a Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .80% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1-1/2 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.

THE NASD RULE REQUIRES EACH FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, a Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. Each Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under a Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under a Fund's Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to a Fund's Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of a Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under each Fund's Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.

During the fiscal year ended August 31, 1995, each Fund paid or accrued sales commissions under its Plan equivalent to .75% (annualized) of such Fund's average daily net assets. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter on such day calculated under the Plan amounted to approximately $870,000 (equivalent to 9.2% of net assets on such day) in the case of the Alabama Fund, $52,000 (equivalent to 9.7% of net assets on such day) in the case of the Arkansas Fund, $399,000 (equivalent to 16.0% of net assets on such day) in the case of the Georgia Fund, $301,000 (equivalent to 16.5% of net assets on such day) in the case of the Kentucky Fund, $252,000 (equivalent to 10.6% of net assets on such day) in the case of the Louisiana Fund, $93,000 (equivalent to 9.9% of net assets on such day) in the case of the Maryland Fund, $341,000 (equivalent to 10.8% of net assets on such day) in the case of the Missouri Fund, $653,000 (equivalent to 10.7% of net assets on such day) in the case of the North Carolina Fund, $224,000 (equivalent to 2.2% of net assets on such day) in the case of the Oregon Fund, $202,000 (equivalent to 16.2% of net assets on such day) in the case of the South Carolina Fund, $116,000 (equivalent to 10.7% of net assets on such day) in the case of the Tennessee Fund and $163,000 (equivalent to 11.0% of net assets on such day) in the case of the Virginia Fund.

EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of each Fund's Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed .20% of the Fund's average daily net assets for each fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .20% of the Fund's net assets. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently makes monthly service fee payments to an Authorized Firm in amounts anticipated to be equivalent to .20%, annualized, of the assets maintained in a Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .20% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1-1/2 of
 .20% of the value of shares sold by such Firm and remaining outstanding for at least one year. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by a Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1995, each Fund paid or accrued service fees under its Plan equivalent to 0.20% (annualized) of such Fund's average daily net assets for such periods.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell a Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including without limitation the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares and the amount of Uncovered Distribution Charges of the Princpal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------


EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information. Eaton Vance Corp. currently owns 77.3% of the outstanding stock of IBT, the Funds' and the Portfolios' custodian, but has announced its intention to sell such stock.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold by IBT as agent for the account of their owner on the day of their receipt by IBT or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic [State name] Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Classic [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular Federal, State and local tax consequences of exchanging securities for Fund shares.



  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.



HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO THE SHAREHOLDER SERVICES GROUP, INC., BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per share of the applicable Fund next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to The Shareholder Services Group, Inc. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


Within seven days after receipt of a redemption request in good order by The Shareholder Services Group, Inc., a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charge (described below) and Federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after EVD, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares purchased on or after January 30, 1995 and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge equal to 1% of the net asset value of redeemed shares. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and
(c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause
(c) on a first-in-first-out basis.

In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No contingent deferred sales charge will be imposed on shares of a Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans. The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. See "Distribution Plans."

REPORTS TO SHAREHOLDERS
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EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS
CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
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AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUNDS' TRANSFER
AGENT, THE SHAREHOLDER SERVICES GROUP, INC., WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to The Shareholder Services Group, Inc.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA, 02104 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the Federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.



  UNDER A LIFETIME INVESTING ACCOUNT A SHAREHOLDER CAN MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of a Fund may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed with a contingent deferred sales charge, on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Shareholder Services Group, Inc. makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult The Shareholder Services Group, Inc. for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by The Shareholder Services Group, Inc. provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call The Shareholder Services Group, Inc. at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor The Shareholder Services Group, Inc. will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REDEEMED OR REPURCHASED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF A FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of a Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the twenty-second day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely Federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Each Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, EACH FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS PARTNERSHIPS UNDER THE CODE, THE PORTFOLIOS DO NOT PAY FEDERAL INCOME OR EXCISE TAXES.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund.


Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult their own tax advisers with respect to the State, local and foreign tax consequences of investing in a Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, EACH FUND MAY ADVERTISE THE YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable contingent deferred sales charge at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time. Each Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

Each Fund may publish its distribution rate and/or effective distribution rate. Each Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current maximum offering price per share (net asset value). Each Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that a Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Each Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's current yield, total return, distribution rate or effective distribution rate for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield, total return, distribution rate or effective distribution rate may be in any future period. If the expenses of a Fund or its corresponding Portfolio are paid by Eaton Vance, the Fund's performance will be higher.

                                                                        APPENDIX
STATE SPECIFIC INFORMATION

Because each Portfolio will normally invest at least 65% of its assets in the obligations within its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.

The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years.


Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.


ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. During the past two decades, the economy of Arkansas has shifted from an agricultural to a light manufacturing base. The State is now moving toward a heavier manufacturing base involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for August, 1995 was 5.1%, compared to a national rate of 5.6%. State law prohibits deficit spending. In 1994, the General Fund had an ending balance of $772 million, with an operating surplus of $161 million. The State has adopted 1995-1997 biennial budget.


Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

ARKANSAS TAXES. In the opinion of special Arkansas tax counsel to the Arkansas Fund, under existing Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration for a similar Eaton Vance fund.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.



GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. According to the Department of Labor for the State of Georgia, the unemployment rate of the civilian labor force in the State as of July 1995 was 5.6% compared to 5.9% for the nation. Actual revenues of the State for fiscal year 1994 increased 13.8% over revenue collections for the previous fiscal year. Estimated revenue collections for the fiscal year ending June 30, 1995 increased 6.3% over actual revenue collections for fiscal 1994. Total projected revenues for fiscal year 1996 are approximately $10.7 million, a 7.2% increase over the total projected revenues for fiscal year 1995. This improvement is expected to continue for most economic sectors as the 1996 Summer Olympics draw near. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.

Georgia general obligations are rated "AA+," "Aaa" and "AA" by S&P, Moody's and Fitch, respectively. Both S&P and Fitch view the State as stable.

GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to such shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

The application of the Georgia intangible personal property tax to the ownership of shares of the Georgia Fund is not clear. Although obligations or evidences of debt of the United States and of the State of Georgia, its political subdivisions and public institutions are exempt from the Georgia intangible personal property tax, the Georgia Department of Revenues has taken the position that shares in a municipal bond fund are deemed to be taxable intangible property separate from an ownership interest in the underlying obligations. Under such an analysis, shareholders of the Georgia Fund who are otherwise subject to the Georgia intangible personal property tax would be subject to such tax with respect to ownership of shares of the Georgia Fund (without any exemption for the underlying United States or Georgia obligations), but at the rate of 10 cents per $1,000 applicable to "other intangible property" rather than at the higher rate of $1 per $1,000 imposed on "stocks." All shareholders should consult their tax advisors regarding the possible intangible personal property tax consequences of ownership of shares in the Georgia Fund.

KENTUCKY. Kentucky's economy, once dominated by coal, horses, bourbon, and tobacco, has attained substantial diversification during the past decade into the manufacturing and service sectors, including particularly air transportation, health care and business services, and retail trade. Kentucky still ranks first among the states in total tonnage of coal produced and second in the total cash value of tobacco raised. The state's leading manufactured products now include automobiles and automotive parts, industrial machinery, consumer appliances, and apparel. Kentucky's horse breeding and racing industry, showcased by the Kentucky Derby, as well as an extensive system of state parks, have contributed to a growing tourism industry within the State. As of August 1995, Kentucky's unemployment rate was 4.7% compared to the national average of 5.6%.

The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in the fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 milion deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund in fiscal year 1995, bringing the balance to the targeted level of $100 million.

Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth. In September 1994 S&P upgraded the rating of the State's appropriation-backed debt from A to A+. Moody's and Fitch rate the State's appropriation-backed debt as A and A+, respectively.


KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions or on obligations of the United States, the governments of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on capital employed. To the extent that the Kentucky Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions or instrumentalities and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for Federal income tax purposes.

Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the language of these laws, it is not possible to address their specific impact.


LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.

The State ended the Fiscal Period 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. The State ended the Fiscal Period 1993-94 with an operating surplus of $129 million. This amount together with the prior year fund balance of $101 million and reserve changes leaves an unreserved-undesignated General Fund fund balance of $212.9 million. For fiscal 1996, the State will receive a significantly smaller amount of federal funding for its health care programs. The State faces a large gap for the 1996 budget. It is uncertain how this fiscal imbalance will be resolved or how it will impact the creditworthiness of the State and its outstanding and related debt.

As of the date of this Prospectus, general obligations of Louisiana are rated A- (with a negative outlook) and Baa1 by S&P and Moody's, respectively.


LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for Federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.


MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for July 1995 was 5.0% versus the national rate of 5.9%.

Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Including local government debt, debt service as a percentage of total revenues has risen from 8.88% in 1991 to 9.67% in 1994. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligation bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that
(a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.


To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.


Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.


Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations or (b) such dividends are attributable to interest on U.S. obligations.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for August, 1995 was 5.0% as compared to the September 1994 level of 3.9%. During the past several years, the local defense and automotive industries have experienced weakness partially contributing to the loss of 64,000 manufacturing jobs.

In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain approximately half of the State's population, would have a major impact on the State's overall economic condition.


An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.


MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.


The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.


NORTH CAROLINA. North Carolina has an economy largely dependent on textile and furniture manufacturing, and agriculture, although finance, services and trade are becoming increasingly important. Manufacturing, which continues to be far more important in North Carolina than in the nation, has been adversely affected by international competition. Tobacco farming continues to be affected by Federal legislation and regulatory measures and by international competition. State personal wealth levels remain well below those of the nation.

The North Carolina State Constitution requires that the total expenditures of the State for a fiscal period shall not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. Apparently due to both increased tax and fee revenue and the previously enacted spending reductions, the State had a budget surplus of approximately $887 million at the end of fiscal 1993-94. After review of the 1994-95 continuation budget adopted in 1993, the General Assembly approved spending expansion funds, in part to restore certain employee salaries to budgeted levels, which amounts had been deferred to balance the budgets in 1989-1993, and to authorize funding for new initiatives for economic development, education, human services and environmental programs.

General obligations of the State of North Carolina are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively. In July, 1992, S&P revised its outlook for the State's general obligations from "Negative" to "Stable". Fitch views the State's credit trend as "Stable".


NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from Federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.


The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of a fund basically identical to the North Carolina Fund. That ruling is subject to change.


OREGON. Oregon remains slightly more sensitive to economic cycles than the national average due to the forest products component of its economy. Protection of the spotted owl under the Endangered Species Act may cause timber harvest on Federal lands to be reduced significantly. In addition to the general adverse economic impact that would be caused by harvest reductions, a number of counties that receive substantial revenues directly from Federal timber sales would suffer revenue losses. In addition, recent economic projections indicate a slowing of the growth, particularly in the areas of lumbering, construction, and retail trade. The State has committed itself to greater diversification of the economy by pursuing more foreign trade in the considerable markets of the Pacific Rim countries and the location of high technology industries in Oregon. In September 1994, Oregon's unemployment rate was 4.7%, compared to the nation's 5.9% rate.

As of the date of this Prospectus, Oregon's general obligation debt is rated AA-, Aa and AA, by S&P, Moody's and Fitch, respectively. S&P revised the outlook of Oregon's debt from Stable to Negative as a result of the increased costs imposed by a constitutional property tax limitation ("Ballot Measure 5") adopted by votes in 1990.

OREGON TAXES. In the opinion of Stoel, Rives, Boley, Jones & Grey, special Oregon tax counsel to the Oregon Fund, individual shareholders of the Oregon Fund will not be subject to Oregon personal income taxes on distributions received from the Oregon Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Oregon and its political subdivisions and authorities or on tax-exempt obligations issued by the Governments of Puerto Rico, the U.S.Virgin Islands and Guam, and represent exempt interest dividends for Federal income tax purposes (Oregon tax-exempt obligations).

Other distributions from the Oregon Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from personal income taxes in Oregon. The Oregon Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Oregon Fund on municipal bonds during the preceding year.

No portion of distributions from the Oregon Fund are exempt from Oregon excise tax on corporations. However, shares of the Oregon Fund are not subject to Oregon property taxes.


SOUTH CAROLINA. The effect of the prolonged national recession on the State's fiscal position has been significant, though in the past few years the State has rebuilt its General Reserve Fund. Since the start of the 1993 fiscal year, South Carolina has been forced to deal with revenue shortfalls. In July 1992, original revenue estimates were revised downward by $195 million to $3.6 billion for fiscal year 1993. The State responded by cutting appropriations including recurring and non-recurring spending and ended the fiscal year with a $151 million surplus. Actual budgetary General Fund revenues and expenditures for fiscal year 1994 were $4.021 billion and $3.776 billion, respectively. There was a $248 million surplus of which $43.3 million was deposited into the General Reserve Fund bringing its total to $110 million. Fiscal 1995 had actual budgeted General Fund revenues and expenditures of $4.233 billion and $3.984 billion, respectively. Fiscal 1995 ended with a General Fund surplus of $248 million of which $10.5 million was deposited into the General Reserve Fund fully funding it to $120.7 million. No new taxes were introduced. $4.133 billion has been budgeted for fiscal 1996. Once again no new taxes are in the budget.

Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For August, 1995, unemployment in South Carolina was 4.9% compared with the national rate of 5.6%.

South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively.

SOUTH CAROLINA TAXES. Nelson Mullins Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, has obtained the issuance of a private letter ruling from the South Carolina Department of Revenue and Taxation (the "S.C. Tax Ruling"). The S.C. Tax Ruling provides that, under existing South Carolina law, as long as the South Carolina Fund qualifies as a separate "regulated investment company", shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The S.C. Tax Ruling addresses the South Carolina tax consequences when the South Carolina Fund invests directly in these obligations. In addition, the S.C. Tax Ruling favorably addresses consequences to the South Carolina Fund, under existing South Carolina law, to the extent the South Carolina Fund invests in interests of another registered investment company.


Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector employment. From the third quarter of 1992 to the third quarter of 1993, 40.9% of employment growth occurred in the services sector. The March, 1994 seasonally adjusted unemployment rate was 4.7%, as compared with a national unemployment rate of 5.9%.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for approximately 55% of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. Operating surpluses for 1992 and 1993 have built up the General Fund balance to $150.1 million for 1993 from $7.3 million for 1991. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature.

Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of a fund basically identical to the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.

General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved.


The economy of Virginia is based primarily on manufacturing, the government sectors, agriculture, mining and tourism, and unemployment rates are typically below the national average. June 1995 unemployment was 4.4% versus a national rate of 5.6%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse source of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.

As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, but the claimants have not accepted its terms.

General obligations of Virginia are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Portfolio, in state, municipal, or other obligations described in (S)103(1) of the Code. The Virginia Fund intends to comply with that requirement.


Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for June, 1995 was approximately 13.9%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.


S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. Reliance on nonrecurring revenues and economic weakness led S&P to change its outlook from stable to negative.

[LOGO]


EV CLASSIC MUNICIPAL FUNDS

-------------------------------------------------------------------------------

PROSPECTUS


JANUARY 1, 1996

EV CLASSIC ALABAMA MUNICIPALS FUND
EV CLASSIC ARKANSAS MUNICIPALS FUND
EV CLASSIC GEORGIA MUNICIPALS FUND
EV CLASSIC KENTUCKY MUNICIPALS FUND
EV CLASSIC LOUISIANA MUNICIPALS FUND
EV CLASSIC MARYLAND MUNICIPALS FUND
EV CLASSIC MISSOURI MUNICIPALS FUND
EV CLASSIC NORTH CAROLINA MUNICIPALS FUND
EV CLASSIC OREGON MUNICIPALS FUND
EV CLASSIC SOUTH CAROLINA MUNICIPALS FUND
EV CLASSIC TENNESSEE MUNICIPALS FUND
EV CLASSIC VIRGINIA MUNICIPALS FUND



EV CLASSIC
MUNICIPAL FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company, 24 Federal Street, Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                       C-TFC1/1P

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                 EV MARATHON
                               MUNICIPAL FUNDS
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

  EV MARATHON ALABAMA MUNICIPALS FUND                     EV MARATHON MISSOURI MUNICIPALS FUND
  EV MARATHON ARKANSAS MUNICIPALS FUND                    EV MARATHON NORTH CAROLINA MUNICIPALS FUND
  EV MARATHON GEORGIA MUNICIPALS FUND                     EV MARATHON OREGON MUNICIPALS FUND
  EV MARATHON KENTUCKY MUNICIPALS FUND                    EV MARATHON SOUTH CAROLINA MUNICIPALS FUND
  EV MARATHON LOUISIANA MUNICIPALS FUND                   EV MARATHON TENNESSEE MUNICIPALS FUND
  EV MARATHON MARYLAND MUNICIPALS FUND                    EV MARATHON VIRGINIA MUNICIPALS FUND

THE EV MARATHON MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS' INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1996 for each Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
------------------------------------------------------------------------------


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                            PAGE                                             PAGE
Shareholder and Fund Expenses ..............  2   How to Redeem Fund Shares .................. 22
The Funds' Financial Highlights ............  5   Reports to Shareholders .................... 23
The Funds' Investment Objectives ........... 11   The Lifetime Investing Account/Distribution
How the Funds and the Portfolios                    Options .................................. 23
  Invest their Assets ...................... 12   The Eaton Vance Exchange Privilege ......... 24
Organization of the Funds and the Portfolios 15   Eaton Vance Shareholder Services ........... 25
Management of the Funds and the Portfolios.. 17   Distributions and Taxes .................... 26
Distribution Plans ......................... 19   Performance Information .................... 27
Valuing Fund Shares ........................ 20   Appendix -- State Specific Information ..... 28
How to Buy Fund Shares ..................... 21

-------------------------------------------------------------------------------
                       PROSPECTUS DATED JANUARY 1, 1996

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption during the First Seven Years (as a percentage of redemption proceeds exclusive of all
    reinvestments and capital appreciation in the account)                                     5.00%-0%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------------------------
                                                     ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                     FUND             FUND             FUND             FUND
  --------------------------------------------------------------------------------------------------------------
  Investment Adviser Fee (after any applicable fee
    reduction)                                       0.40%            0.37%            0.41%            0.42%
  Rule 12b-1 Distribution (and Service) Fees         0.89             0.89             0.89             0.89
  Other Expenses                                     0.22             0.24             0.19             0.21
                                                     ----             ----             ----             ----
      Total Operating Expenses                       1.51%            1.50%            1.49%            1.52%
                                                     ====             ====             ====             ====

  EXAMPLE
  --------------------------------------------------------------------------------------------------------------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                     ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                     FUND             FUND             FUND             FUND
  --------------------------------------------------------------------------------------------------------------
   1 Year                                            $ 65             $ 65             $ 65             $ 65
   3 Years                                             88               87               87               88
   5 Years                                            102              102              101              103
  10 Years                                            180              179              178              181

  An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:
   1 Year                                            $ 15             $ 15             $ 15             $ 15
   3 Years                                             48               47               47               48
   5 Years                                             82               82               81               83
  10 Years                                            180              179              178              181

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------------------------
                                                     LOUISIANA        MARYLAND         MISSOURI         NORTH CAROLINA
                                                     FUND             FUND             FUND             FUND
  --------------------------------------------------------------------------------------------------------------
  Investment Adviser Fee (after any applicable fee
    reduction)                                       0.12%            0.40%            0.38%            0.44%
  Rule 12b-1 Distribution (and Service) Fees         0.87             0.89             0.90             0.90
  Other Expenses (after any applicable expense
    reduction)                                       0.32             0.21             0.25             0.17
                                                     ----             ----             ----             ----
        Total Operating Expenses                     1.31%            1.50%            1.53%            1.51%
                                                     ====             ====             ====             ====

  EXAMPLE
  --------------------------------------------------------------------------------------------------------------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                     LOUISIANA        MARYLAND         MISSOURI         NORTH CAROLINA
                                                     FUND             FUND             FUND             FUND
  --------------------------------------------------------------------------------------------------------------
   1 Year                                            $ 63             $ 65             $ 66             $ 65
   3 Years                                             82               87               88               88
   5 Years                                             92              102              103              102
  10 Years                                            158              179              182              180

  An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

   1 Year                                            $ 13             $ 15             $ 16             $ 15
   3 Years                                             42               47               48               48
   5 Years                                             72               82               83               82
  10 Years                                            158              179              182              180

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  --------------------------------------------------------------------------------------------------------------
                                                     OREGON           SOUTH CAROLINA   TENNESSEE        VIRGINIA
                                                     FUND             FUND             FUND             FUND
  --------------------------------------------------------------------------------------------------------------
  Investment Adviser Fee                             0.42%            0.33%            0.31%            0.44%
  Rule 12b-1 Distribution (and Service) Fees         0.89             0.88             0.87             0.89
  Other Expenses                                     0.22             0.28             0.29             0.17
                                                     ----             ----             ----             ----
        Total Operating Expenses                     1.53%            1.49%            1.47%            1.50%
                                                     ====             ====             ====             ====

  EXAMPLE
  --------------------------------------------------------------------------------------------------------------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                     OREGON           SOUTH CAROLINA   TENNESSEE        VIRGINIA
                                                     FUND             FUND             FUND             FUND
  --------------------------------------------------------------------------------------------------------------
   1 Year                                            $ 66             $ 65             $ 65             $ 65
   3 Years                                             88               87               86               87
   5 Years                                            103              101              100              102
  10 Years                                            182              178              176              179

  An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

   1 Year                                            $ 16             $ 15             $ 15             $ 15
   3 Years                                             48               47               46               47
   5 Years                                             83               81               80               82
  10 Years                                            182              178              176              179

NOTES:

The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year. Absent a fee reduction, the Investment Adviser Fee for the Louisiana Fund would have been 0.23% of the Louisiana Fund's average daily net assets.

Each Fund invests exclusively in its corresponding Portfolio. The Trustees believe the aggregate per share expenses of a Fund and its corresponding Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by its corresponding Portfolio.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights'', "Organization of the Funds and the Portfolios", "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares". A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of dividends and distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 17.

Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Funds' Annual Report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon reports of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.
------------------------------------------------------------------------------

                                                        ALABAMA FUND                                     ARKANSAS FUND
                                    ----------------------------------------------------     --------------------------------------
                                                         YEAR ENDED                                       YEAR ENDED
                                    ----------------------------------------------------     --------------------------------------
                                          AUGUST 31,                 SEPTEMBER 30,                 AUGUST 31,         SEPTEMBER 30,
                                    ----------------------     -------------------------     ---------------------    -------------
                                      1995        1994<F1>       1993           1992<F3>       1995       1994<F1>      1993<F3>
                                    -------     -------        -------        -------        -------    -------       -------
NET ASSET VALUE, beginning of year  $10.210     $11.060        $10.340        $10.000        $10.140    $10.910       $10.000
                                    -------     -------        -------        -------        -------    -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income             $ 0.479     $ 0.425        $ 0.475        $ 0.208        $ 0.460    $ 0.431       $ 0.471
  Net realized and unrealized
    gain (loss) on investments        0.244      (0.769)         0.837          0.385<F4>      0.132     (0.703)        1.025
                                    --------    -------        -------        -------        -------    -------       -------
    Total income (loss) from
      operations                    $ 0.723     $(0.344)       $ 1.312        $ 0.593        $ 0.592    $(0.272)      $ 1.496
                                    --------    -------        -------        -------        -------    -------       -------

LESS DISTRIBUTIONS:
  From net investment income        $(0.479)    $(0.425)       $(0.475)       $(0.208)       $(0.460)   $(0.431)      $(0.471)
  In excess of net investment
    income                           (0.014)     (0.081)        (0.117)        (0.045)        (0.022)    (0.067)       (0.115)
                                    --------    -------        -------        -------        -------    -------       -------
    Total distributions             $(0.493)    $(0.506)       $(0.592)       $(0.253)       $(0.482)   $(0.498)      $(0.586)
                                    --------    -------        -------        -------        -------    -------       -------

NET ASSET VALUE, end of year        $10.440     $10.210        $11.060        $10.340        $10.250    $10.140       $10.910
                                    =======     =======        =======        =======        =======    =======       =======

TOTAL RETURN<F5>                      7.38%     (3.18)%         13.09%          5.71%          6.15%     (2.53)%       15.00%

RATIOS/SUPPLEMENTAL DATA:*
  Net assets, end of period
    (000 omitted)                  $108,642    $105,553        $84,621        $21,105        $80,823    $82,436       $59,205
  Ratio of net expenses to
    average daily net assets<F6>      1.51%       1.43%<F2>      1.37%          1.01%<F2>      1.50%      1.17%<F2>     0.88%<F2>
  Ratio of net investment income
    to average daily net assets       4.74%       4.35%<F2>      4.30%          4.49%<F2>      4.67%      4.47%<F2>     4.27%<F2>

PORTFOLIO TURNOVER<F7>                --          --               15%            13%          --            5%          13%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:
 NET INVESTMENT INCOME PER SHARE                               $ 0.462        $ 0.185                   $ 0.409       $ 0.411
                                                               =======        =======                   =======       =======

 RATIOS (As a percentage of average daily net assets):
    Expenses<F6>                                                 1.49%          1.50%<F2>                 1.40%<F2>     1.42%<F2>
    Net investment income                                        4.18%          4.00%<F2>                 4.24%<F2>     3.73%<F2>

                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      GEORGIA FUND                                 KENTUCKY FUND
                                 ------------------------------------------------    --------------------------------------------
                                                       YEAR ENDED                                    YEAR ENDED
                                 ------------------------------------------------    --------------------------------------------
                                          AUGUST 31,            SEPTEMBER 30,                AUGUST 31,           SEPTEMBER 30,
                                 ------------------------   ---------------------    ---------------------    -------------------
                                   1995          1994<F1>     1993       1992<F3>      1995       1994<F1>      1993     1992<F3>
                                 -------       -------      -------    -------       -------    -------       -------    --------
NET ASSET VALUE, beginning of
  year                           $ 9.800       $10.750      $10.120    $10.000       $ 9.850    $10.780       $10.090    $10.000
                                 -------       -------      -------    -------       -------    -------       -------    -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income          $ 0.450       $ 0.413      $ 0.459    $ 0.380       $ 0.458    $ 0.415       $ 0.462    $ 0.363
  Net realized and unrealized
    gain (loss) on investments     0.007<F3>    (0.841)       0.776      0.215         0.163     (0.811)        0.820      0.192
                                 -------       -------      -------    -------       -------    -------       -------    -------
    Total income (loss) from
      operations                 $ 0.457       $(0.428)     $ 1.235    $ 0.595       $ 0.621    $(0.396)      $ 1.282    $ 0.555
                                 -------       -------      -------    -------       -------    -------       -------    -------

LESS DISTRIBUTIONS:
  From net investment income     $(0.450)      $(0.413)     $(0.459)   $(0.380)      $(0.458)   $(0.415)      $(0.462)   $(0.363)
  In excess of net investment
    income                        (0.017)       (0.065)      (0.129)    (0.095)       (0.023)    (0.075)       (0.125)    (0.102)
  From net realized gain on
    investments                    --              --        (0.017)      --             --        --          (0.005)      --
  In excess of net realized
    gain on investments            --           (0.044)        --         --             --      (0.044)         --         --
                                 -------       -------      -------    -------       -------    -------       -------    -------
    Total distributions          $(0.467)      $(0.522)     $(0.605)   $(0.475)      $(0.481)   $(0.534)      $(0.592)   $(0.465)
                                 -------       -------      -------    -------       -------    -------       -------    -------

NET ASSET VALUE, end of year     $ 9.790       $ 9.800      $10.750    $10.120       $ 9.990    $ 9.850       $10.780    $10.090
                                 =======       =======      =======    =======       =======    =======       =======    =======

TOTAL RETURN<F5>                   4.90%       (4.08)%        12.60%     5.85%         6.61%    (3.78)%        13.05%      5.45%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)               $120,143      $134,481      $120,043   $42,156      $143,106   $141,994       $20,073    $46,835
  Ratio of net expenses to
    average daily net
    assets<F6>                     1.49%         1.41%<F2>     1.52%     1.13%<F2>     1.52%      1.44%<F2>     1.50%      1.44%<F2>
  Ratio of net investment
    income to average daily
    net assets                     4.72%         4.39%<F2>     4.27%     4.72%<F2>     4.74%      4.39%<F2>     4.29%      4.56%<F2>

PORTFOLIO TURNOVER<F7>             --              --            20%       33%          --         --             21%        64%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:
 NET INVESTMENT INCOME PER SHARE                                         $ 0.341                                           $0.357
                                                                         =======                                           ======

 RATIOS (As a percentage of average daily net assets):
    Expenses<F6>                                                           1.61%<F2>                                       1.52%<F2>
    Net investment income                                                  4.24%<F2>                                       4.48%<F2>

                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
                                                  LOUISIANA FUND                                  MARYLAND FUND
                                     ----------------------------------------   --------------------------------------------------
                                                    YEAR ENDED                                     YEAR ENDED
                                     ----------------------------------------   --------------------------------------------------
                                           AUGUST 31,           SEPTEMBER 30,           AUGUST 31,              SEPTEMBER 30,
                                     ----------------------     -------------   ----------------------    ------------------------
                                       1995        1994<F1>        1993<F3>       1995        1994<F1>     1993          1992<F3>
                                     -------      -------        -------        -------     -------       -------       -------
NET ASSET VALUE, beginning of year   $10.010      $11.130        $10.000        $10.070     $11.070       $10.290       $10.000
                                     -------      -------        -------        -------     -------       -------       -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income              $ 0.487      $ 0.447        $ 0.478        $ 0.476     $ 0.428       $ 0.466       $ 0.303
  Net realized and unrealized
    gain (loss) on investments        (0.006)<F4>  (0.937)         1.234          0.169      (0.922)        0.890         0.375<F4>
                                     -------      -------        -------        -------     -------       -------       -------
    Total income (loss) from
      operations                     $ 0.481      $(0.490)       $ 1.712        $ 0.645     $(0.494)      $ 1.356       $ 0.678
                                     -------      -------        -------        -------     -------       -------       -------

LESS DISTRIBUTIONS:
  From net investment income         $(0.487)     $(0.447)       $(0.478)       $(0.476)    $(0.428)      $(0.466)      $(0.303)
  In excess of net investment
    income                            (0.024)      (0.074)        (0.104)        (0.009)     (0.070)       (0.110)       (0.085)
  In excess of net realized
    gain on investments                 --         (0.109)          --             --        (0.008)        --             --
                                     -------      -------        -------        -------     -------       -------       -------
    Total distributions              $(0.511)     $(0.630)       $(0.582)       $(0.485)    $(0.506)      $(0.576)      $(0.388)
                                     -------      -------        -------        -------     -------       -------       -------

NET ASSET VALUE, end of year         $ 9.980      $10.010        $11.130        $10.230     $10.070       $11.070       $10.290
                                     =======      =======        =======        =======     =======       =======       =======

TOTAL RETURN<F5>                       5.08%      (4.56)%         17.26%          6.71%     (4.56)%        13.61%         6.65%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                    $31,836      $29,020        $17,935       $113,826    $116,721       $95,226       $29,180
  Ratio of net expenses to
    average daily net assets<F6>       1.31%        1.08%<F2>      1.07%<F2>      1.50%       1.43%<F2>     1.43%<F2>     1.30%<F2>
  Ratio of net investment
    income to average daily
    net assets                         4.97%        4.62%<F2>      4.27%<F2>      4.82%       4.44%<F2>     4.28%<F2>     4.25%<F2>

PORTFOLIO TURNOVER<F7>                 --             14%            86%           --           --            12%            3%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:

 NET INVESTMENT INCOME PER SHARE     $ 0.476      $ 0.412        $ 0.401                                  $ 0.461       $ 0.280
                                     =======      =======        =======                                  =======       =======

 RATIOS (As a percentage of average daily net assets):
    Expenses<F6>                       1.42%        1.44%<F2>      1.76%<F2>                                1.48%         1.62%<F2>
    Net investment income              4.86%        4.26%<F2>      3.58%<F2>                                4.23%         3.93%<F2>

                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
                                               MISSOURI FUND                                     NORTH CAROLINA FUND
                                -------------------------------------------      ---------------------------------------------------
                                                 YEAR ENDED                                         YEAR ENDED
                                -------------------------------------------      ---------------------------------------------------
                                       AUGUST 31,           SEPTEMBER 30,               AUGUST 31,              SEPTEMBER 30,
                                --------------------    -------------------      -----------------------     --------------------
                                 1995       1994<F1>      1993     1992<F3>        1995         1994<F1>       1993      1992<F3>
                                -------    -------      -------   -------        -------       -------       -------    -------
NET ASSET VALUE, beginning of
  year                          $10.240    $11.250      $10.400   $10.000        $ 9.970       $10.940       $10.300    $10.000
                                -------    -------      -------   -------        -------       -------       -------    -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income         $ 0.477    $ 0.423      $ 0.470   $ 0.200        $ 0.466       $ 0.423       $ 0.468    $ 0.456
  Net realized and unrealized
    gain (loss) on investments    0.289     (0.904)       1.005     0.455          0.011<F4>    (0.895)        0.794      0.423<F4>
                                -------    -------      -------   -------        -------       -------       -------    -------
    Total income (loss) from
      operations                $ 0.766    $(0.481)     $ 1.475   $ 0.655        $ 0.477       $(0.472)      $ 1.262    $ 0.879
                                -------    -------      -------   -------        -------       -------       -------    -------

LESS DISTRIBUTIONS:
  From net investment income    $(0.477)   $(0.423)     $(0.470)  $(0.200)       $(0.466)      $(0.423)      $(0.468)   $(0.456)
  In excess of net investment
    income                       (0.019)    (0.084)      (0.128)   (0.055)        (0.021)       (0.075)       (0.120)    (0.123)

  In excess of net realized
    gain on investments            --       (0.022)      (0.027)     --             --             --         (0.034)     --
                                -------    -------      -------   -------        -------       -------       -------    -------
    Total distributions         $(0.496)   $(0.529)     $(0.625)  $(0.255)       $(0.487)      $(0.498)      $(0.622)   $(0.579)
                                -------    -------      -------   -------        -------       -------       -------    -------

NET ASSET VALUE, end of year    $10.510    $10.240      $11.250   $10.400        $ 9.960       $ 9.970       $10.940    $10.300
                                =======    =======      =======   =======        =======       =======       =======    =======

TOTAL RETURN<F5>                  7.82%    (4.33)%       14.66%     6.33%          5.03%       (4.40)%        12.69%      8.75%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)               $89,811    $91,227      $76,653   $25,225       $188,450      $192,667      $173,828    $71,733
  Ratio of net expenses to
    average daily net
    assets<F6>                    1.53%      1.49%<F2>    1.52%     1.32%<F2>      1.51%         1.42%<F2>     1.52%      1.35%<F2>
  Ratio of net investment
    income to average daily
    net assets                    4.72%      4.30%<F2>    4.23%     4.31%<F2>      4.78%         4.43%<F2>     4.34%      4.54%<F2>

PORTFOLIO TURNOVER<F7>            --           --           14%       21%           --              --           16%        52%
*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:

 NET INVESTMENT INCOME PER SHARE                       $ 0.467     $ 0.192                                               $ 0.434
                                                       =======     =======                                               =======

 RATIOS (As a percentage of average daily net assets):
    Expenses<F6>                                         1.55%       1.49%<F2>                                            1.57%<F2>
    Net investment income                                4.20%       4.14%<F2>                                            4.32%<F2>

                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
                                                    OREGON FUND                                        SOUTH CAROLINA
                                 --------------------------------------------------    --------------------------------------------
                                                     YEAR ENDED                                          YEAR ENDED
                                 --------------------------------------------------    --------------------------------------------
                                       AUGUST 31,                SEPTEMBER 30,                    AUGUST 31,       SEPTEMBER 30,
                                 ----------------------     -----------------------    ------------------------    ------------
                                   1995        1994<F1>        1993        1992<F3>      1995          1994<F1>       1993<F3>
                                 -------      -------       -------       -------      -------        -------        -------
NET ASSET VALUE, beginning of
  year                           $10.090      $11.130       $10.270       $10.000      $ 9.940        $10.890        $10.000
                                 -------      -------       -------       -------      -------        -------        -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income          $ 0.455      $ 0.415       $ 0.459       $ 0.351      $ 0.460        $ 0.408        $ 0.461

  Net realized and unrealized
    gain (loss) on investments     0.241       (0.869)        0.983         0.368        0.071         (0.870)         0.986
                                 -------      -------       -------       -------      -------        -------        -------

    Total income (loss) from
      operations                 $ 0.696      $(0.454)      $ 1.442       $ 0.719      $ 0.531        $(0.462)       $ 1.447
                                 -------      -------       -------       -------      -------        -------        -------

LESS DISTRIBUTIONS:
  From net investment income     $(0.455)     $(0.415)      $(0.459)      $(0.351)     $(0.461)       $(0.408)       $(0.461)

  In excess of net investment
    income                        (0.021)      (0.078)       (0.117)       (0.098)      (0.011)        (0.080)        (0.096)

  From net realized gain on
    investments                     --         (0.093)       (0.006)          --           --             --              --
                                 -------      -------       -------       -------      -------        -------        -------

    Total distributions          $(0.476)     $(0.586)      $(0.582)      $(0.449)     $(0.471)       $(0.488)       $(0.557)
                                 -------      -------       -------       -------      -------        -------        -------

NET ASSET VALUE, end of year     $10.310      $10.090       $11.130       $10.270      $10.000        $ 9.940        $10.890
                                 =======      =======       =======       =======      =======        =======        =======

TOTAL RETURN<F5>                   7.22%      (4.21)%        14.47%         7.10%        5.64%        (4.33)%         14.50%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)               $145,056     $151,127      $128,229       $41,703      $59,955        $59,878        $43,169
  Ratio of net expenses to
    average daily net
    assets<F6>                     1.53%        1.43%<F2>     1.55%         1.47%<F2>    1.49%          1.36%<F2>      1.07%<F2>
  Ratio of net investment
    income to average daily
    net assets                     4.59%        4.28%<F2>     4.22%         4.27%<F2>    4.77%          4.27%<F2>      4.22%<F2>

PORTFOLIO TURNOVER<F7>              --           --             23%           44%          --              3%            13%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
 Investment Adviser and/or Adminstrator. Has such actions not been taken, net investment income per share and the ratios would have been:

 NET INVESTMENT INCOME PER SHARE                                          $ 0.338                                    $ 0.421
                                                                          =======                                    =======
 RATIOS (As a percentage of average daily net assets):
    Expenses<F6>                                                            1.63%<F2>                                  1.44%<F2>
    Net investment income                                                   4.11%<F2>                                  3.85%<F2>

                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------
                                           TENNESSEE FUND                                   VIRGINIA FUND
                                  -----------------------------------     ---------------------------------------------------
                                             YEAR ENDED                                       YEAR ENDED
                                  -----------------------------------     ---------------------------------------------------
                                   AUGUST 31,           SEPTEMBER 30,        AUGUST 31,                 SEPTEMBER 30,
                               ------------------     ---------------     ----------------      -----------------------------
                                 1995    1994<F1>     1993   1992<F3>     1995      1994<F1>    1993       1992    1991<F3>
                                 ----    ----         ----   ----         ----      ----        ----       ----    ----
NET ASSET VALUE, beginning of
  year                         $10.020  $ 11.070    $10.010  $10.000     $ 10.120  $11.060     $ 10.460   $10.200  $10.000
                               -------  --------    -------  -------     --------  -------     --------   -------  -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income        $ 0.468  $  0.426    $ 0.466  $ 0.040     $  0.479  $ 0.438     $  0.483   $ 0.526  $ 0.087
  Net realized and unrealized
    gain (loss) on investments   0.115    (0.848)     1.158    0.027<F4>    0.161   (0.864)       0.762     0.385    0.220<F4>
                               -------  --------    -------  -------     --------  -------     --------   -------  -------
    Total income (loss) from
      operations               $ 0.583  $ (0.422)   $ 1.624  $ 0.067     $  0.640  $(0.426)    $  1.245   $ 0.911  $ 0.307
                               -------  --------    -------  -------     --------  -------     --------   -------  -------
LESS DISTRIBUTIONS:
  From net investment income   $(0.468) $ (0.426)   $(0.466) $(0.040)    $ (0.479) $(0.438)    $ (0.483)  $(0.526) $(0.087)
  In excess of net investment
    income                      (0.025)   (0.071)    (0.098)  (0.017)      (0.021)  (0.076)      (0.130)   (0.120)  (0.020)
  From net realized gain on
    investments                    --     (0.094)      --     --             --        --        (0.022)   (0.005)   --
  In excess of net realized
    gain on investments            --     (0.037)      --     --             --        --        (0.010)      --     --
                               -------  --------    -------  -------     --------  -------     --------   -------  -------
    Total distributions        $(0.493) $ (0.628)   $(0.564) $(0.057)    $ (0.500) $(0.514)    $ (0.645)  $(0.651) $(0.107)
                               -------  --------    -------  -------     --------  -------     --------   -------  -------
NET ASSET VALUE, end of year   $10.110  $ 10.020    $11.070  $10.010     $ 10.260  $10.120     $ 11.060   $10.460  $10.200
                               =======  ========    =======  =======     ========  =======     ========   =======  =======
TOTAL RETURN<F5>                 6.12%   (3.93)%     16.97%    0.01%        6.62%  (3.95)%       12.33%     9.16%    2.82%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)              $57,484  $ 55,379    $39,648  $43,475     $189,535 $193,420     $175,426   $72,629  $11,081
  Ratio of net expenses to
    average daily
    net assets<F6>               1.47%     1.37%<F2>  1.30%    1.00%<F2>    1.50%    1.44%<F2>    1.52%     1.36%    1.27%<F2>
  Ratio of net investment
    income to average daily
    net assets                   4.77%     4.44%<F2>  4.24%    2.91%<F2>    4.81%    4.51%<F2>    4.42%     4.86%    4.47%<F2>

PORTFOLIO TURNOVER<F7>              --     --           28%       0%          --      --          27%       85%      10%

*For the periods indicated, the operating expenses of each Fund reflect a reduction of expenses by the Administrator and/or the
 Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

 NET INVESTMENT INCOME PER
  SHARE                                             $ 0.432  $ 0.025                                      $ 0.501  $ 0.079
                                                    =======  =======                                      =======  =======
 RATIOS (As a percentage of average daily net assets):
    Expenses<F6>                                      1.61%    2.10%<F2>                                    1.59%    1.68%<F2>
    Net investment income                             3.93%    1.81%<F2>                                    4.63%    4.06%<F2>

Footnotes:

<F1> For the eleven months ended August 31, 1994.
<F2> Annualized.
<F3> For the period from the start of business July 26, 1991 to September 30, 1991 for the Virginia Fund, for the period from the start of business December 23, 1991, December 23, 1991, February 3, 1992, May 1, 1992, October 23, 1991, December 24, 1991
     and August 25, 1992 to September 30, 1992 for the Georgia, Kentucky, Maryland, Missouri, North Carolina, Oregon, and
     Tennessee Funds, respectively, and for the period from the start of business May 1, 1992 to September 30, 1993 for the
     Alabama Fund and for the period from the start of business, October 2, 1992 to September 30, 1993 for the Arkansas, Louisiana
     and South Carolina Funds, respectively.
<F4> The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
<F5> Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
<F6> Includes the Fund's share of its corresponding Portfolio's allocated expenses.
<F7> Portfolio Turnover represents the rate of portfolio activity for the period while a Fund was making investments directly in securities. The portfolio turnover rate for the period since a Fund transferred substantially all of its investable assets to a Portfolio is shown in the Portfolio's financial statements which are included in the Funds' annual report.

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------

The investment objective of each Fund is set forth below. Each Fund seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EV MARATHON ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EV MARATHON ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EV MARATHON GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EV MARATHON KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EV MARATHON LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EV MARATHON MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").

EV MARATHON MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing in the Missouri Municipals Portfolio (the "Missouri Portfolio").

EV MARATHON NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EV MARATHON OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EV MARATHON SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EV MARATHON TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EV MARATHON VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").

HOW THE FUNDS AND THE PORTFOLIOS INVEST THEIR ASSETS
------------------------------------------------------------------------------

EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.

At least 75% of the net assets of the Alabama Portfolio, Arkansas Portfolio, Georgia Portfolio, Louisiana Portfolio, Maryland Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio and at least 70% of the net assets of the Kentucky Portfolio and Oregon Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.

MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.

Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax for individual investors. As at August 31, 1995, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (8.2%); Arkansas Portfolio (17.0%); Georgia Portfolio (14.3%); Kentucky Portfolio (16.4%); Louisiana Portfolio (19.5%); Maryland Portfolio (14.1%); Missouri Portfolio (9.8%); North Carolina Portfolio (7.3%); Oregon Portfolio (15.4%); South Carolina Portfolio (18.5%); Tennessee Portfolio (14.2%); and Virginia Portfolio (15.9%). At August 31, 1995, the Portfolios limited their investment in obligations subject to the federal alternative minimum tax to not more than 20% of net assets. The Portfolios are no longer subject to such limitation. Distributions to corporate investors of certain interest income may also be subject to the federal alternative minimum tax.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments and by legislation and other governmental activities in that State. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations for hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. Each Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its assets, more than 5% (but not more than 25%) of its assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio would be more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.

OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. The futures contracts may be based on various debt securities (such as U.S. Government securities), securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade) and other financial instruments and indices. Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.

RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in such municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will not exceed 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with its credit quality limitations. For a description of municipal obligation ratings, see the Statement of Additional Information.

The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.

The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


     EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.


ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Funds) it is known as a "series company." Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.

SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in a Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in its corresponding Portfolio, which is a separate investment company with an identical investment objective (although the Fund may temporarily hold a de minimus amount of cash). Therefore, a Fund's interest in the securities owned by its corresponding Portfolio is indirect. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolios, see "The Funds" Investment Objectives'' and "How the Funds and the Portfolios Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, and affords the potential for economies of scale for each Fund, at least when the assets of its corresponding Portfolio exceed $500 million. The public shareholders of each Fund have previously approved the policy of investing such Fund's assets in an interest in its corresponding Portfolio.


A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. The investment objective and the nonfundamental investment policies of each Fund and Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of that Fund or the investors in that Portfolio, as the case may be. Any such change of an investment objective will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. If a shareholder redeems shares because of a change in the nonfundamental objective or policies of a Fund, those shares may be subject to a contingent deferred sales charge, as described in "How to Redeem Fund Shares". In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110,
(617) 482-8260. Smaller investors investing in a Portfolio may be adversely affected by the actions of a larger investor investing in the Portfolio. For example, if a large investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured mutual funds which have large or institutional investors.


Until recently, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Funds may be subject to additional regulations than historically structured funds.

Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of a Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolios as partnerships for Federal income tax purposes. See "Distributions and Taxes" for further information. Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of each Portfolio are the same. Such procedures require each Board to take action to resolve any conflict of interest between a Fund and its corresponding Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of each of the Trust and the Portfolios, see the Statement of Additional Information.


Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------

EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs and furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of


    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                        ANNUAL      DAILY
  CATEGORY  DAILY NET ASSETS                            ASSET RATE  INCOME RATE
  -----------------------------------------------------------------------------
  1         up to $20 million .......................... 0.100%          1.00%
  2         $20 million but less than $40 million ...... 0.200%          2.00%
  3         $40 million but less than $500 million ..... 0.300%          3.00%
  4         $500 million but less than $1 billion ...... 0.275%          2.75%
  5         $1 billion but less than $1.5 billion ...... 0.250%          2.50%
  6         $1.5 billion but less than $2 billion ...... 0.225%          2.25%
  7         $2 billion but less than $3 billion ........ 0.200%          2.00%
  8         $3 billion and over ........................ 0.175%          1.75%

Each Portfolio paid (or, absent a fee reduction, would have paid) advisory fees for the fiscal year ended August 31, 1995 equivalent to the following annualized percentage of average daily net assets:

                                NET ASSETS AS OF
  PORTFOLIO                     AUGUST 31, 1995        ADVISORY FEE
  -----------------------------------------------------------------
  Alabama ..................... 118,486,053            0.40%
  Arkansas ....................  81,535,002            0.37%
  Georgia ..................... 122,948,667            0.41%
  Kentucky .................... 145,268,626            0.42%
  Louisiana ...................  34,308,679            0.23%(1)
  Maryland .................... 115,004,176            0.40%
  Missouri ....................  93,162,103            0.38%
  North Carolina .............. 195,178,724            0.44%
  Oregon ...................... 146,390,921            0.42%
  South Carolina ..............  61,411,668            0.33%
  Tennessee ...................  58,673,303            0.31%
  Virginia .................... 191,747,922            0.44%

(1) To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $15 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, fiduciary and banking services, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Nicole Anderes has acted as the portfolio manager of the Louisiana Portfolio since it commenced operations. She joined Eaton Vance and BMR as a Vice President in January 1994. Prior to joining Eaton Vance, she was a Vice President and portfolio manager at Lazard Freres Asset Management (1992-1994) and a Vice President and Manager -- Municipal Research at Roosevelt & Cross (1978-1992).

Timothy T. Browse has acted as the portfolio manager of the Alabama, Arkansas, Kentucky and Maryland Portfolios since they commenced operations. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Cynthia J. Clemson has acted as the portfolio manager of the Missouri, Oregon and Tennessee Portfolios since they commenced operations. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

David C. Reilly has acted as the portfolio manager of the Georgia, North Carolina, South Carolina and Virginia Portfolios since they commenced operations. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.


The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.


The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.

DISTRIBUTION PLANS
-------------------------------------------------------------------------------

EACH FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (A "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. Rule 12b-1 permits a mutual fund, such as a Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the fund are made pursuant to a written plan adopted in accordance with the Rule. Each Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). Each Fund's Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plans. Each Fund's Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) a Fund will pay the Principal Underwriter amounts representing
(i) sales commissions equal to 5% of the amount received by a Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from a Fund pursuant to a Plan.

THE NASD RULE REQUIRES EACH FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, a Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. Each Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under a Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under a Fund's Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of a Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under each Fund's Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.

During the fiscal year ended August 31, 1995, each Fund paid sales commissions under its Plan equivalent to .75% (annualized) of such Fund's average daily net assets. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter on such day calculated under each Fund's Plan amounted to approximately $4,287,000 (equivalent to 3.9% of net assets on such day) in the case of the Alabama Fund, $3,364,000 (equivalent to 4.2% of net assets on such day) in the case of the Arkansas Fund, $4,634,000 (equivalent to 3.9% of net assets on such day) in the case of the Georgia Fund, $5,401,000 (equivalent to 3.8% of net assets on such day) in the case of the Kentucky Fund, $1,388,000 (equivalent to 4.4% of net assets on such day) in the case of the Louisiana Fund, $4,520,000 (equivalent to 4.0% of net assets on such day) in the case of the Maryland Fund, $3,461,000 (equivalent to 3.9% of net assets on such day) in the case of the Missouri Fund, $7,188,000 (equivalent to 3.8% of net assets on such day) in the case of the North Carolina Fund, $5,529,000 (equivalent to 3.8% of net assets on such day) in the case of the Oregon Fund, $2,527,000 (equivalent to 4.2% of net assets on such day) in the case of the South Carolina Fund, $2,357,000 (equivalent to 4.1% of net assets on such day) in the case of the Tennessee Fund and $7,026,000 (equivalent to 3.7% of net assets on such day) in the case of the Virginia Fund.

EACH PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of each Fund's Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed
 .25% of the Fund's average daily net assets. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by a Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1995, each Fund made service fee payments (as an annualized percentage of average daily net assets) as follows: Alabama Fund (0.14%); Arkansas Fund (0.14%); Georgia Fund (0.14%); Kentucky Fund (0.14%); Louisiana Fund (0.12%); Maryland Fund (0.14%); Missouri Fund (0.15%); North Carolina Fund (0.15%); Oregon Fund (0.14%); South Carolina Fund (0.13%); Tennessee Fund (0.12%); and Virginia Fund (0.14%).

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell a Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including without limitation the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------


EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information. Eaton Vance Corp. currently owns 77.3% of the outstanding stock of IBT, the Funds' and the Portfolios' custodian, but has announced its intention to sell such stock.

     SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.


An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold by IBT as agent for the account of their owner on the day of their receipt by IBT or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:


        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon [State name] Municipals Fund


        IN THE CASE OF PHYSICAL DELIVERY:


        Investors Bank & Trust Company
        Attention: EV Marathon [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular Federal, State and local tax consequences of exchanging securities for Fund shares.

     IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO THE SHAREHOLDER SERVICES GROUP, INC., BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per share of the applicable Fund next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to The Shareholder Services Group, Inc. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.


Within seven days after receipt of a redemption request in good order by The Shareholder Services Group, Inc., a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and Federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after EVD, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of monthly distributions and capital gains distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge; i.e., each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any contingent deferred sales charge which is required to be imposed on share redemptions will be made in accordance with the following schedule:


  YEAR OF REDEMPTION                                CONTINGENT DEFERRED
  AFTER PURCHASE                                    SALES CHARGE
  ---------------------------------------------------------------------

  First or Second .......................................  5%
  Third .................................................  4%
  Fourth ................................................  3%
  Fifth .................................................  2%
  Sixth .................................................  1%
  Seventh and following .................................  0%

In calculating the contingent deferred sales charge upon the redemption of shares acquired in an exchange of shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No contingent deferred sales charge will be imposed on shares of a Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge applicable to shares will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. See "Distribution Plans."


     THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CONTINGENT DEFERRED SALES CHARGE. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF A FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CONTINGENT DEFERRED SALES CHARGE. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE IT WAS IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------


EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUNDS' TRANSFER AGENT, THE SHAREHOLDER SERVICES GROUP, INC., WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to The Shareholder Services Group, Inc.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA, 02104 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the Federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


     UNDER A LIFETIME INVESTING ACCOUNT A SHAREHOLDER CAN MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of each Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (except Eaton Vance Prime Rate Reserves) or Eaton Vance Money Market Fund, which are distributed with a contingent deferred sales charge, on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Shareholder Services Group, Inc. makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult The Shareholder Services Group, Inc. for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon the redemption of shares acquired in an exchange, the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares. For the contingent deferred sales charge schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The contingent deferred sales charge schedule applicable to EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of other funds in the Eaton Vance Marathon Group of Funds and shares of Eaton Vance Money Market Fund may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by The Shareholder Services Group, Inc. provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call The Shareholder Services Group, Inc. at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor The Shareholder Services Group, Inc. will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATIC INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: Shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REDEEMED OR REPURCHASED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF A FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of a Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely Federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


     AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, EACH FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS PARTNERSHIPS UNDER THE CODE, THE PORTFOLIOS DO NOT PAY FEDERAL INCOME OR EXCISE TAXES.


Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund.


Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult their own tax advisers with respect to the State, local and foreign tax consequences of investing in a Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, EACH FUND MAY ADVERTISE THE YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable contingent deferred sales charge at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time.

Each Fund may also publish its distribution rate and/or effective distribution rate. Each Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current maximum offering price per share (net asset value). Each Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that a Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Each Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's current yield, total return distribution rate or effective distribution rate for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield, total return distribution rate or effective distribution rate may be in any future period. If the expenses of a Fund or its corresponding Portfolio are paid by Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION

    Because each Portfolio will normally invest at least 65% of its assets in the obligations within its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico. The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.

ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years.

Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.


ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. During the past two decades, the economy of Arkansas has shifted from an agricultural to a light manufacturing base. The State is now moving toward a heavier manufacturing base involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for August, 1995, was 5.1%, compared to a national rate of 5.6%. State law prohibits deficit spending. In 1994, the General Fund had an ending balance of $772 million, with revenues over expenditures of $161 million. The State has adopted the 1995-1997 biennial budget.


Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

ARKANSAS TAXES. In the opinion of Friday, Eldredge & Clark, special Arkansas tax counsel to the Arkansas Fund, under existing Arkansas law as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.


GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. According to the Department of Labor for the State of Georgia, the unemployment rate of the civilian labor force in the State as of July 1995 was 5.6% compared to 5.9% for the nation. Actual revenues of the State for fiscal year 1994 increased 13.8% over revenue collections for the previous fiscal year. Estimated revenue collections for the fiscal year ending June 30, 1995 increased 6.3% over actual revenue collections for fiscal 1994. Total projected revenues for fiscal year 1996 are approximately $10.7 million, a 7.2% increase over the total projected revenues for fiscal year 1995. This improvement is expected to continue for most economic sectors as the 1996 Summer Olympics draw near. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.

Georgia general obligations are rated "AA+," "Aaa" and "AA" by S&P, Moody's and Fitch, respectively. Both S&P and Fitch view the State as stable.

GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

The application of the Georgia intangible personal property tax to the ownership of shares of the Georgia Fund is not clear. Although obligations or evidences of debt of the United States and of the State of Georgia, its political subdivisions and public institutions are exempt from the Georgia intangible personal property tax, the Georgia Department of Revenue has taken the position that shares in a municipal bond fund are deemed to be taxable intangible property separate from an ownership interest in the underlying obligations. Under such an analysis, shareholders of the Georgia Fund who are otherwise subject to the Georgia intangible personal property tax would be subject to such tax with respect to ownership of shares of the Georgia Fund (without any exemption for the underlying United States or Georgia obligations), but at the rate of 10 cents per $1,000 applicable to "other intangible property" rather than at the higher rate of $1 per $1,000 imposed on "stocks." All shareholders should consult their tax advisors regarding the possible intangible personal property tax consequences of ownership of shares in the Georgia Fund.

KENTUCKY. Kentucky's economy, once dominated by coal, horses, bourbon, and tobacco, has attained substantial diversification during the past decade into the manufacturing and service sectors, including particularly air transportation, health care and business services, and retail trade. Kentucky still ranks first among the states in total tonnage of coal produced and second in the total cash value of tobacco raised. The state's leading manufactured products now include automobiles and automotive parts, industrial machinery, consumer appliances, and apparel. Kentucky's horse breeding and racing industry, showcased by the Kentucky Derby, as well as an extensive system of state parks, have contributed to a growing tourism industry within the State. As of August 1995, Kentucky's unemployment rate was 4.7% compared to the national average of 5.6%.

The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in the fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 milion deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund in fiscal year 1995, bringing the balance to the targeted level of $100 million.

Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth. In September 1994 S&P upgraded the rating of the State's appropriation-backed debt from A to A+. Moody's and Fitch rate the State's appropriation-backed debt as A and A+, respectively.

KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions or on obligations of the United States, the governments of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on net worth. To the extent that the Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for Federal income tax purposes.


Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the language of these laws, it is not possible to address their specific impact.


LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.

The State ended the Fiscal Period 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. The State ended the Fiscal Period 1993-94 with an operating surplus of $129 million. This amount together with the prior year fund balance of $101 million and reserve changes leaves an unreserved-undesignated General Fund fund balance of $212.9 million. For fiscal 1996, the State will receive a significantly smaller amount of federal funding for its health care programs. The State faces a large gap for the 1996 budget. It is uncertain how this fiscal imbalance will be resolved or how it will impact the creditworthiness of the State and its outstanding and related debt.

As of the date of this Prospectus, general obligations of Louisiana are rated A- (with a negative outlook) and Baa1 by S&P and Moody's, respectively.


LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for Federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.


MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for July 1995 was 5.0% versus the national rate of 5.9%.

Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Including local government debt, debt service as a percentage of total revenues has risen from 8.88% in 1991 to 9.67% in 1994. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligations bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852
(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.


To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.


Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.


Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations or (b) such dividends are attributable to interest on U.S. obligations.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for August 1995 was 5.0% as compared to the September 1994 level of 3.9%. In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain approximately half of the State's population, would have a major impact on the State's overall economic condition.


An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.


MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in
Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.


The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.


NORTH CAROLINA. North Carolina has an economy largely dependent on textile and furniture manufacturing, and agriculture, although finance, services and trade are becoming increasingly important. Manufacturing, which continues to be far more important in North Carolina than in the nation, has been adversely affected by international competition. Tobacco farming continues to be affected by Federal legislation and regulatory measures and by international competition. State personal wealth levels remain well below those of the nation.

The North Carolina State Constitution requires that the total expenditures of the State for a fiscal period shall not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. Apparently due to both increased tax and fee revenue and the previously enacted spending reductions, the State had a budget surplus of approximately $887 million at the end of fiscal 1993-94. After review of the 1994-95 continuation budget adopted in 1993, the General Assembly approved spending expansion funds, in part to restore certain employee salaries to budgeted levels, which amounts had been deferred to balance the budgets in 1989-1993, and to authorize funding for new initiatives for economic development, education, human services and environmental programs.

General obligations of the State of North Carolina are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively. In July, 1992, S&P revised its outlook for the State's general obligations from "Negative" to "Stable". Fitch views the State's credit trend as "Stable".


NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from Federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.


The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of the North Carolina Fund. That ruling is subject to change.


OREGON. Oregon remains slightly more sensitive to economic cycles than the national average due to the forest products component of its economy. Protection of the spotted owl under the Endangered Species Act may cause timber harvest on Federal lands to be reduced significantly. In addition to the general adverse economic impact that would be caused by harvest reductions, a number of counties that receive substantial revenues directly from Federal timber sales would suffer revenue losses. In addition, recent economic projections indicate a slowing of the growth, particularly in the areas of lumbering, construction, and retail trade. The State has committed itself to greater diversification of the economy by pursuing more foreign trade in the considerable markets of the Pacific Rim countries and the location of high technology industries in Oregon. In September 1994, Oregon's unemployment rate was 4.7%, compared to the nation's 5.9% rate.

As of the date of this Prospectus, Oregon's general obligation debt is rated AA-, Aa and AA, by S&P, Moody's and Fitch, respectively. S&P revised the outlook of Oregon's debt from Stable to Negative as a result of the increased costs imposed by a constitutional property tax limitation ("Ballot Measure 5") adopted by votes in 1990.

OREGON TAXES. In the opinion of Stoel, Rives, Boley, Jones & Grey, special Oregon tax counsel to the Oregon Fund, individual shareholders of the Oregon Fund will not be subject to Oregon personal income taxes on distributions received from the Oregon Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Oregon and its political subdivisions and authorities or on tax-exempt obligations issued by the Governments of Puerto Rico, the U.S.Virgin Islands and Guam, and represent exempt interest dividends for Federal income tax purposes (Oregon tax-exempt obligations).

Other distributions from the Oregon Fund, including dividends attributable to obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from personal income taxes in Oregon. The Oregon Fund will report annually to its shareholders the percentage and source, on a state-by state basis, of interest income received by the Oregon Fund on municipal bonds during the preceding year.

No portion of distributions from the Oregon Fund are exempt from Oregon excise tax on corporations. However, shares of the Oregon Fund are not subject to Oregon property taxes.


SOUTH CAROLINA. The effect of the prolonged national recession on the State's fiscal position has been significant, though in the past few years the State has rebuilt its General Reserve Fund. Since the start of the 1993 fiscal year, South Carolina has been forced to deal with revenue shortfalls. In July 1992, original revenue estimates were revised downward by $195 million to $3.6 billion for fiscal year 1993. The State responded by cutting appropriations including recurring and non-recurring spending and ended the fiscal year with a $151 million surplus. Actual budgetary General Fund revenues and expenditures for fiscal year 1994 were $4.021 billion and $3.776 billion, respectively. There was a $248 million surplus of which $43.3 million was deposited into the General Reserve Fund bringing its total to $110 million. Fiscal 1995 had actual budgeted General Fund revenues and expenditures of $4.233 billion and $3.984 billion, respectively. Fiscal 1995 ended with a General Fund surplus of $248 million of which $10.5 million was deposited into the General Reserve Fund fully funding it to $120.7 million. No new taxes were introduced. $4.133 billion has been budgeted for fiscal 1996. Once again no new taxes are in the budget.

Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For August, 1995, unemployment in South Carolina was 4.9% compared with the national rate of 5.6%.

South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively.


SOUTH CAROLINA TAXES. In the opinion of Nelson, Mullins, Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector employment. From the third quarter of 1992 to the third quarter of 1993, 40.9% of employment growth occurred in the services sector. The March, 1994 seasonally adjusted unemployment rate was 4.7%, as compared with a national unemployment rate of 5.9%.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for approximately 55% of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. Operating surpluses for 1992 and 1993 have built up the General Fund balance to $150.1 million for 1993 from $7.3 million for 1991. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature.

Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet certain short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.

General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved.


The economy of Virginia is based primarily on manufacturing, the government sector, agriculture, mining and tourism, and unemployment rates are typically below the national average. June 1995 unemployment was 4.4% versus a national rate of 5.6%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse sources of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.

As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, but the claimants have not accepted its terms.

General obligations of Virginia are rated Aaa, AAA, and AAA by Moody's, S&P and Fitch, respectively.

VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either
(i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S) 103 (1) of the Code. The Virginia Fund intends to comply with that requirement.


Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for June, 1995 was approximately 13.9%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.


S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. Reliance on nonrecurring revenues and economic weakness led S&P to change its outlook from stable to negative.

[LOGO]

EV MARATHON MUNICIPAL FUNDS
--------------------------------------------------------------------------------

PROSPECTUS

JANUARY 1, 1996


EV MARATHON ALABAMA MUNICIPALS FUND

EV MARATHON ARKANSAS MUNICIPALS FUND

EV MARATHON GEORGIA MUNICIPALS FUND

EV MARATHON KENTUCKY MUNICIPALS FUND

EV MARATHON LOUISIANA MUNICIPALS FUND

EV MARATHON MARYLAND MUNICIPALS FUND

EV MARATHON MISSOURI MUNICIPALS FUND

EV MARATHON NORTH CAROLINA MUNICIPALS FUND

EV MARATHON OREGON MUNICIPALS FUND

EV MARATHON SOUTH CAROLINA MUNICIPALS FUND

EV MARATHON TENNESSEE MUNICIPALS FUND

EV MARATHON VIRGINIA MUNICIPALS FUND


EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company, 24 Federal Street, Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc., BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                       M-TFCI/IP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                 January 1, 1996
                          EV CLASSIC MUNICIPALS FUNDS

EV CLASSIC ALABAMA MUNICIPALS FUND    EV CLASSIC MISSOURI MUNICIPALS FUND
EV CLASSIC ARKANSAS MUNICIPALS FUND   EV CLASSIC NORTH CAROLINA MUNICIPALS FUND
EV CLASSIC GEORGIA MUNICIPALS FUND    EV CLASSIC OREGON MUNICIPALS FUND
EV CLASSIC KENTUCKY MUNICIPALS FUND   EV CLASSIC SOUTH CAROLINA MUNICIPALS FUND
EV CLASSIC LOUISIANA MUNICIPALS FUND  EV CLASSIC TENNESSEE MUNICIPALS FUND
EV CLASSIC MARYLAND MUNICIPALS FUND   EV CLASSIC VIRGINIA MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). As described in the Prospectus, each Fund invests its assets in a separate registered investment company (a "Portfolio") with the same investment objective and policies as the Fund. Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate Part I includes cross-references to the relevant sections of Part II.


                                                            TABLE OF CONTENTS

PART I                                                       Page  PART II                                                    Page
Additional Information about Investment Policies ....         1    EV Classic Alabama Municipals Fund ..................       a-1
Investment Restrictions .............................         8    EV Classic Arkansas Municipals Fund .................       b-1
Trustees and Officers ...............................         9    EV Classic Georgia Municipals Fund ..................       c-1
Investment Adviser and Administrator ................        10    EV Classic Kentucky Municipals Fund .................       d-1
Custodian ...........................................        13    EV Classic Louisiana Municipals Fund ................       e-1
Service for Withdrawal ..............................        13    EV Classic Maryland Municipals Fund .................       f-1
Determination of Net Asset Value ....................        14    EV Classic Missouri Municipals Fund .................       g-1
Investment Performance ..............................        14    EV Classic North Carolina Municipals Fund ...........       h-1
Taxes ...............................................        16    EV Classic Oregon Municipals Fund ...................       i-1
Principal Underwriter ...............................        18    EV Classic South Carolina Municipals Fund ...........       j-1
Distribution Plan ...................................        18    EV Classic Tennessee Municipals Fund ................       k-1
Portfolio Security Transactions .....................        20    EV Classic Virginia Municipals Fund .................       l-1
Other Information ...................................        21
Independent Certified Public Accountants ............        22
Financial Statements ................................        23
Appendix ............................................        24

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1996 AS SUPPLEMENTED FROM TIME TO TIME. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    The following provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this Statement of Additional Information and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is also exempt from federal income taxes and is not a tax preferred item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if the secondary market purchase price is less than (i) the stated principal amount payable at maturity, in the case of an obligation that does have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimus amount.


    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.


    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of Boston Management and Research (the "Investment Adviser")) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION

Municipal Obligations. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II of this Statement of Additional Information.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in the industrial revenue bonds listed above might involve without limitation the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible Federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Pollution control and other industrial development bonds are issued by state or local agencies to finance various projects, including those of domestic steel producers, and may be backed solely by agreements with such companies. Domestic steel companies are expected to suffer the consequences of such adverse trends as high labor costs, high foreign imports encouraged by foreign productivity increases and a strong U.S. dollar, and other cost pressures such as those imposed by anti-pollution legislation. Domestic steel capacity is being reduced currently by large-scale plant closings and this period of rationalization may not end until further legislative protection is provided through tariff price supports or mandatory import quotas, such as those recently enacted for certain specialty steel products.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The February, 1995 unemployment rate was 12.5%, down from 16% for 1994.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the Federal government. Most Federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Internal Revenue Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the Federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of April, 1993, unemployment stood at 2.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the Federal excise tax on rum exports. Tax revenues rebated by the Federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI experienced budget deficits in fiscal years 1989 and 1990: in 1989 due to wage settlements with the unionized government employees, and in 1990 as a result of Hurricane Hugo. The USVI recorded a small surplus in fiscal year 1991. At the end of fiscal 1992, the last year for which results are available, the USVI had an unreserved General Fund deficit of approximately $8.31 million, or approximately 2.1% of expenditures. In order to close a forecasted fiscal 1994 revenue gap of $45.6 million, the Department of Finance has proposed several tax increases and fund transfers. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The Federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. Guam is expected to benefit from the closure of the Subic Bay Naval Base and the Clark Air Force Base in the Philippines. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. Unemployment was 3.2% in 1991. For 1994, the financial position of Guam has weakened further as it incurred an unaudited General Fund operating deficit. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated Baa by Moody's.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.


ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this Statement of Additional Information with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less).

WHEN ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.


    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or high grade liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or high grade liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when- issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the Investment Company Act of 1940 and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.


REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having demand features may not qualify as tax-exempt interest. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.


LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.


SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission (the "Commission"), such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, (ii) futures contracts on securities indices and (iii) futures contracts on other financial instruments and indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining qualification of the Fund as a regulated investment company for Federal income tax purposes (see "Taxes").


    The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions. Cash or liquid high grade debt securities required to be segregated in connection with a "long" futures position taken by the Portfolio will also be held by the custodian in a segregated account and will be marked to market daily.

PORTFOLIO TURNOVER
    The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.


                           INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Nake loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund; the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this Statement of Additional Information means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 (the "1940 Act"). Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short; (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid, based upon the trading markets for the specific security; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR" or the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

DONALD R. DWIGHT (64), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (54), Vice President and Trustee*
Executive Vice President of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (60), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (60), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, The Regis Fund, Inc. (mutual fund). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (69), Trustee
Director, Fiduciary Company Incorporated, Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (65), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

THOMAS J. FETTER (52), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected a Vice
  President of the Trust on December 17, 1990 and President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (38), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and an employee of Eaton Vance since March 8, 1991. Fidelity Investments -- Portfolio Manager (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (50), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (64), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (60), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (32), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (38), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate at
  Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on Jun 19, 1995.

    For additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II of this Statement of Additional Information.

    Messrs. Thorndike (Chairman), Hayes and Reamer are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The Special Committee's functions include a continuous review of the Fund's contractual relationship with the Administrator on behalf of the Fund and the Portfolio's contractual relationship with the Investment Adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the Eaton Vance organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, the Portfolio, or the Eaton Vance organization.


    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.


    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.

                     INVESTMENT ADVISER AND ADMINISTRATOR

     The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $15 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 30 long-term state portfolios, 5 national portfolios and 12 limited maturity portfolios. A staff of 32 is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Prospectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    David C. Reilly is a Vice President of Eaton Vance and BMR. Mr. Reilly, a Chartered Financial Analyst, received a B.S. from Skidmore College. He is a member and former President of the Boston Municipal Analysts Forum. He also holds memberships in the Boston Securities Analysts Society and the Financial Analysts Federation.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under Federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


    A commitment may be made to a state securities authority that Eaton Vance will take certain actions, if necessary, so that the Fund's expenses will not exceed expense limitation requirements of such state. The commitment may be amended or rescinded by Eaton Vance in response to changes in the requirements of the state or for other reasons.

    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others and engage in other business activities and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" or "Boston Management and Research" in their names. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of October 31, 1995, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor, Reilly and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    EVC owns all of the stock of Marblehead Energy Corp., which engages in oil and gas operations, and 77.3% of the stock of Investors Bank & Trust Company, custodian of the Fund and the Portfolio, which provides custodial, trustee and other fiduciary services to investors, including individuals, employee benefit plans, corporations, investment companies, savings banks and other institutions. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in the development of precious metal properties. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 24 Federal Street, Boston, Massachusetts, (a 77.3% owned subsidiary of EVC) acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. In view of the ownership of EVC in IBT, the Portfolio is treated as a self-custodian pursuant to Rule 17f-2 under the 1940 Act, and the Portfolio's investments held by IBT as custodian are thus subject to the additional examinations by the Portfolio's independent certified public accountants as called for by such Rule. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                            SERVICE FOR WITHDRAWAL
    By a standard agreement, the Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.

    To use this service, at least $5,000 in cash or shares at the public offering price (i.e., net asset value) will have to be deposited with the Transfer Agent. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when- issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE
    The average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period and a complete redemption of the investment and, if applicable, the deduction of the contingent deferred sales charge at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    The Fund's yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. This yield figure does not reflect the deduction of the contingent deferred sales charge imposed on certain redemptions of shares within one year of their purchase. See "How to Redeem Fund Shares" in the Prospectus. A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    The Fund may also publish the distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month. See "Distributions and Taxes" in the Fund's current Prospectus. For the Fund's distribution rate and effective distribution rate, see "Performance Information" in the Fund's
Part II of this Statement of Additional Information.

    The Fund's total return may be compared to the Consumer Price Index and to the domestic securities indices of the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    From time to time, evaluations of the Fund's performance made by independent sources, e.g., Lipper Analytical Services, Inc., CDA/Wiesenberger and Morningstar, Inc., may be used in advertisements and in information furnished to present or prospective shareholders.


    From time to time the Fund may provide investors with information on municipal bond investing, which may include comparative performance information, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.


    From time to time, information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. For example, after 10 years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, if the annual rates of inflation during such period were 4%, 5%, 6% and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the above inflation rates for 10 consecutive years.)

    From time to time, information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date. For an example of the Portfolio's diversification by quality ratings, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Advertisements and other material furnished to present and prospective shareholders may also compare the taxable equivalent yield of the Fund to after-tax yields of certificates of deposits, bank money market deposit accounts and money market mutual funds over various income tax brackets.


    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."


    For additional information, charts and illustrations relating to the Fund's investment performance, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.


                                    TAXES

    See "Distributions and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any Federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1995 (see the Notes to the Financial Statements incorporated by reference in this Statement of Additional Information). Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid Federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no Federal income tax. Under current law, provided that the Fund qualifies as a RIC for Federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and Federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular Federal income tax. For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the Federal alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their Federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under Federal tax legislation enacted in 1986, the Federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of original issue discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. Any loss realized on the sale or exchange of shares which have been held for tax purposes for 6 months or less (or such shorter period as may be prescribed by Treasury regulations) will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares. In addition, a loss realized on a redemption of Fund shares will be disallowed to the extent the shareholder acquired other Fund shares within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain required certifications, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of Federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under Federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's prospectus.


    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all contingent deferred sales charges and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. Contingent deferred sales charges and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of contingent deferred sales charges will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of contingent deferred sales charges will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid and payable under the Plan by the Fund to the Principal Underwriter and contingent deferred sales charges therefore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a contingent deferred sales charge will be imposed, the level and timing of redemptions of Fund shares upon which no contingent deferred sales charge will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Classic Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. (For shares sold prior to January 30, 1995, Plan payments are as follows: the Principal Underwriter pays monthly sales commissions and service fee payments to Authorized Firms equivalent to approximately .75% and .15%, respectively, annualized of the assets maintained in the Fund by their customers beginning at the time of sale. No payments were made at the time of sale and there is no contingent deferred sales charge.)

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to .90% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II of this Statement of Additional Information. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Fund shares and through the amounts paid to the Principal Underwriter, including contingent deferred sales charges, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts therefore received by the Principal Underwriter pursuant to the Plan and from contingent deferred sales charges have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the growth of the Fund's assets, resulting in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio security transactions among the Portfolio and the portfolios of its other investment accounts purchasing municipal obligations whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                              OTHER INFORMATION
    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes. The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable Federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-Laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes cast in person or by proxy at a meeting called for the purpose.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the
independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche, LLP, independent certified public accountants, as experts in accounting and auditing.

    Registrant incorporates by reference the audited financial information for the Fund's and the Portfolio's for the fiscal year ended August 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession No. 0000950135-95-002234).

                                   APPENDIX

                      DESCRIPTION OF SECURITIES RATINGS+

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS
AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
------------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

COMMERCIAL PAPER

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 365 days.

Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

    -- Leading market positions in well established industries.

    -- High rates of return on funds employed.

    -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.


                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

l: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

S&P's commercial paper ratings are a current assessments of the likelihood of timely payment of debts considered short-term in the relevant market.

    A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C: This rating is assigned to short term debt obligations with doubtful capacity for payment.

    D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F- 1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F- 1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC ALABAMA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Alabama Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Alabama considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Alabama issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Alabama issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $118,486,053. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $466,320 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $373,047 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $123,740 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $11,742 and $13,973, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in the Prospectus. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $76,033 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $77,307. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $85 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $870,170 (which amount was equivalent to 9.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $20,392, of which $20,390 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $217.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,416. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $16,491.

BROKERAGE
    For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ..........       $33           $1,563(2)         $135,000(4)
Samuel L. Hayes, III ......        32            1,608(3)          150,000(5)
Norton H. Reamer ..........        31            1,631              135,000
John L. Thorndike .........        32            1,718              140,000
Jack L. Treynor ...........        34            1,647              140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $393 of deferred compensation.
(3) Includes $517 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT

                                             VALUE OF         VALUE OF
                                              INVEST-          INVEST-
                                           MENT BEFORE DE-  MENT AFTER DE-
                                           DUCTING THE      DUCTING THE         TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                                CON-            CON-                  DEDUCTING                   DEDUCTING
                                              TINGENT         TINGENT           THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                              DEFERRED         DEFERRED             SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>       5/1/92       $1,000        $1,237.75        $1,237.75        23.78%        6.59%         23.78%        6.59%
1 Year
Ended
8/31/95<F2>       8/31/94       $1,000        $1,069.01        $1,059.01         6.90%        6.90%          5.90%        5.90%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.

<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.35%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.35% would be 6.64%, assuming a combined Federal and State tax rate of 34.45%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.43%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.52%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:


         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       58.5%
              Aa or AA                         6.7
                 A                            12.8
             Baa or BBB                       19.7
              Ba or BB                        --
                 B                            --
              Below B                         --
             Not rated                         2.3
                                             -----
               Total                         100.0%

    The following table compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined Federal and Alabama State income tax brackets applicable for 1995: 19.25% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 31.60% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 34.45% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.20% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 42.62% for single and joint filers with taxable income over $256,500. The applicable Federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income. The assumed Alabama State income tax rate is 5%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the Federal income tax return, reducing the effective combined tax brackets. An investor in the Fund with taxable income within these brackets may be subject to a lower combined tax rate than the combined rates shown, while an investor who does not itemize on his or her Federal income tax return may be subject to a higher combined tax rate. These brackets also do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who are subject to such phaseout or limitation may be subject to higher combined tax rates than indicated above. Investors should consult with their tax advisers for additional information.

                                                TAX BRACKET
                                19.25%    31.60%    34.45%    39.20%    42.62%
                                ----------------------------------------------
Tax free yield ...............   5.00%     5.00%     5.00%     5.00%     5.00%
  Taxable equivalent .........   6.19      7.31      7.63      8.22      8.71

  Certificates of deposit:
      Yield ..................   3.25      3.25      3.25      3.25      3.25
      After-tax yield ........   2.62      2.22      2.13      1.98      1.86

Classic Alabama
The Tax Free Yield Advantage
(39.20% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.98% After-tax yield


5.00% Tax free investment
8.22% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,274.00)       NONE
After-tax
income:                    $1,976.00        $5,000.00

    The 1995 combined tax bracket takes into account Federal and Alabama State income taxes. Assuming the deductibility of State taxes on the Federal return, the bracket is 39.20% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 85.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Alabama Tax Free Fund to EV Classic Alabama Municipals Fund on January 1, 1995.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and Alabama State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                  A FEDERAL AND ALABAMA STATE
                                           COMBINED                    TAX EXEMPT YIELD OF:
   SINGLE RETURN        JOINT RETURN       FEDERAL A        4%    4.5%    5%    5.5%    6%    6.5%    7%
-------------------  -------------------   AL STATE        -----------------------------------------------
           (TAXABLE INCOME)<F1>           TAX BRACKET<F2>      IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------  --------------   -----------------------------------------------
      Up to $23,350        Up to $39,000     19.25%        4.95%  5.57%  6.19%  6.81%  7.43%  8.05%  8.67%
  $ 23,351-$ 56,550    $ 39,001-$ 94,250     31.60%        5.85   6.58   7.31   8.04   8.77   9.50  10.23
  $ 56,551-$117,950    $ 94,251-$143,600     34.45%        6.10   6.86   7.63   8.39   9.15   9.92  10.68
  $117,951-$256,500    $143,601-$256,500     39.20%        6.58   7.40   8.22   9.05   9.87  10.69  11.51
      Over $256,500        Over $256,500     42.62%        6.97   7.84   8.71   9.59  10.46  11.33  12.20


<F1> Net amount subject to Federal and Alabama personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Alabama taxes are itemized Deductions for Federal income tax purposes. Investors who do not itemize deductions on their Federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.


Note: The Federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized Deductions (including Alabama State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Alabama Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular Federal income tax and Alabama personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Alabama personal income taxes. It should also be noted that the interest earned on certain "private activity" bonds issued after August 7, 1986, while exempt from the regular Federal income tax, is treated as a tax preference item which could subject the recipient to the Federal alternative minimum tax. The illustrations assume that the Federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.



       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC ARKANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arkansas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Arkansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arkansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arkansas issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.


    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.

    The State operates under a biennial budgeting system with July 1, 1995 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 1994 was 9%.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As at August 31, 1995, the Portfolio had net assets of $81,535,002. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $296,231 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $172,691 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $88,417. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, February 9, 1994, to the fiscal year ended August 31, 1994, $15,164 and $13,217, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $3,904 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $4,353. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $7 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $52,000 (which amount was equivalent to 9.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $1,151, of which $1,041 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $12.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $2,881. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $23,999.

BROKERAGE
    For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ..........      $0             $1,164(2)        $135,000(4)
Samuel L. Hayes, III ......       0              1,222(3)         150,000(5)
Norton H. Reamer ..........       0              1,254            135,000
John L. Thorndike .........       0              1,336            140,000
Jack L. Treynor ...........       0              1,235            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $436 of deferred compensation.
(3) Includes $559 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to Joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on February 9, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT
                                               VALUE OF        VALUE OF
                                              INVESTMENT      INVESTMENT
                                               BEFORE           AFTER
                                             DEDUCTING        DEDUCTING          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                THE              THE                  DEDUCTING                   DEDUCTING
                                             CONTINGENT      CONTINGENT        THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED               SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>      10/2/92       $1,000        $1,202.79        $1,202.79        20.28%        6.53%         20.28%        6.53%
1 Year
Ended
8/31/95<F2>       8/31/94       $1,000        $1,055.17        $1,045.17         5.52%        5.52%          4.52%        4.52%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares or one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.36%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.36% would be 6.79%, assuming a combined federal and State tax rate of 35.83%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.48%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.58%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995, was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
       ---------------------           ----------------
             Aaa or AAA                       37.4%
              Aa or AA                        11.4
                 A                            30.2
             Baa or BBB                       15.4
                 vB                           --
              Below B                         --
             Not rated                         5.6
                                             -----
               Total                         100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Arkansas income tax brackets applicable for 1995: 20.95% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.04% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.83% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.83% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Arkansas State income tax rate is 7%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.95%             33.04%             35.83%             40.48%             43.83%
                                        ----------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.69               6.72               7.01               7.56               8.01
  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.57               2.18               2.09               1.93               1.83

Classic Arkansas
The Tax Free Yield Advantage
(40.48% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.93% After-tax yield

4.50% Tax free investment
7.56% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments
                           3.25% CD         4.50% Tax free
Pretax income:             $3,250.00        $4,500.00
Tax:                       (1,315.60)       NONE
After-tax
income:                    $1,934.40        $4,500.00

    The 1995 combined tax bracket takes into account federal and Arkansas State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 19.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names: Painewebber for the Benefit of Johnnie Lile Sullinger TTEE The Johnnie Lile Sullinger Trust, dtd 8/7/92, Little Rock, AR (18.9%); Delmer L. O'Bar & Willene E. O'Bar & Jimmy L. O'Bar & Deborah L. Crane Jt Ten, Scranton, AR (18.1%); Painewebber for the Benefit of Doris Kinard Byrd Rev Trust, Doris Kinard Byrd TTEE dtd 1/20/94, No. Little Rock, AR (10.2%); Edward D. Jones and Co. F/A/O Robert E. Bonham & Vivian J. Bonham TTEES, Maryland Heights, MO (5.1%) and Paul A. Paladino, Russellville, AR (5.1%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7,1991. The Fund changed its name from EV Classic Arkansas Tax Free Fund to EV Classic Arkansas Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Arkansas State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                  COMBINED                         A FEDERAL AND ARKANSAS STATE
                                                 FEDERAL AND                           TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN         AR STATE        4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  ---------------------      TAX        -------------------------------------------------------------------
              (TAXABLE INCOME)<F1>               BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  -------------  -------------------------------------------------------------------
         Up to $ 23,350         Up to $ 39,000     20.95%        5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.86%
    $ 23,351 - $ 56,550    $ 39,001 - $ 94,250     33.04         5.97      6.72      7.47      8.21      8.96      9.71     10.45
    $ 56,551 - $117,950    $ 94,251 - $143,600     35.83         6.23      7.01      7.79      8.57      9.35     10.13     10.91
    $117,951 - $256,500    $143,601 - $256,500     40.48         6.72      7.56      8.40      9.24     10.08     10.92     11.76
          Over $256,500          Over $256,500     43.83         7.12      8.01      8.90      9.79     10.68     11.57     12.46

<F1> Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arkansas State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Arkansas Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arkansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arkansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC GEORGIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Georgia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Georgia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Georgia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Georgia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.

    As of July 31, 1995, the State's outstanding general obligation debt was $4,279,170,000. The State had outstanding at July 31, 1995, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at June 30, 1995, $1,030,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1995 Legislative Session, the General Assembly authorized the issuance of $530,500,000 in aggregate principal amount of general obligation bonds for fiscal year 1996, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to tender incontestable the validity of the pertinent bond issue and the security therefor.

    Tax collections of the State for fiscal year 1994 were 7.8% over tax collections for fiscal year 1993. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1994 comprised an estimated 49.0% and 40.2%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 9.2% and 6.7%, respectively, during fiscal year 1994, and 8.3% and 9.1%, respectively, during fiscal year 1995.

    On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins which had determined that the plaintiff federal retiree was not entitled to a refund of taxes paid on federal retirement pension benefits for tax years before 1989. The plaintiff had sought refunds under the United States Supreme Court's decision in Davis v. Michigan Department of Treasury. On February 1, 1995, the Governor signed H.B. 90 into law, which provides for the payment of refunds to federal retirees who timely filed claims for any of the tax years 1985 through 1988, inclusive. The total amount payable is estimated at approximately $110 million, to be paid in four roughly equal annual installments beginning on or before October 15, 1995. Based on this legislation, Reich has been dismissed.

    Three suits have been filed against the State of Georgia seeking refunds of liquor taxes in light of Bacchus Imports, Ltd. v. Dias, 468 U.S. 263 (1984) under Georgia's pre-Bacchus statute. In James B. Beam Distilling Co. v. State, 501 U.S. 529 (1991), the Supreme Court indicated that Bacchus was retroactive, but only within the bounds of State statutes of limitations and procedural bars, and left State courts to determine any remedy in light of reliance interests, equitable considerations, and other defenses. Georgia's statute of limitations has run on all pre-Bacchus claims for refund except five pending claims seeking $31.7 million in tax plus interest. On remand, the Fulton County Superior Court ruled that procedural bars and other defenses bar any recovery by taxpayers on Beam's claims for refund. The Georgia Supreme Court affirmed, and Beam's petition to the United States Supreme Court for a writ of certiorari was denied. Thus, the Beam case is now concluded. The State has filed a motion for summary judgment, based upon Beam, in the remaining two suits for refund, i.e., Joseph E. Seagram & Sons, Inc. v. State and Heublein, Inc. v. State, in DeKalb County Superior Court.

    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus statute. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparent statute of limitations. The two refund cases are still pending in the trial court. The declaration/injunctive relief case was dismissed by the District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program. The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been submitted to the Court for approval. The proposed settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement.

    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.

    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.

    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. The State believes that it has good and adequate defenses to the claims made, but, should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $122,948,667. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $521,159 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $496,637 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $228,627 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $16,832, $11,268, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $18,865 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $19,022. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $46 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $398,720 (which amount was equivalent to 16.0% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $5,148, of which $4,994 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $145.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $1,507. For fiscal year ended August 31, 1995, the Portfolio paid IBT $1,500.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ..........       $0           $1,563(2)        $135,000(4)
Samuel L. Hayes, III ......        0            1,608(3)         150,000(5)
Norton H. Reamer ..........        0            1,631            135,000
John L. Thorndike .........        0            1,718            140,000
Jack L. Treynor ...........        0            1,647            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $393 of deferred compensation.
(3) Includes $517 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from December 23, 1991 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT

                                               VALUE OF        VALUE OF
                                              INVESTMENT      INVESTMENT
                                               BEFORE           AFTER
                                             DEDUCTING        DEDUCTING          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                THE              THE                  DEDUCTING                   DEDUCTING
                                             CONTINGENT      CONTINGENT        THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED               SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>      12/23/91      $1,000        $1,190.05        $1,190.05        19.01%        4.83%         19.01%        4.83%
1 Year
Ended
8/31/95<F2>        8/31/94      $1,000        $1,046.01        $1,036.04         4.60%        4.60%          3.60%        3.60%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of dividends and distributions and any appreciation in value or other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.77%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.77% would be 7.35%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.57%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.67%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       30.4%
              Aa or AA                        34.1
                 A                            24.9
             Baa or BBB                        6.6
              Ba or BB                         0.4
                 B                            --
              Below B                         --
             Not rated                         3.6
                                             -----
               Total                         100.0%

    The following table compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the federal and Georgia income tax brackets applicable for 1995: 20.10% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. Tax brackets are calculated using the highest state rate within each bracket. These brackets assume that Georgia taxes are deducted on the federal income tax return, and do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income, which increase the effective top federal tax rate for certain taxpayers. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. Investors should consult with their tax advisers for more information. This illustration is not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.10%             32.32%             35.14%             39.84%             43.22%
                                        ----------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.63               6.65               6.94               7.48               7.93

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.60               2.20               2.11               1.96               1.85

Classic Georgia
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

4.50% Tax free investment
7.48% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments
                           3.25% CD         4.50% Tax free
Pretax income:             $3,250.00        $4,500.00
Tax:                       (1,294.80)       NONE
After-tax
income:                    $1,955.20        $4,500.00


    The 1995 combined tax bracket takes into account federal and Georgia State income taxes. Assuming the deductibility of state taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 61.57% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Georgia Tax Free Fund to EV Classic Georgia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Georgia State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                    A FEDERAL AND GEORGIA STATE
                                            COMBINED                    TAX EXEMPT YIELD OF:
   SINGLE RETURN        JOINT RETURN       FEDERAL AND     4%    4.5%    5%    5.5%   6%    6.5%    7%
-------------------  -------------------    GA STATE      ----------------------------------------------
           (TAXABLE INCOME)<F1>           TAX BRACKET<F2>   IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------  -----------     ----------------------------  ----------------
   Up to   $ 23,350     Up to   $ 39,000  20.10%          5.01%  5.63%  6.26%  6.88%  7.51%  8.14%  8.76%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250  32.32           5.91   6.65   7.39   8.13   8.87   9.60  10.34
$ 56,551 - $117,950  $ 94,251 - $143,600  35.14           6.17   6.94   7.71   8.48   9.25  10.02  10.79
$117,951 - $256,500  $143,601 - $256,500  39.84           6.65   7.48   8.31   9.14   9.97  10.80  11.64
    Over   $256,500      Over   $256,500  43.22           7.05   7.93   8.81   9.69  10.57  11.45  12.33

<F1> Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Georgia taxes are Itemized Deductions for federal income tax purposes. Investors who do not itemize deductions on their federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including Georgia State Income Taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Georgia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Georgia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Georgia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC KENTUCKY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Fund currently seeks to achieve its investment objective by investing its assets in the Kentucky Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Kentucky considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kentucky issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kentucky issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and requires the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorizes the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute.


    The Kentucky General Assembly has not yet enacted any such enabling legislation and, therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.

    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-back debt from A to A+. Moody's and Fitch rate the State's appropriation-back debt as A and A+, respectively.

    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. However, during the latter part of the 1980's and throughout the 1990's, Kentucky's economy has outperformed the national average. During 1994 the unemployment rate in Kentucky averaged 5.4% as compared to the national average of 6.1%; nonagricultural employment in Kentucky grew 3.3% as compared to a national growth rate of 2.6%; and personal income in Kentucky grew 6.0% compared to a national growth rate of 5.3%.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund on in fiscal year 1995, bringing the balance to the targeted level of $100 million.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $145,268,626. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $595,483 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $510,287 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $224,010 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $27,092, $9,744, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $14,848 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $15,262. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $840 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $300,783 (which amount was equivalent to 16.5% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $4,061, of which $3,929 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $157.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $4,262. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $35,132.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ..........       $            $1,563(2)        $135,000(4)
Samuel L. Hayes, III ......                     1,608(3)         150,000(5)
Norton H. Reamer ..........                     1,631            135,000
John L. Thorndike .........                     1,718            140,000
Jack L. Treynor ...........                     1,647            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $393 of deferred compensation.
(3) Includes $517 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from December 23, 1991 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT

                                               VALUE OF        VALUE OF
                                              INVESTMENT      INVESTMENT
                                               BEFORE           AFTER
                                             DEDUCTING        DEDUCTING          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                THE              THE                  DEDUCTING                   DEDUCTING
                                             CONTINGENT      CONTINGENT        THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED               SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>      12/23/91      $1,000        $1,213.74        $1,213.74        21.37%        5.39%         21.37%        5.39%
1 Year
Ended
8/31/95<F2>        8/31/94      $1,000        $1,062.94        $1,052.94         6.29%        6.29%          5.29%        5.29%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of dividends and distributions and any appreciation in value or other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.45%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.45% would be 6.86%, assuming a combined Federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.61%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.71%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
       ---------------------           ----------------
             Aaa or AAA                       37.3%
              Aa or AA                        13.6
                 A                            31.2
             Baa or BBB                       13.4
              Ba or BB                         3.3
                 B                            --
              Below B                         --
             Not rated                         1.2
                                             -----
               Total                         100.0%

    The following table compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined tax brackets applicable to a Kentucky resident subject to Federal and Kentucky state income taxes and Kentucky intangibles taxes on mutual fund shares yielding 5.0%. These combined tax brackets, which are based on 1995 tax rates, are 24.35% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 35.92% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 38.59% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 43.04% for single filers with taxable income from $117,951 to $265,500 and joint filers from $143,601 to $256,500; and 46.24% for single and joint filers with taxable income over $256,500. The applicable Federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The Kentucky State income tax rate is 6%, and the intangibles tax as a percentage of income is 5.0%. The combined brackets are not simply the sum of each of the three taxes, as they assume that state taxes are deducted on the Federal income tax return, reducing the effective combined tax brackets. The combined tax brackets used in calculating the after-tax certificate of deposit yields are 20.12%, 32.33%, 35.15%, 39.85% and 43.23% over the same ranges of income. These brackets reflect the .001% intangibles tax rate applicable to certificates of deposit. Investors should consult with their tax advisers for additional information.

                                                                                        TAX BRACKET
                                                            24.35%         35.92%         38.59%         43.04%         46.09%
                                                            ------------------------------------------------------------------
  Tax free yield .......................................     5.00%          5.00%          5.00%          5.00%           5.00%
  Taxable equivalent ...................................     6.61           7.80           8.14           8.78            9.30

                                                                                        TAX BRACKET
                                                            20.10%         32.32%         35.14%         39.84%         43.22%
                                                          -----------------------------------------------------------------------
  Certificates of deposit:
      Yield ............................................     3.25           3.25           3.25           3.25            3.25
      After-tax yield ..................................     2.60           2.20           2.11           1.95            1.85

Classic Kentucky
The Tax Free Yield Advantage
(43.04% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.95% After-tax yield

5.00% Tax free investment
8.78% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,295.12)       NONE
After-tax
income:                    $1,954.88        $5,000.00

    The 1995 combined tax bracket takes into account Federal and Kentucky State income taxes as well as the Kentucky intangibles tax. Assuming the deductibility of state taxes on the Federal return, the bracket is 43.04% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Individuals pay a lesser Kentucky intangibles tax on bank CDs. Accordingly, the combined tax bracket applicable to the after-tax CD yield is 39.84%. Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 54.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition as of October 15, 1995, Samuel R. Rechter and Bonnie
J. Rechter, JTWROS, Louisville, KY, owned beneficially and of record 5.18 of the outstanding shares of the Fund. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Kentucky Tax Free Fund to EV Classic Kentucky Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The tables below show the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and Kentucky State income tax laws, and intangibles tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                A FEDERAL AND KENTUCKY STATE
                                           COMBINED                   TAX EXEMPT YIELD OF:
 SINGLE RETURN          JOINT RETURN      FEDERAL AND       4%    4.5%    5%    5.5%    6%    6.5%    7%
----------------        ------------        KY STATE       -----------------------------------------------
           (TAXABLE INCOME*)              TAX BRACKET<F2>    IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------  --------------   -----------------------------------------------
     Up to $ 23,350       Up to $ 39,000     20.10%        5.01%  5.63%  6.26%  6.88%  7.51%  8.14%  8.76%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250     32.32         5.91   6.65   7.39   8.13   8.87   9.60  10.34
$ 56,551 - $117,950  $ 94,251 - $143,600     35.14         6.17   6.94   7.71   8.48   9.25  10.02  10.79
$117,951 - $256,500  $143,601 - $256,500     39.84         6.65   7.48   8.31   9.14   9.97  10.80  11.64
    Over   $256,500      Over   $256,500     43.22         7.05   7.93   8.81   9.69  10.57  11.45  12.33

                                                            4%    4.5%    5%    5.5%    6%    6.5%    7%
 SINGLE RETURN          JOINT RETURN                       -----------------------------------------------
----------------        ------------                        TAXABLE EQUIVALENT YIELD REFLECTING EXEMPTION
           (TAXABLE INCOME)<F1>                                          FROM INTANGIBLES TAX<F3>
----------------------------------------                   -----------------------------------------------
     Up to $ 23,350       Up to $ 39,000                   5.36%  5.99%  6.61%  7.23%  7.86%  8.48%  9.11%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250                   6.33   7.07   7.80   8.54   9.28  10.01  10.75
$ 56,551 - $117,950  $ 94,251 - $143,600                   6.61   7.37   8.14   8.91   9.68  10.45  11.22
$117,951 - $256,500  $143,601 - $256,500                   7.12   7.95   8.78   9.61  10.44  11.27  12.10
    Over   $256,500      Over   $256,500                   7.55   8.42   9.30  10.18  11.06  11.94  12.82


<F1> Net amount subject to Federal and Kentucky personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Kentucky taxes are Itemized Deductions for Federal income tax purposes. Investors who do not itemize deductions on their Federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.


Note: The Federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including Kentucky state income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


<F3> The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded 5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as Itemized Deductions and that such taxpayer were in the 36% Federal income tax bracket, the taxpayer would then be in a 42.75% [36% + (1 - .36) X 10.55%] combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.


Of course, no assurance can be given that EV Classic Kentucky Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular Federal income tax and Kentucky personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kentucky personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular Federal income tax, is treated as a tax preference item which could subject the recipient to the Federal alternative minimum tax. The illustrations assume that the Federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC LOUISIANA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Louisiana Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Louisiana considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Louisiana issuers. Such information supplements the information in the Prospectus, it is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Louisiana issuers. Neither the Trust nor the Portfolio has independently verified this information.

    In 1991, the Louisiana Legislature enacted the Louisiana Riverboat Economic Development and Gaming Control Act ("Act 753") to assist the growth of tourism by the development of a riverboat industry in the State authorized to operate regulated gaming activities. Act 753 designates certain rivers and waterways in the State upon which riverboat gaming may be conducted and provides for the creation of a gaming commission known as the Riverboat Gaming Commission (the "Riverboat Commission"), and for the creation of the Riverboat Gaming Enforcement Division (the "Enforcement Division"). The Enforcement Division is responsible for investigation of license and permit applications. The Riverboat Commission has the responsibility of licensing, regulating and inspecting riverboat gaming facilities and enforcing Act 753 and regulations promulgated thereunder. Act 753 allows the issuance of up to fifteen licenses to conduct gaming activities on riverboats of new construction (built after January 1, 1992); provided that, no more than six licenses may be granted for the operation of riverboat gaming in any one parish. As of November 1994 there were 9 riverboats in operation in Louisiana, including two riverboats in Orleans Parish, two riverboats in other parts of the New Orleans metropolitan area, one in Baton Rouge, one in Lake Charles, and three in Shreveport/Bossier City. An additional six riverboats are planned, including three expected to be located in Orleans Parish and two expected to be located in other parts of the New Orleans metropolitan area. Act 753 imposes annual license fees for gaming employee, manufacture, supplies and other permits. In addition, there is a license fee equal to 3.5% of net gaming proceeds and a franchise fee equal to 15% of net gaming proceeds. Of the 3.5% fee, up to 0.5% can be used to meet the expenses of the Riverboat Gaming Commission; the remainder of the 3.5% shall be used by the Enforcement Division to meet its regular, administrative, investigative and enforcement expenses. The 15% franchise fees are to be deposited to the credit of the State General Fund. The official forecast for riverboat gaming revenues is $30 million for fiscal year 1993-94 and $50 million for fiscal year 1994-95.

    For fiscal 1996, the State failed to receive a Section 1115 waiver from the U.S. Department of Health and Human Services resulting in a significant reduction of federal funding for its health care programs. As a result, the State faces a large operating gap for its fiscal 1996 budget. At this time, it is uncertain as to how the State plans to close the fiscal gap and how it will affect the creditworthiness of State obligations and related debt.

    In 1991, the Louisiana Legislature enacted the Video Draw Poker Devices Control Law (the "Act 1062") for the purpose of regulating and licensing the use and operation of video draw poker devices through the video gaming division (the "Video Division") of the gaming enforcement section of the office of the State police. Act 1062 imposes annual license fees and a franchise payment equal to 22.5% of the net device revenue derived from the operation of each device. The forecast of Video Draw Poker gaming revenue is $100 million for fiscal year 1994-1995.


    In 1992, Act 384 of the Louisiana Legislature created the Louisiana Economic Development and Gaming Corporation (the "LEDGC") for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment (the "Permanent Casino"). Act 384 directs that the Permanent Casino be located on the site of the Rivergate Convention Center in New Orleans. The LEDGC has entered into a contract ("Contract") with Harrah's Jazz Company ("Company"), a general partnership owned equally by Harrah's New Orleans Investment Company, New Orleans/Louisiana Development Corporation and Grand Palais Casino Inc. Pursuant to the Contract, the Company will be allowed to operate a Temporary Casino until the opening of the Permanent Casino. Pursuant to the Contract, the Company will be required to pay an amount equal to 25% of its gross gaming revenue to the LEDGC during operation of the Temporary Casino. Upon the opening of the Permanent Casino, the Company will be required to make a payment to the LEDGC in an amount equal to the greater of $100 million and an amount that is between 19% and 25% of the gross gaming revenues of the Company. Each quarter, the LEDGC must transfer to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Monies in the Casino Gaming Proceeds Fund may be allocated or expended only pursuant to legislative appropriation. The Temporary Casino is currently expected to open by the end of the first quarter of 1995, and the Permanent Casino is currently expected to open by the end of the first quarter of 1996.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As at August 31, 1995, the Portfolio had net assets of $34,308,679. For the fiscal year ended August 31, 1995, the Portfolio would have paid BMR advisory fees of $73,471 (equivalent to 0.23% of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $36,188. For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $34,790 (equivalent to 0.21% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $31,760. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995, $10,912 of the Fund's operating expenses were allocated to the Administrator. For the period from the start of business, February 14, 1994, to the fiscal year ended August 31, 1994, $12,236 of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $19,393 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $19,870. Such payments reduced Uncovered Distribution Charges. During such period contingent deferred sales charges aggregating aproximately $284 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995 the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $252,000 (which amount was equivalent to 10.6% of the Fund's net assets on such day). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $5,262, of which $5,171 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $82.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $1,675. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $975.

BROKERAGE
    For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995 earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ...........      $0             $333(2)          $135,000(4)
Samuel L. Hayes, III .......       0              322(3)           150,000(5)
Norton H. Reamer ...........       0              314              135,000
John L. Thorndike ..........       0              318              140,000
Jack L. Treynor                    0              343              140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $83 of deferred compensation.
(3)  Includes $103 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Nicole Anderes (34) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 19, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-1994) and Vice President and Manager -- Municipal Research, Roosevelt & Cross (1978-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on February 14, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT

                                               VALUE OF        VALUE OF
                                              INVESTMENT      INVESTMENT
                                               BEFORE           AFTER
                                             DEDUCTING        DEDUCTING          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                THE              THE                  DEDUCTING                   DEDUCTING
                                             CONTINGENT      CONTINGENT        THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED               SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>      10/2/92       $1,000        $1,213.00        $1,213.00        21.30%        6.84%         21.30%        6.84%
1 Year
Ended
8/31/95<F2>       8/31/94       $1,000        $1,048.78        $1,038.81         4.88%        4.88%          3.88%        3.88%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.74%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.74% would be 7.31%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.87%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.98%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       73.4%
              Aa or AA                         3.1
                 A                            14.7
             Baa or BBB                        6.1
              Ba or BB                        --
                 B                            --
              Below B                         --
             Not rated                         2.7
                                             -----
               Total                         100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding a hypothetical 3.25%. The tax brackets used are the combined federal and Louisiana tax brackets applicable for 1995: 18.40% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. The brackets are also based on the highest Louisiana tax rate or average of the highest single and joint tax rates within each bracket. As a result, some taxpayers may have lower tax brackets within these ranges of income. These tax brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                               TAX BRACKET
                                                   18.40%         32.32%         35.14%         39.84%         43.22%
                                                   ------------------------------------------------------------------
  Tax free yield ..............................     4.50%          4.50%          4.50%          4.50%          4.50%
  Taxable equivalent ..........................     5.51           6.65           6.94           7.48           7.93
  Certificates of deposit:
    Yield .....................................     3.25           3.25           3.25           3.25           3.25
    After-tax yield ...........................     2.65           2.20           2.11           1.96           1.85

Classic Louisiana
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

4.50% Tax free investment
7.48% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments ...
                           3.25% CD         4.50% Tax free
Pretax income:             $3,250.00        $4,500.00
Tax:                       (1,294.80)       NONE
After-tax
income:                    $1,955.20        $4,500.00

    The 1995 combined tax bracket takes into account federal and Louisiana State income taxes. Based on an investment yielding 4.5%, and assuming the deductibility of state taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 44.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Rozelle Hahn MD, Benton, LA 71006-4230 (7.3%). PaineWebber for the benefit of Brigette and Charles Belair tennants in common, Belle Chasse, LA 70037-2630 (5.7%); and PaineWebber for the benefit of William E. Wynne, New Orleans, LA 70124-2643 (5.2%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Louisiana Tax Free Fund to EV Classic Louisiana Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Louisiana State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                                      A FEDERAL AND LOUISIANA STATE
                                                    COMBINED                               TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN      FEDERAL AND          4%      4.5%      5%      5.5%      6%     6.5%       7%
-------------------------    -------------------     LA STATE          -----------------------------------------------------------
               (TAXABLE INCOME)<F1>               TAX BRACKET<F2>                 IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------------------  ----------------     -----------------------------------------------------------
           Up to $ 23,350         Up to $ 39,000       18.40%          4.90%    5.51%    6.13%    6.74%    7.35%    7.97%    8.58%
      $ 23,351 - $ 56,550    $ 39,001 - $ 94,250       32.32           5.91%    6.65%    7.39%    8.13%    8.87%    9.60%   10.34%
      $ 56,551 - $117,950    $ 94,251 - $143,600       35.14           6.17%    6.94%    7.71%    8.48%    9.25%   10.02%   10.79%
      $117,951 - $256,500    $143,601 - $256,500       39.84           6.65%    7.48%    8.31%    9.14%    9.97%   10.80%   11.64%
          Over - $256,500        Over - $256,500       43.22           7.05%    7.93%    8.81%    9.69%   10.57%   11.45%   12.33%

<F1> Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.

<F2> Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Louisiana State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Louisiana Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Louisiana personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Louisiana personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC MARYLAND MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Maryland Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Maryland considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Maryland issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Maryland issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.

    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund surplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. When the fiscal year 1996 budget was enacted, it was anticipated that the year-end General Fund surplus on a budgetary basis would be approximately $7.8 million and that there would be $370.9 million in the State's Revenue Stabilization Account. The State currently projects the year-end General Fund surplus on a budgetary basis to be approximately $34.3 million and the balance in the Revenue Stabilization Account to be approximately $51.8 million. Fiscal year 1995 revenues for the General Fund were $7.09 billion; fiscal 1996 revenues for the General Fund are anticipated to be $7.43 billion.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As at August 31, 1995, the Portfolio had net assets of $115,004,176. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $459,907 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $390,773 (equivalent to 0.39% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, absent a fee reduction, the Portfolio would have paid BMR, advisory fees of $153,778 (equivalent to 0.34% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $11,256. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of the Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 10, 1993, to the fiscal year ended August 31, 1994, $19,261 and $18,532, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $6,688 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $7,199. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $32 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $93,000 (which amount was equivalent to 9.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $1,934, of which $1,756 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $27.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $4,183. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $16,357.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ..........       $0           $1,563(2)          $135,000(4)
Samuel L. Hayes, III ......        0            1,608(3)           150,000(5)
Noton H. Reamer ...........        0            1,630              135,000
John L. Thorndike .........        0            1,718              140,000
Jack L. Treynor ...........        0            1,647              140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $393 of deferred compensation.
(3)  Includes $517 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from February 3, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 10, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT

                                               VALUE OF        VALUE OF
                                              INVESTMENT      INVESTMENT
                                               BEFORE           AFTER
                                             DEDUCTING        DEDUCTING          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                THE              THE                  DEDUCTING                   DEDUCTING
                                             CONTINGENT      CONTINGENT        THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED               SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>       2/3/92       $1,000        $1,240.70        $1,240.70        24.07%        6.21%         24.07%        6.21%
1 Year
Ended
8/31/94<F2>       8/31/94       $1,000        $1,069.09        $1,059.09         6.91%        6.91%          5.91%        5.91%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.49%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.49% would be 7.07%, assuming a combined federal and State tax rate of 36.52%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.53%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.63%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY               PERCENT OF
       MOODY'S, S&P OR FITCH             BOND HOLDINGS
           --------------                 -----------
             Aaa or AAA                       35.7%
              Aa or AA                        18.4
                 A                            31.0
             Baa or BBB                       11.6
              Ba or BB                        --
                 B                            --
              Below B                         --
             Not rated                         3.3
                                             -----
               Total                         100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Maryland State and local income tax brackets applicable for 1995: 21.80% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.76% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 36.52% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 41.12% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 44.43% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. These brackets assume that Maryland taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined bracket than indicated above. The combined tax brackets also assume the maximum local income tax rate equal to 60% of the State tax rate applies and the highest Maryland State income tax rate applicable at the upper portion of the brackets. Accordingly, some taxpayers may have lower combined tax brackets than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        21.80%             33.76%             36.52%             41.12%             44.43%
                                    --------------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.75               6.79               7.09               7.64               8.10

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.54               2.15               2.06               1.91               1.81

Classic Maryland
The Tax Free Yield Advantage
(41.12% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.91% After-tax yield

4.50% Tax free investment
7.64% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments
                           3.25% CD         4.50% Tax free
Pretax income:             $3,250.00        $4,500.00
Tax:                       (1,336.40)       NONE
After-tax
income:                    $1,913.60        $4,500.00

    The 1995 combined bracket takes into account federal and Maryland State and local income taxes. Assuming the deductibility of State and local taxes on the federal return, the bracket is 41.12% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.


                                    TAXES
    The Fund will not be subject to Maryland corporate income tax, provided that, if there exists sufficient nexus between the State of Maryland and the Fund to enable Maryland to tax the Fund, then the Fund will not be subject to the corporate income tax for a taxable year if the Fund distributes to shareholders all of its net investment income for such year.

    The Fund will not be subject to Maryland financial institution franchise taxes.

    Obligations held by the Fund will not be subject to Maryland personal property tax.


        CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As of October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, the following shareholders owned beneficially and of record, the percentages of shares of the Fund indicated after their names:
Calvert R. Bregel, Glen Arm, MD (19.1%); Cecile B. Taubman, Baltimore, MD (10.4%); and Paine Webber for the Benefit of William J. Shaw, Potomac, MD (7.8%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Maryland Tax Free Fund to EV Classic Maryland Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Maryland State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                          COMBINED                     A FEDERAL AND MARYLAND STATE AND LOCAL
                                                        FEDERAL AND                           TAX EXEMPT YIELD OF:
           SINGLE RETURN           JOINT RETURN          MD STATE               4%     4.5%     5%     5.5%     6%     6.5%    7%
       -------------------------------------------       AND LOCAL            ------------------------------------------------------
              (TAXABLE INCOME)<F1>                      TAX BRACKET<F2>              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
        ----------------------------------------------------------------------------------------------------------------------------
             Up to $ 23,350         Up to $ 39,000         21.80%              5.12%   5.75%   6.30%   7.03%   7.67%   8.31%   8.95%
        $ 23,351 - $ 56,550    $ 39,001 - $ 94,250         33.76               6.04    6.79    7.55    8.30    9.06    9.81   10.57
        $ 56,551 - $117,950    $ 94,251 - $143,600         36.52               6.30    7.09    7.88    8.66    9.45   10.24   11.03
        $117,951 - $256,500    $143,601 - $256,500         41.12               6.79    7.64    8.49    9.34   10.19   11.04   11.89
              Over $256,500          Over $256,500         44.43               7.20    8.10    9.00    9.90   10.80   11.70   12.60

<F1> Net amount subject to federal and Maryland State and local personal income taxes after deductions and exemptions.

<F2> Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax rates assume that Maryland taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Maryland State and local income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Maryland Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Maryland State personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Maryland State personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC MISSOURI MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Missouri Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Missouri considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Missouri issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Missouri issuers. Neither the Trust nor the Portfolio has independently verified this information.

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1994. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 17% of total state General Revenue Fund spending.


    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As at August 31, 1995, the Portfolio had net assets of $93,162,103. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $353,176 (equivalent to 0.38% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $296,556 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $112,605 (equivalent to 0.30% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $20,693 and $11,502, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $23,964 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $24,737. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $105 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $341,000 (which amount was equivalent to 10.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $6,791, of which $6,347 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $122.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,937. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $35,917.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                               AGGREGATE
                               AGGREGATE      COMPENSATION    TOTAL COMPENSATION
                             COMPENSATION         FROM          FROM TRUST AND
NAME                           FROM FUND        PORTFOLIO        FUND COMPLEX
----                         ------------     -----------     ------------------
Donald R. Dwight ..........       $0           $1,164(2)            1,222(3)
Samuel L. Hayes, III ......        0            1,222(3)          150,000(5)
Norton H. Reamer ..........        0            1,254             135,000
John L. Thorndike .........        0            1,336             140,000
Jack L. Treynor ...........        0            1,235             140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $294 of deferred compensation.
(3) Includes $393 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                                       VALUE OF A $1,000 INVESTMENT
                                               VALUE OF        VALUE OF
                                              INVESTMENT      INVESTMENT
                                               BEFORE           AFTER
                                             DEDUCTING        DEDUCTING          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                                THE              THE                  DEDUCTING                   DEDUCTING
                                             CONTINGENT      CONTINGENT        THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED               SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE     SALES CHARGE<F1> -------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------   -----------  ------------  ------------  ------------
Life of
the Fund<F2>       5/1/92       $1,000        $1,257.14        $1,257.14        25.71%        7.09%         25.71%        7.09%
1 Year
Ended
8/31/95<F2>       8/31/94       $1,000        $1,070.79        $1,060.79         7.08%        7.08%          6.08%        6.08%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.26%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.26% would be 6.29%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.46%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.55%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       52.3%
              Aa or AA                        18.0
                 A                            20.5
             Baa or BBB                        7.6
              Ba or BB                        --
                 B                            --
              Below B                         --
             Not rated                         1.6
                                             -----
               Total                         100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Missouri State income tax brackets applicable for 1995: 20.10% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Missouri State income tax rate is 6%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                                      TAX BRACKET
                                                          20.10%         32.32%         35.14%         39.84%         43.22%
                                                          ------------------------------------------------------------------

  Tax free yield .....................................     5.00%          5.00%          5.00%          5.00%          5.00%
  Taxable equivalent .................................     6.26           7.39           7.71           8.31           8.81

  Certificates of deposit:
      Yield ..........................................     3.25           3.25           3.25           3.25           3.25
      After-tax yield ................................     2.60           2.20           2.11           1.96           1.85

Classic Missouri
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

5.00% Tax free investment
8.31% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                            3.25% CD        5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,294.80)       NONE
After-tax income:          $1,955.20        $5,000.00


    The 1995 combined tax bracket takes into account federal and Missouri State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES As at October


    13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 16.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of the outstanding shares of the Fund indicated after their names: Ted Drewes, Inc., Towne Country, MO (10.3%) and Dolores T. Stegman TTEE, u/a dtd 6/20/91, FBO Dolores Stegman Rev Tr, Raytown, MO (6.3%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Missouri Tax Free Fund to EV Classic Missouri Municipals Fund on January 1, 1996.

                         TAX EQUIVALENT YIELD TABLE


    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Missouri State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                     COMBINED                        A FEDERAL AND MISSOURI STATE
                                                   FEDERAL AND                           TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN            MO STATE           4%     4.5%       5%     5.5%       6%     6.5%       7%
-----------------------  ---------------------                      --------------------------------------------------------------
              (TAXABLE INCOME)<F1>                 TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ------------------  --------------------------------------------------------------
       Up to   $ 23,350       Up to   $ 39,000        20.10%           5.01%    5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
    $ 23,351 - $ 56,550    $ 39,001 - $ 94,250        32.32            5.91     6.65     7.39     8.13     8.87     9.60    10.34
    $ 56,551 - $117,950    $ 94,251 - $143,600        35.14            6.17     6.94     7.71     8.48     9.25    10.02    10.79
    $117,951 - $256,500    $143,601 - $256,500        39.84            6.65     7.48     8.31     9.14     9.97    10.80    11.64
        Over   $256,500        Over   $256,500        43.22            7.05     7.93     8.81     9.69    10.57    11.45    12.33

<F1> Net amount subject to federal and Missouri personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Missouri State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Missouri Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Missouri personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Missouri personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC NORTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the North Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain North Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in North Carolina issuers. Such information supplements the information in the Prospectus, it is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of North Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The economic profile of the State consists of a combination of industry, agriculture and tourism. The State's seasonally adjusted unemployment rate in June 1995 was 4.4% of the labor force, as compared with an unemployment rate of 5.6% nationwide. The labor force has undergone significant change during recent years. The State has moved from an agricultural to a service and "goods producing" economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 11% of 1994 expenditures.


    The State is a defendent in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendent in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging on various grounds changes in the formula for paying retirement benefits. Damages could exceed $100 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock has been challenged.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As at August 31, 1995, the Portfolio had net assets of $195,178,724. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $851,448 (equivalent to 0.44% of the Portfolio's average daily net assets for such period). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,143 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $373,030 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995, $17,410 of the Fund's operating expenses were allocated to the Administrator. For the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $14,638 of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $40,252 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $49,635. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $46 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995 the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $653,000 (which amount was equivalent to 10.4% of the Fund's net assets on such day). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $13,397, of which $10,668 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $157.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $1,500.

BROKERAGE
    For the fiscal year ended August 31, 1995, for the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995 earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                           AGGREGATE      AGGREGATE        TOTAL COMPENSATION
                         COMPENSATION    COMPENSATION        FROM TRUST AND
  NAME                    FROM FUND     FROM PORTFOLIO        FUND COMPLEX
  ----                   ------------   --------------     -------------------
  Donald R. Dwight ....     $33            $2,096(2)             $135,000(4)
  Samuel L. Hayes, III       32             2,123(3)              150,000(5)
  Norton H. Reamer ....      31             2,133                 135,000
  John L. Thorndike ...      32             2,227                 140,000
  Jack L. Treynor .....      34             2,196                 140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $525 of deferred compensation.
(3) Includes $682 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from October 23, 1991 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                                       VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE*
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE*     ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund**      10/23/91      $1,000        $1,235.59        $1,235.59     23.56%        5.63%         23.56%        5.63%
1 Year Ended 8/31/95**   8/31/94      $1,000        $1,050.18        $1,040.18      5.02%        5.02%          4.02%        4.02%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
 * No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.

** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

     For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.58%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.58% would be 7.20%, assuming a combined federal and State tax rate of 36.35%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.63%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.73%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       35.1%
              Aa or AA                        29.9
                 A                            26.1
             Baa or BBB                        7.5
              Ba or BB                        --
              Below B                         --
             Not rated                         1.4
                                             -----
               Total                         100.0%

    The following compares the taxable equivalent of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and North Carolina tax brackets applicable for 1995: 20.95% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.04% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 36.35% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 40.96% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 44.28% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same range of income. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These tax brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. In addition, the combined tax brackets were calculated using the highest State income tax rate within each bracket. Accordingly, some taxpayers will have lower combined tax brackets and taxable equivalent yields over these ranges of income. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.95%             33.04%             36.35%             40.96%             44.28%
                                  ----------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.33               7.47               7.86               8.47               8.97
  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.57               2.18               2.07               1.92               1.81


Classic North Carolina
The Tax Free Yield Advantage
(40.96% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.92% After-tax yield

5.00% Tax free investment
8.47% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,331.20)       NONE
After-tax
income:                    $1,918.80        $5,000.00


    The 1995 combined tax bracket takes into account federal and North Carolina State income taxes. Based on an investment yielding 5.00%, and assuming the deductibility of state taxes on the federal return, the bracket is 40.96% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 10.01% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the following shareholder owned of record the percentage of outstanding shares indicated after its name: Healthsource North Carolina Inc., Morrisville, NC 27560-8508 (31.2%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION


    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic North Carolina Tax Free Fund to EV Classic North Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and the North Carolina State income tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                             COMBINED                   A FEDERAL AND NORTH CAROLINA STATE
                                            FEDERAL AND                         TAX EXEMPT YIELD OF:
   SINGLE RETURN        JOINT RETURN         NC STATE         4%     4.5%       5%     5.5%       6%     6.5%     7%
-------------------  -------------------  ---------------  ------------------------------------------------------------
           (TAXABLE INCOME)<F1>             TAX BRACKET<F2>         IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------  ---------------  ------------------------------------------------------------
     Up to $ 23,350       Up to $ 39,000      20.95%        5.06%    5.69%    6.33%     6.96%    7.59%    8.22%   8.86%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250      33.04         5.97     6.72     7.47      8.21     8.96     9.71   10.45
$ 56,551 - $117,950  $ 94,251 - $143,600      36.35         6.28     7.07     7.86      8.64     9.43    10.21   11.00
$117,951 - $256,500  $143,601 - $256,500      40.96         6.78     7.62     8.47      9.32    10.16    11.01   11.86
      Over $256,500        Over $256,500      44.28         7.18     8.08     8.97      9.87    10.77    11.67   12.56

<F1> Net amount subject to the federal and North Carolina personal income tax after deductions and exemptions.
<F2> Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Accordingly, taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including North Carolina State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course no assurance can be given that EV Classic North Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations, the interest from which is exempt from the regular federal income tax and North Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for North Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC OREGON MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Oregon Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Oregon considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Oregon issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Oregon issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The principal sources of State tax revenues are the personal income and corporation excise taxes; there is no State sales tax. Recent State financial results have been favorable, reflecting the improved economy through strong growth in tax resources. General fund financial performance has been strong. After addressing financial problems in the earlier part of the recession, the State was able to maintain satisfactory general fund operations. The State budget is on a two year basis. The 1991-1993 budget ended with a fund balance of $302 million, equal to 14% of expenditures and the ending balance for the 1993-95 biennium was $500 million. General Fund revenues for the 1995-97 biennium are budgeted to increase 6.5% while expenditures are budgeted to increase 14%.

    In 1991 and 1992, in response to concerns over diminishing salmon runs, three species of Snake River salmon were placed on the Endangered Species list. More recently, the National Marine Fisheries Service and the U.S. Fish and Wildlife Service have commenced status reviews of hundreds of additional salmon and trout populations in the Columbia Basin and throughout Western Oregon. The Snake River salmon listings have already had substantial economic impacts, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. In addition, the State is now working on setting minimum stream flows for waterways that have been formally designated as scenic waterways, and is revising and implementing river basin plans that restrict new (but not established) access to surface and ground water diversions and withdrawals. These restrictions will make it more difficult to obtain new water rights and may slow urban and agricultural development and expansion.


    In November 1990, Oregon voters adopted Ballot Measure 5 which amended the State constitution to impose a general cap on ad valorem property taxes. The limit is subject to certain exceptions and will be phased in over a 5-year period ending with the 1996 tax year. The passage of Ballot Measure 5 has not caused a down-grading of the State's rating with Moody's or S&P, however, S&P has revised the outlook on the State's debt from "Stable" to "Negative" as a result of the increased costs imposed on the State by Measure 5. The limitations of Ballot Measure 5 generally do not apply to taxes imposed to pay debt service on general obligations of the State. Moreover, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 will not directly reduce the State revenues. However, until 1996, the State is required to use its general fund to replace any revenue lost by the public school system due to the limitations of Ballot Measure 5. Therefore, the State may be required to reallocate its future budgets or to seek new sources of revenue to aid in school funding. The replacement requirement is estimated to cost the State $1.5 billion in the 1993-95 biennium. In 1993, voters rejected Measure 1, a proposal to fund Measure 5 requirements with a 5% sales tax.

    The main impact of Ballot Measure 5 will be felt by local taxing units such as cities, counties, and districts. To date, only a few local governments have experienced a decrease in revenues from Ballot Measure 5. In recent years, Oregon has experienced population growth above the national average and property values have risen despite the national recession. If this trend continues, the real market value base of property against which the limited tax rate may be imposed may be more than enough to support the needs of Oregon's local governments. Moreover, Ballot Measure 5 does not limit the amount of user fees for services provided by governmental units that may be collected, and local governments may rely more on such fees to finance local improvements. At this time, however, the ultimate effect of Ballot Measure 5 on the continuing ability of State and local governments to satisfy their debt obligations is not possible to predict. In 1991, the Oregon legislature passed several bills in an effort to ease the burden of Ballot Measure 5 on local governments. A variety of actions taken by local governments in response to Ballot Measure 5 or under this new legislation may be challenged in the courts as unconstitutional.

    In November, 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Measure 11. This measure established mandatory minimum sentences for certain felons. Projected need for additional prison beds is expected to require $462 million in capital expenditures and an increase in prison operating expenses of $100 million annually by 1998.

                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of August 31, 1995, the Portfolio had net assets of $146,390,921. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $609,837 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $534,681 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $243,569 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 28, 1993, to the fiscal year ended August 31, 1994, $20,572 and $17,241, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $9,224 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $9,677. Such payments reduced Uncovered Distribution Charges. During such period no contingent deferred sales charges were paid to the Principal Underwriter. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $224,000 (which amount was equivalent to 22.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $2,562, of which $2,383 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $152.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,946. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $56,584.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION       FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO       FUND COMPLEX
----                         ------------     ---------       ------------------
Donald R. Dwight ..........       $0           $1,563(2)        $135,000(4)
Samuel L. Hayes, III ......        0            1,608(3)         150,000(5)
Norton H. Reamer ..........        0            1,631            135,000
John L. Thorndike .........        0            1,718            140,000
Jack L. Treynor ...........        0            1,647            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $393 of deferred compensation.
(3) Includes $517 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from December 24, 1991 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 28, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                          VALUE OF $1,000 INVESTMENT
                                            VALUE OF         VALUE OF
                                             INVEST-          INVEST-
                                          MENT BEFORE DE-   MENT AFTER DE-       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                            DUCTING THE      DUCTING THE              DEDUCTING                   DEDUCTING
                                            CONTINGENT        CONTINGENT       THE CONTINGENT DEFERRED    THE CONTINGENT DEFERRED
                                             DEFERRED         DEFERRED              SALES CHARGE               SALES CHARGE<F1>
  INVESTMENT     INVESTMENT    AMOUNT OF    SALES CHARGE    SALES CHARGE<F1> --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund<F2>      12/24/91      $1,000        $1,267.16        $1,267.16        26.72%        6.63%         26.72%        6.63%
1 Year
Ended
8/31/95<F2>        8/31/94      $1,000        $1,071.08        $1,061.08         7.11%        7.11%          6.11%        6.11%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.26%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.26% would be 6.78%, assuming a combined federal and State tax rate of 37.21%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.40%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.49%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

            RATING ASSIGNED BY                 PERCENT
          MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
          ---------------------           ----------------
                Aaa or AAA                       29.1%
                 Aa or AA                        37.9
                    A                            23.2
                Baa or BBB                        6.0
                 Ba or BB                         1.0
                    B                            --
                 Below B                         --
                Not rated                         2.8
                                                -----
                  Total                         100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Oregon State income tax brackets applicable for 1995: 22.65% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 34.48% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 37.21% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 41.76% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 45.04% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Oregon State income tax rate is 9%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax advisers for additional information. These illustrations are not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        22.65%             34.48%             37.21%             41.76%             45.04%
                                        ----------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.82               6.87               7.17               7.73               8.19

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.51               2.13               2.04               1.89               1.79


Classic Oregon
The Tax Free Yield Advantage
(41.76% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.89% After-tax yield

4.50% Tax free investment
7.73% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments...
                           3.25% CD         4.50% Tax free
Pretax income:             $3,250.00        $4,500.00
Tax:                       (1,357.20)       NONE
After-tax
income:                    $1,892.80        $4,500.00


    The 1995 combined tax bracket takes into account federal and Oregon State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 41.76% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ and Donaldson Lufkin Jenrette, New York, NY, were the record owners of approximately 24.3% and 5.5% of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. In addition, as of such date, John H. Dunlevy, Bend, Oregon, owned beneficially and of record 6.0% of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Oregon Tax Free Fund to EV Classic Oregon Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Oregon State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                                      A FEDERAL AND OREGON STATE
                                                    COMBINED                             TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN          FEDERAL AND          4%     4.5%       5%     5.5%       6%     6.5%       7%
-----------------------  ---------------------       OR STATE       --------------------------------------------------------------
              (TAXABLE INCOME)<F1>                 TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------------  ------------------  --------------------------------------------------------------
       Up to   $ 23,350       Up to   $ 39,000       22.65%           5.17%    5.82%     6.46%   7.11%     7.76%    8.40%   9.05%
    $ 23,351 - $ 56,550    $ 39,001 - $ 94,250       34.48            6.11     6.87      7.63    8.39      9.16     9.92   10.68
    $ 56,551 - $117,950    $ 94,251 - $143,600       37.21            6.37     7.17      7.96    8.76      9.56    10.35   11.15
    $117,951 - $256,500    $143,601 - $256,500       41.76            6.87     7.73      8.59    9.44     10.30    11.16   12.02
        Over   $256,500        Over   $256,500       45.04            7.28     8.19      9.10   10.01     10.92    11.83   12.74

<F1> Net amount subject to federal and Oregon personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Oregon State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above. The tax brackets and taxable equivalent yields do not take into account the limited deductibility of federal income tax withholding in arriving at state taxable income, which may decrease the taxable equivalent yield of the Fund to certain investors.

Of course, no assurance can be given that EV Classic Oregon Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Oregon personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Oregon personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not appliable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC SOUTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the South Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain South Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in South Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of South Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $151 million surplus of which $33.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing its total to $100 million. Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $248 million. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $61,411,668. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $198,498 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the period from the start of business, February 1, 1994 to August 31, 1994, the Portfolio paid BMR advisory fees of $106,785 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, February 14, 1994, to the fiscal year ended August 31, 1994, $14,531 and $9,477, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $11,146 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $11,396. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $100 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $164,053 (which amount was equivalent to 13.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $3,019, of which $2,933 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $15.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,203. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $16,809.

BROKERAGE
    For the fiscal year ended August 31, 1995, and the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                               AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION       FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO       FUND COMPLEX
----                         ------------   --------------     ----------------
Donald R. Dwight ..........       $0           $1,164(2)          $135,000(4)
Samuel L. Hayes, III ......        0            1,222(3)           150,000(5)
Norton H. Reamer ..........        0            1,254              135,000
John L. Thorndike .........        0            1,336              140,000
Jack L. Treynor ...........        0            1,235              140,000
----------

(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $294 of deferred compensation.
(3) Includes $393 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on February 14, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                                   VALUE OF A $1,000 INVESTMENT


                                       VALUE OF INVEST-  VALUE OF INVEST-       TOTAL RETURN                  TOTAL RETURN
                                       MENT BEFORE DE-    MENT AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE*   --------------------------  --------------------------
    PERIOD          DATE   INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund**       10/02/92    $1,000        $1,170.68        $1,170.68        17.07%        5.54%         17.07%        5.54%
1 Year
Ended
8/31/95**         8/31/94    $1,000        $1,053.78        $1,043.78         5.38%        5.38%          4.38%        4.38%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
*  No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of dividends and distributions and any appreciation in value or other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
   Privilege" in the Fund's current Prospectus.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.54%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.54% would be 7.07%, assuming a combined federal and State tax rate of 35.83%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.46%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.55%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       39.1%
              Aa or AA                        14.8
                 A                            27.4
             Baa or BBB                       15.8
              Ba or BB                         --
                 B                             --
              Below B                          --
             Not rated                         2.9
                                             -----
               Total                         100.0%

    The following table compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the federal and South Carolina income tax brackets applicable for 1995: 20.95% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.04% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.83% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.83% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. Tax brackets are calculated using the highest state rate within each bracket. These brackets assume that South Carolina taxes are deducted on the federal income tax return, and do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income, which increase the effective top federal tax rate for certain taxpayers. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. Investors should consult with their tax advisers for more information. This illustration is not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.95%             33.04%             35.83%             40.48%             43.83%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.69               6.72               7.01               7.56               8.01

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.57               2.18               2.09               1.93               1.83

Classic South Carolina
The Tax Free Yield Advantage
(40.48% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.93% After-tax yield

4.50% Tax free investment
7.56% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments...

                                 3.25% CD          4.50% Tax free
Pretax income:                  $3,250.00           $4,500.00
Tax:                            (1,315.60)          NONE
After-tax income:               $1,934.40           $4,500.00



    The 1995 combined tax bracket takes into account federal and South Carolina State income taxes. Assuming the deductibility of state taxes on the federal return, the bracket is 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately % of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, the following shareholders owned beneficially and of record, the percentages of outstanding shares of the Fund indicated after their names:
Anthony P. Cuozzo & Joseph A. Cuozzo, JTWROS, Surfside Beach, South Carolina (39.28%); Barbara B. McDaniel, Awendaw, South Carolina (9.13%) and PaineWebber FBO Douglas P. Magann and Sarah R. Magann JTWROS, Georgetown, South Carolina (8.19%). To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic South Carolina Tax Free Fund to EV Classic South Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
                     TAX EXEMPT VERSUS TAXABLE SECURITIES


    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and South Carolina State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.


                                                                    A FEDERAL AND SOUTH CAROLINA STATE
                                     COMBINED                                 TAX EXEMPT YIELD OF:
SINGLE RETURN        JOINT RETURN   FEDERAL AND        4%       4.5%         5%       5.5%         6%       6.5%         7%
-------------        ------------    SC STATE        ------------------------------------------------------------------------
    (TAXABLE INCOME)<F1>            TAX BRACKET<F2>               IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------------------------------------------------------------------------------------------

   Up to $ 23,350     Up to-$ 39,000    20.95%      5.06%      5.69%      6.33%      6.96%      7.59%      8.22%      8.86%
$ 23,351-$ 56,500  $ 39,001-$ 94,250    33.04       5.97       6.72       7.47       8.21       8.96       9.71      10.45
$ 56,551-$117,950  $ 94,251-$143,600    35.83       6.23       7.01       7.79       8.57       9.35      10.13      10.91
$117,951-$256,000  $143,601-$256,500    40.48       6.72       7.56       8.40       9.24      10.08      10.92      11.76
    Over $256,500      Over $256,500    43.83       7.12       8.01       8.90       9.79      10.68      11.57      12.46

<F1> Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that South Carolina taxes are Itemized Deductions for federal income tax purposes. Investors who do not itemize deductions on their federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including South Carolina State income tax) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic South Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and South Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for South Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.

The information set forth above is as of the date of this Statement of Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC TENNESSEE MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Tennessee Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Tennessee considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Tennessee issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Tennessee issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

    The financial operations of the State have been negatively impacted by the recent national economic downturn. The State was forced to partially drain down its General Fund balance to support operations. The General Fund balance was reduced to $7.3 million in 1991, however, operating surpluses for 1992 and 1993 have built up the balance to $150.1 million for 1993. Several new programs could have a negative impact on the financial operations of the State. A half percent increase in the sales tax rate, imposed in fiscal 1993, was dedicated to a new education program. Tennessee will provide healthcare to the entire Medicaid population as well as the uninsured population in the State. The service tax that was implemented to help fund this program was repealed.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As at August 31, 1995, the Portfolio had net assets of $58,673,303. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $177,788 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $125,060 (equivalent to 0.28% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, BMR would have earned, absent a fee reduction, advisory fees of $32,069 (equivalent to 0.19% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of expenses related to the operation of the Portfolio in the amount of $4,724. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 9, 1993, to the fiscal year ended August 31, 1994, $16,872 and $13,987, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $8,450 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $8,628. Such payments reduced Uncovered Distribution Charges. During such period no contingent deferred sales charges were paid to the Principal Underwriter. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $116,000 (which amount was equivalent to 10.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $2,319, of which $2,202 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $20 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,903. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $13,033.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                               AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION       FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO       FUND COMPLEX
----                         ------------   --------------     ----------------
Donald R. Dwight ..........       $0           $1,164(2)          $135,000(4)
Samuel L. Hayes, III ......        0            1,222(3)           150,000(5)
Norton H. Reamer ..........        0            1,254              135,000
John L. Thorndike .........        0            1,336              140,000
Jack L. Treynor ...........        0            1,235              140,000
----------

(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $294 of deferred compensation.
(3) Includes $393 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from August 25, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 9, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                                   VALUE OF A $1,000 INVESTMENT

                                       VALUE OF INVEST-  VALUE OF INVEST-       TOTAL RETURN                  TOTAL RETURN
                                       MENT BEFORE DE-    MENT AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE*   --------------------------  --------------------------
    PERIOD          DATE   INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund**        8/25/92    $1,000        $1,196.21        $1,196.21        19.62%        6.11%         19.62%        6.11%
1 Year
Ended
8/31/95**         8/31/94    $1,000        $1,063.24        $1,053.24         6.32%        6.32%          5.32%        5.32%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
 *No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
**If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.52%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.52% would be 6.97%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.66%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.76%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       38.1%
              Aa or AA                        23.1
                 A                            20.7
             Baa or BBB                       16.5
              Ba or BB                         --
                 B                             --
              Below B                          --
             Not rated                         1.6
                                             -----
               Total                         100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Tennessee State income tax brackets applicable for 1995: 20.10% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Tennessee State income tax rate is 6%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.10%             32.32%             35.14%             39.84%             43.22%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.63               6.65               6.94               7.48               7.93

                                                                           TAX BRACKET*
                                          15%                28%                31%                36%               39.6%
                                  -----------------------------------------------------------------------------------------------
  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.76               2.34               2.24               2.08               1.96


*Bank deposits are not subject to Tennessee State income tax. Accordingly, the combined tax brackets applicable to after-tax yields are 15%, 28%, 31%, 36% and 39.6%.


Classic Tennessee
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
2.08% After tax-yield

4.50% Tax free investment
7.48% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments...
                              3.25% CD         4.50% Tax free
Pretax income:                   $3,250.00           $4,500.00
Tax:                          (1,170.00)       NONE
After-tax income:              $2,080.00        $4,500.00

    The 1995 combined tax bracket takes into account federal and Tennessee State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). After-tax yields of bank CDs reflect only the federal income tax rate of 36% applicable over the same range of income, as bank CDs are exempt from the Tennessee State income tax. Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 63.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of the outstanding shares of the Fund indicated after their names: Buford Deford & Jane Deford, Nashville, TN (7.0%) and Patrick B. Apfeld & Kristine H. Apfeld Jt Ten, Signal Mountain, TN (5.4%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares on such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Tennessee Tax Free Fund to EV Classic Tennessee Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Tennessee State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                         A FEDERAL AND TENNESSEE STATE
                                     COMBINED                                 TAX EXEMPT YIELD OF:
SINGLE RETURN        JOINT RETURN   FEDERAL AND        4%       4.5%         5%       5.5%         6%       6.5%         7%
-------------        ------------    TN STATE        ------------------------------------------------------------------------
    (TAXABLE INCOME)<F1>            TAX BRACKET<F2>               IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------   ------------     ------------------------------------------------------------------------
   Up to $ 23,350     Up to-$ 39,000    20.10%      5.06%      5.69%      6.33%      6.96%      7.59%      8.22%      8.86%
$ 23,351-$ 56,500  $ 39,001-$ 94,250    32.32       5.91       6.65       7.39       8.13       8.87       9.60      10.34
$ 56,551-$117,950  $ 94,251-$143,600    35.14       6.17       6.94       7.71       8.48       9.25      10.02      10.79
$117,951-$256,000  $143,601-$256,500    39.84       6.65       7.48       8.31       9.14       9.97      10.80      11.64
    Over $256,500      Over $256,500    43.22       7.05       7.93       8.81       9.69      10.57      11.45      12.33

<F1> Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

<F2> The combined tax rates assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Tennessee State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Tennessee Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Tennessee personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Tennessee personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC VIRGINIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Virginia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Virginia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Virginia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Virginia issuers. Such information supplements the information in the Prospectus, it is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Virginia issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The general fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.


    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Preliminary results for fiscal 1995 indicate a general fund surplus of $65 million.


    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.

                              FEES AND EXPENSES
INVESTMENT ADVISER

 As of August 31, 1995, the Portfolio had net assets of $191,747,922. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $834,074 (equivalent to 0.44% of the Portfolio's average daily net assets for such period). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,841 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $378,975 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995, $19,518 of the Fund's operating expenses were allocated to the Administrator. For the period from the start of business, December 17, 1993, to the fiscal year ended August 31, 1994, $13,546 the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $8,156 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $10,351. Such payments reduced Uncovered Distribution Charges. During such period, there were no contingent deferred sales charges imposed on early redeeming shareholders. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $163,000 (which amount was equivalent to 10.9% of the Fund's net assets on such day). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $2,765, of which $2,550 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $52.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $2,535. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $1,500.

BROKERAGE
    For the fiscal year ended August 31, 1995, for the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995 earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                               AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION    COMPENSATION       FROM TRUST AND
NAME                           FROM FUND    FROM PORTFOLIO       FUND COMPLEX
----                         ------------   --------------     ----------------
Donald R. Dwight ..........       $0           $2,096(2)          $135,000(4)
Samuel L. Hayes, III ......        0            2,123(3)           150,000(5)
Norton H. Reamer ..........        0            2,133              135,000
John L. Thorndike .........        0            2,227              140,000
Jack L. Treynor ...........        0            2,196              140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $535 of deferred compensation.
(3) Includes $682 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund from July 26, 1991 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 17, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                                   VALUE OF A $1,000 INVESTMENT


                                       VALUE OF INVEST-  VALUE OF INVEST-       TOTAL RETURN                  TOTAL RETURN
                                       MENT BEFORE DE-    MENT AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE*
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE*   --------------------------  --------------------------
    PERIOD          DATE   INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund**        7/26/91    $1,000        $1,289.68        $1,289.68        28.97%        6.40%         28.97%        6.40%
1 Year
Ended
8/31/95**         8/31/94    $1,000        $1,065.11        $1,055.11         6.51%        6.51%          5.51%        5.51%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
*  No contingent deferred sales charge is imposed on shares purchased more than one year prior to the redemption, shares acquired through the reinvestment of distributions or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
   Privilege" in the Fund's current Prospectus.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.49%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.49% would be 6.90%, assuming a combined federal and State tax rate of 34.97%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.69%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.80%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

         RATING ASSIGNED BY                 PERCENT
       MOODY'S, S&P OR FITCH           OF BOND HOLDINGS
  --------------------------------  -----------------------
             Aaa or AAA                       23.1%
              Aa or AA                        41.4
                 A                            24.0
             Baa or BBB                        7.2
                 B                             --
              Below B                          --
             Not rated                         4.3
                                             -----
               Total                         100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Virginia income tax brackets applicable for 1995: 19.89% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.14% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 34.97% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.68% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.07% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. Tax brackets are calculated using the highest state rate within each bracket. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        19.89%             32.14%             34.97%             39.68%             43.07%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.24               7.37               7.69               8.29               8.78

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.60               2.21               2.11               1.96               1.85

Classic Virginia
The Tax Free Yield Advantage
(39.68% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

5.00% Tax free investment
8.29% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,289.60)       NONE
After-tax
income:                    $1,960.40        $5,000.00


    The 1995 combined tax bracket takes into account federal and Virginia State income taxes. Assuming the deductibility of state taxes on the federal return, the bracket is 39.68% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL and PaineWebber Incorporated for the benefit of Olive M. Wolters, Hanover, Virginia were the record owners of approximately 39.81% and 6.71% of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Kevin Miley Fogarty, Falls Church, VA 22043 (12.53%) and PaineWebber for the benefit of Cynthia M. Gumbinner, Trustee, Cynthia M. Gumbinner Trust U/A dtd 12/10/92, Annandale, VA (5.66%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Virginia Tax Free Fund to EV Classic Virginia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Virginia State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                          A FEDERAL AND VIRGINIA STATE
                                     COMBINED                                 TAX EXEMPT YIELD OF:
SINGLE RETURN        JOINT RETURN   FEDERAL AND        4%       4.5%         5%       5.5%         6%       6.5%         7%
-------------        ------------    VA STATE       -------------------------------------------------------------------------
        (TAXABLE INCOME)*           TAX BRACKET+                  IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------   ------------    -------------------------------------------------------------------------
   Up to $ 23,350     Up to-$ 39,000    19.89%      4.99%      5.62%      6.24%      6.87%      7.49%      8.11%      8.74%
$ 23,351-$ 56,550  $ 39,001-$ 94,250    32.14       5.89       6.63       7.37       8.10       8.84       9.58      10.32
$ 56,551-$117,950  $ 94,251-$143,600    34.97       6.15       6.92       7.69       8.46       9.23      10.00      10.76
$117,951-$256,500  $143,601-$256,500    39.68       6.63       7.46       8.29       9.12       9.95      10.78      11.60
    Over $256,500      Over $256,500    43.07       7.03       7.90       8.78       9.66      10.54      11.42      12.30

*Net amount subject to federal and Virginia personal income tax after deductions and exemptions.
+The combined federal and Virginia tax brackets are calculated using the highest Virginia tax rate within each bracket.
 Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax rates assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Virginia State income taxes) for taxpayers with adjusted gross income in excess of $117,400. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,400 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Classic Virginia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Virginia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Virginia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Virginia personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Virginia alternative minimum taxes. The illustrations assume that the federal and Virginia alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

  PORTFOLIO INVESTMENT ADVISER
 Boston Management and Research
      24 Federal Street
       Boston, MA 02110

      FUND ADMINISTRATOR
    Eaton Vance Management
      24 Federal Street
       Boston, MA 02110

    PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
      24 Federal Street
       Boston, MA 02110
        (800) 225-6265

          CUSTODIAN
Investors Bank & Trust Company
      24 Federal Street
       Boston, MA 02110

        TRANSFER AGENT
The Shareholder Services Group, Inc.
            BOS725
        P.O. Box 1559
       Boston, MA 02104
        (800) 262-1122

           AUDITORS
    Deloitte & Touche LLP
      125 Summer Street
       Boston, MA 02110




          EV CLASSIC
       MUNICIPALS FUNDS
      24 FEDERAL STREET
       BOSTON, MA 02110

C-TFC1/1SAI

            [LOGO]

      EV Classic Alabama
       Municipals Fund
              o
      EV Classic Arkansas
       Municipals Fund
              o
      EV Classic Georgia
       Municipals Fund
              o
      EV Classic Kentucky
       Municipals Fund
              o
     EV Classic Louisiana
       Municipals Fund
              o
      EV Classic Maryland
       Municipals Fund
              o
      EV Classic Missouri
       Municipals Fund
              o
   EV Classic North Carolina
       Municipals Fund
              o
       EV Classic Oregon
       Municipals Fund
              o
   EV Classic South Carolina
       Municipals Fund
              o
     EV Classic Tennessee
       Municipals Fund
              o
      EV Classic Virginia
       Municipals Fund
              o

         STATEMENT OF
    ADDITIONAL INFORMATION
       JANUARY 1, 1996

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                 January 1, 1996

                                 EV MARATHON MUNICIPALS FUNDS
        EV MARATHON ALABAMA MUNICIPALS FUND                EV MARATHON MISSOUURI MUNICIPALS FUND
       EV MARATHON ARKANSAS MUNICIPALS FUND              EV MARATHON NORTH CAROLINA MUNICIPALS FUND
        EV MARATHON GEORGIA MUNICIPALS FUND                  EV MARATHON OREGON MUNICIPALS FUND
       EV MARATHON KENTUCKY MUNICIPALS FUND              EV MARATHON SOUTH CAROLINA MUNICIPALS FUND
       EV MARATHON LOUISIANA MUNICIPALS FUND               EV MARATHON TENNESSEE MUNICIPALS FUND
       EV MARATHON MARYLAND MUNICIPALS FUND                 EV MARATHON VIRGINIA MUNICIPALS FUND

                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). As described in the Prospectus, each Fund invests its assets in a separate registered investment company (a "Portfolio") with the same investment objective and policies as the Fund. Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate Part I includes cross-references to the relevant sections of Part II.

                    TABLE OF CONTENTS
PART I                                                      Page
Additional Information about Investment Policies .....         1
Investment Restrictions ..............................         8
Trustees and Officers ................................         9
Investment Adviser and Administrator .................        11
Custodian ............................................        13
Service for Withdrawal ...............................        13
Determination of Net Asset Value .....................        14
Investment Performance ...............................        14
Taxes ................................................        16
Principal Underwriter ................................        18
Distribution Plan ....................................        18
Portfolio Security Transactions ......................        20
Other Information ....................................        21
Independent Certified Public Accountants .............        22
Financial Statements .................................        23
Appendix .............................................        24

PART II                                                     Page
EV Marathon Alabama Municipals Fund ..................       a-1
EV Marathon Arkansas Municipals Fund .................       b-1
EV Marathon Georgia Municipals Fund ..................       c-1
EV Marathon Kentucky Municipals Fund .................       d-1
EV Marathon Louisiana Municipals Fund ................       e-1
EV Marathon Maryland Municipals Fund .................       f-1
EV Marathon Missouri Municipals Fund .................       g-1
EV Marathon North Carolina Municipals Fund ...........       h-1
EV Marathon Oregon Municipals Fund ...................       i-1
EV Marathon South Carolina Municipals Fund ...........       j-1
EV Marathon Tennessee Municipals Fund ................       k-1
EV Marathon Virginia Municipals Fund .................       l-1


    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information.

    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I


    The following provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this Statement of Additional Information and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is also exempt from federal income taxes and is not a tax preference item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if the secondary market purchase price is less than (i) the stated principal amount payable at maturity, in the case of an obligation that does have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimus amount.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.


    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


    Industrial development and pollution control bonds are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.


    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of Boston Management and Research (the "Investment Adviser")) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II of this Statement of Additional Information.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in the industrial revenue bonds listed above might involve without limitation the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible Federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Pollution control and other industrial development bonds are issued by state or local agencies to finance various projects, including those of domestic steel producers, and may be backed solely by agreements with such companies. Domestic steel companies are expected to suffer the consequences of such adverse trends as high labor costs, high foreign imports encouraged by foreign productivity increases and a strong U.S. dollar, and other cost pressures such as those imposed by anti-pollution legislation. Domestic steel capacity is being reduced currently by large-scale plant closings and this period of rationalization may not end until further legislative protection is provided through tariff price supports or mandatory import quotas, such as those recently enacted for certain specialty steel products.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.


Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The February, 1995 unemployment rate was 12.5%, down from 16% for 1994.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the Federal government. Most Federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Internal Revenue Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the Federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.

    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of April, 1993, unemployment stood at 2.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

    An important component of the USVI revenue base is the Federal excise tax on rum exports. Tax revenues rebated by the Federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI experienced budget deficits in fiscal years 1989 and 1990: in 1989 due to wage settlements with the unionized government employees, and in 1990 as a result of Hurricane Hugo. The USVI recorded a small surplus in fiscal year 1991. At the end of fiscal 1992, the last year for which results are available, the USVI had an unreserved General Fund deficit of approximately $8.31 million, or approximately 2.1% of expenditures. In order to close a forecasted fiscal 1994 revenue gap of $45.6 million, the Department of Finance has proposed several tax increases and fund transfers. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The Federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. Guam is expected to benefit from the closure of the Subic Bay Naval Base and the Clark Air Force Base in the Philippines. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. Unemployment was 3.2% in 1991. For 1994, the financial position of Guam has weakened further as it incurred an unaudited General Fund operating deficit. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated Baa by Moody's.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.


ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.


INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this Statement of Additional Information with respect to any defaulted obligations held by the Portfolio.

SHORT-TERM TRADING
    The Portfolio may sell securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less).

WHEN ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.


    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or high grade liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or high grade liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when- issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the Investment Company Act of 1940 and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.

REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having demand features may not qualify as tax-exempt interest. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.


LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.


SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Securities and Exchange Commission (the "Commission"), such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, (ii) futures contracts on securities indices and (iii) futures contracts on other financial instruments and indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States or foreign exchange or board of trade.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining qualification of the Fund as a regulated investment company for Federal income tax purposes (see "Taxes").


    The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions. Cash or liquid high grade debt securities required to be segregated in connection with a "long" futures position taken by the Portfolio will also be held by the custodian in a segregated account and will be marked to market daily.

PORTFOLIO TURNOVER
    The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.


                           INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this Statement of Additional Information means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments. (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this Statement of Additional Information means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940 (the "1940 Act"). Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short; (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid, based upon the trading markets for the specific security; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities of both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase interests in oil, gas or other mineral exploration or development programs.

    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.

                            TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR" or the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO
DONALD R. DWIGHT (64), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (54), Vice President and Trustee*
Executive Vice President of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (60), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (60), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, The Regis Fund, Inc. (mutual fund). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (69), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (65), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO
THOMAS J. FETTER (52), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected a Vice
  President of the Trust on December 17, 1990 and President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (38), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and an employee of Eaton Vance since March 8, 1991. Fidelity Investments -- Portfolio Manager (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (50), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (64), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (60), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (32), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (38), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate at
  Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on Jun 19, 1995.

    For additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II of this Statement of Additional Information.

    Messrs. Thorndike (Chairman), Hayes and Reamer are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The Special Committee's functions include a continuous review of the Fund's contractual relationship with the Administrator on behalf of the Fund and the Portfolio's contractual relationship with the Investment Adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the Eaton Vance organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, the Portfolio, or the Eaton Vance organization.


    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.


    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                     INVESTMENT ADVISER AND ADMINISTRATOR
     The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $15 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 30 long-term state portfolios, 5 national portfolios and 12 limited maturity portfolios. A staff of 32 is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Prospectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    David C. Reilly is a Vice President of Eaton Vance and BMR. Mr. Reilly, a Chartered Financial Analyst, received a B.S. from Skidmore College. He is a member and former President of the Boston Municipal Analysts Forum. He also holds memberships in the Boston Securities Analysts Society and the Financial Analysts Federation.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under Federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


    A commitment may be made to a state securities authority that Eaton Vance will take certain actions, if necessary so that the Fund's expenses will not exceed expense limitation requirements of such state. The commitment may be amended or rescinded by Eaton Vance in response to changes in the requirements of the state or for other reasons.

    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others and engage in other business activities and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" or "Boston Management and Research" in their names. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator. See "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of October 31, 1995, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor, Reilly and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    EVC owns all of the stock of Marblehead Energy Corp, which engages in oil and gas operations, and 77.3% of the stock of Investors Bank & Trust Company, custodian of the Fund and the Portfolio, which provides custodial, trustee and other fiduciary services to investors, including individuals, employee benefit plans, corporations, investment companies, savings banks and other institutions. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in the development of precious metal properties. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 24 Federal Street, Boston, Massachusetts (a 77.3% owned subsidiary of EVC) acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. In view of the ownership of EVC in IBT, the Portfolio is treated as a self-custodian pursuant to Rule 17f-2 under the 1940 Act, and the Portfolio's investments held by IBT as custodian are thus subject to the additional examinations by the Portfolio's independent certified public accountants as called for by such Rule. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                            SERVICE FOR WITHDRAWAL
    By a standard agreement, the Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.

    To use this service, at least $5,000 in cash or shares at the public offering price (i.e., net asset value) will have to be deposited with the Transfer Agent. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE
    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchaed on a when- issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. The investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE
    The average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and the deduction of the contingent deferred sales charge at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    The Fund's yield is computed pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. This yield figure does not reflect the deduction of any contingent deferred sales charge which are imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus a stated rate. For the yield and taxable equivalent yield of the Fund, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    The Fund may also publish the distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month. See "Distributions and Taxes" in the Fund's current Prospectus. For the Fund's distribution rate and effective distribution rate, see "Performance Information" in the Fund's
Part II of this Statement of Additional Information.


    The Fund's total return may be compared to the Consumer Price Index and to the domestic securities indices of the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    From time to time, evaluations of the Fund's performance made by independent sources, e.g., Lipper Analytical Services, Inc., CDA/Wiesenberger and Morningstar, Inc., may be used in advertisements and in information furnished to present or prospective shareholders.


    From time to time the Fund may provide investors with information on municipal bond investing, which may include comparative performance information, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.

    From time to time, information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. For example, after 10 years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, if the annual rates of inflation during such period were 4%, 5%, 6% and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the above inflation rates for 10 consecutive years.)


    From time to time, information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date. For an example of the Portfolio's diversification by quality ratings, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.

    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.

    Advertisements and other material furnished to present and prospective shareholders may also compare the taxable equivalent yield of the Fund to after-tax yields of certificates of deposits, bank money market deposit accounts and money market mutual funds over various income tax brackets.


    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."


    For additional information, charts and illustrations relating to the Fund's investment performance, see "Performance Information" in the Fund's Part II of this Statement of Additional Information.


                                    TAXES
    See "Distributions and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any Federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1995 (see the Notes to the Financial Statements incorporated by reference in this Statement of Additional Information). Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid Federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no Federal income tax. Under current law, provided that the Fund qualifies as a RIC for Federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and Federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular Federal income tax. For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the Federal alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their Federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under Federal tax legislation enacted in 1986, the Federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of original issue discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.


    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC.


    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. Any loss realized on the sale or exchange of shares which have been held for tax purposes for 6 months or less (or such shorter period as may be prescribed by Treasury regulations) will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares. In addition, a loss realized on a redemption of Fund shares will be disallowed to the extent the shareholder acquired other Fund shares within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain required certifications, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of Federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under Federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's prospectus.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments made by its corresponding Portfolio, the expenses of the Fund and of its corresponding Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of its corresponding Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all contingent deferred sales charges and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. Contingent deferred sales charges and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of contingent deferred sales charges will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of contingent deferred sales charges will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and contingent deferred sales charges theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a contingent deferred sales charge will be imposed, the level and timing of redemptions of Fund shares upon which no contingent deferred sales charge will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to .95% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II of this Statement of Additional Information. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including contingent deferred sales charges pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from contingent deferred sales charges have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the growth of the Fund's assets, resulting in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio security transactions among the Portfolio and the portfolios of its other investment accounts purchasing municipal obligations whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                              OTHER INFORMATION
    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" in the Fund's name and may use the words "Eaton Vance" in other connections and for other purposes. The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable Federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-Laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes cast in person or by proxy at a meeting called for the purpose.


    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing.

    Registrant incorporates by reference the audited financial information for the Fund's and Portfolio's for the fiscal year ended August 31, 1995 as previously filed electronically with the Securities and Exchange Commission (Accession No. 0000950135-95-002233).

                                   APPENDIX

                    DESCRIPTION OF SECURITIES RATINGS{+}

                       MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

COMMERCIAL PAPER

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 365 days.

Issuers (or supporting institutions) rated PRIME-1 or P-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

    -- Leading market positions in well established industries.

    -- High rates of return on funds employed.

    -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2

Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3

Issuers (or supporting institutions) rated PRIME-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

P: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

Standard & Poor's commercial paper ratings are a current assessments of the likelihood of timely payment of debts considered short-term in the relevant market.

    A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C: This rating is assigned to short term debt obligations with doubtful capacity for payment.

    D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F- 1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F- 1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

----------
{+} The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON ALABAMA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Connecticut State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Alabama Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Alabama considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Alabama issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Alabama issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.

    For March 1994, according to the Bureau of Labor Statistics, the seasonally adjusted unemployment rate for the State was 6.5% of the labor force, as compared with an unemployment rate of 6.5% for the United States. As of 1991, the State's wealth levels were among the lowest in the nation with its per capita 80.9% of the national average.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $118,486,053. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $466,320 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $373,047 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $123,740 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $18,696 (equivalent to 0.20% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $335,469 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $788,932, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $328,036 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,287,434 (which amount was equivalent to 3.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $147,549, of which $138,284 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $977.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $5,850. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $16,491.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, May 1, 1992, to the fiscal year ended September 30, 1992, the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex{F1}:

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $583          $1,563{2}        $135,000{4}
Samuel L. Hayes, III ......       561           1,608{3}         150,000{5}
Norton H. Reamer ..........       550           1,631            135,000
John L. Thorndike .........       558           1,718            140,000
Jack L. Treynor ...........       602           1,647            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2}  Includes $393 of deferred compensation.
{3}  Includes $517 of deferred compensation.
{4}  Includes $35,000 of deferred compensation.
{5}  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>      5/1/92<F1>    $1,000     $1,242.75      $1,212,75      24.28%        6.72%          21.28%         5.95
1 Year Ended 8/31/95     8/31/94        $1,000     $1,073.81      $1,023.81       7.38%        7.38%           2.38%         2.38%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> Investment operations began on May 1, 1992.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.53%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.53% would be 6.91%, assuming a combined Federal and State tax rate of 34.45%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995 was 4.65% nd the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.75%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          58.5%
               Aa or AA                            6.7
                   A                              12.8
              Baa or BBB                          19.7
               Ba or BB                            --
                   B                               --
                Below B                            --
               Not rated                           2.3
                                                 -----
                 Total                           100.0%


    The following table compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined Federal and Alabama state income tax brackets applicable for 1995: 19.25% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 31.60% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 34.45% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,601; 39.20% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 42.62% for single and joint filers with taxable income over $256,500. The applicable Federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36%, and 39.6%, over the same ranges of income. The assumed Alabama state income tax rate is 5%. The combined brackets are not simply the sum of each of the taxes, as they assume that state taxes are deducted on the Federal income tax return, reducing the effective combined tax brackets. An investor in the Fund with taxable income within these brackets may be subject to a lower combined tax rate than the combined rates shown, while an investor who does not itemize on his or her Federal income tax return may be subject to a higher combined tax rate. These brackets also do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who are subject to such phaseout or limitation may be subject to higher combined tax rates than indicated above. Investors should consult with their tax advisers for additional information.

                                                                                      TAX BRACKET
                                                          19.25%         31.60%         34.45%         39.20%         42.62%
                                                      ---------------------------------------------------------------------------
  Tax free yield .....................................     5.00%          5.00%          5.00%           5.00%          5.00%
  Taxable equivalent .................................     6.19           7.31           7.63            8.22           8.71

  Certificates of deposit:
      Yield ..........................................     3.25           3.25           3.25            3.25           3.25
      After-tax yield ................................     2.62           2.22           2.13            1.98           1.86

Marathon Alabama
The Tax Free Yield Advantage

(39.20% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.98% After-tax yield

5.00% Tax free investment
8.22% Taxable equivalent yield
5.00% Tax free yield


Example:
Two $100,000 investments...
                3.25% CD     5.00% Tax free
Pretax income:  $3,250.00    $5,000.00
Tax:            (1,274.00)    NONE
After-tax
income:         $1,976.00    $5,000.00

    The 1995 combined tax bracket takes into account Federal and Alabama state income taxes. Assuming the deductibility of state taxes on the Federal return, the bracket is 39.20% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 34.63% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Alabama Tax Free Fund to EV Marathon Alabama Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon Alabama Tax Free Fund to EV Marathon Alabama Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and Alabama State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                               A FEDERAL AND ALABAMA STATE
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    AL STATE      -------------------------------------------------------------
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
   Up to $ 23,350       Up to $ 39,000        19.25%         4.95%   5.57%    6.19%    6.81%    7.43%    8.05%    8.67%
$ 23,351-$ 56,550    $ 39,001-$ 94,250        31.60%         5.85    6.58     7.31     8.04     8.77     9.50    10.23
$ 56,551-$117,950    $ 94,251-$143,600        34.45%         6.10    6.86     7.63     8.39     9.15     9.92    10.68
$117,951-$256,500    $143,601-$256,500        39.20%         6.58    7.40 l   8.22     9.05     9.87    10.69    11.51
    Over $256,500        Over $256,500        42.62%         6.97    7.84     8.71     9.59    10.46    11.33    12.20

<F1> Net amount subject to Federal and Alabama personal income tax after deductions and exemptions.
<F2> The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Alabama taxes are itemized Deductions for Federal income tax purposes. Investors who do not itemize deductions on their Federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The Federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized Deductions (including Alabama State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $167,700. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Alabama Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular Federal income tax and Alabama personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Alabama personal income taxes. It should also be noted that the interest earned on certain "private activity" bonds issued after August 7, 1986, while exempt from the regular Federal income tax, is treated as a tax preference item which could subject the recipient to the Federal alternative minimum tax. The illustrations assume that the Federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON ARKANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arkansas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Arkansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arkansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arkansas issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.


    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.

    The State operates under a biennial budgeting system with July 1, 1995 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 1994 was 9%.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $81,535,002. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $296,231 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $172,691 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $88,417. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.



    Prior to February 1, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1993 to February 1, 1994, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $71,529 (equivalent to 0.21% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee. For the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $57,831 (equivalent to 0.22% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of the expenses related to the operation of the Fund in the amount of $81,380.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $239,454 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $602,799, which amount reduced Uncovered Distribution Charges. During such period contingent deferred sales charges aggregating approximately $312,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,364,000 (which amount was equivalent to 4.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $98,771, of which $97,696 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $800 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $6,162. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $23,999.

BROKERAGE
    For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1993 to February 1, 1994 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfoio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex{1}:
                            AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                           COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                        FROM FUND     FROM PORTFOLIO      FUND COMPLEX
----                      --------------  --------------  --------------------
Donald R. Dwight .......      $333           $1,164{2}        $135,000{4}
Samuel L. Hayes, III ...       322            1,222{3}         150,000{5}
Norton H. Reamer .......       314            1,254            135,000
John L. Thorndike ......       318            1,336            140,000
Jack L. Treynor ........       343            1,235            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2} Includes $436 of deferred compensation.
{3} Includes $559 of deferred compensation.
{4} Includes $35,000 of deferred compensation.
{5} Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>     10/2/92<F1>  $1,000       $1,189.89       $1,149.89     18.99%         6.13%          14.99%        4.90%
1 Year Ended 8/31/95     8/31/94      $1,000       $1,061.54       $1,011.54      6.15%         6.15%           1.15%        1.15%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on October 2, 1992.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.51%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.51% would be 7.03%, assuming a combined federal and State tax rate of 35.83%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.68%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.79%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:


          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
            ---------------                   -----------
              Aaa or AAA                          37.4%
               Aa or AA                           11.4
                  XA                              30.2
              Baa or BBB                          15.4
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           5.6
                                                 -----
                 Total                           100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Arkansas income tax brackets applicable for 1995: 20.95% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.04% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.83% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.83% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Arkansas State income tax rate is 7%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                               TAX BRACKET
                                                   20.95%         33.04%         35.83%         40.48%         43.83%
                                                -------------------------------------------------------------------------
  Tax free yield ..............................     5.00%          5.00%          5.00%          5.00%          5.00%
  Taxable equivalent ..........................     6.33           7.47           7.79           8.40           8.90
  Certificates of deposit:
    Yield .....................................     3.25           3.25           3.25           3.25           3.25
    After-tax yield ...........................     2.57           2.18           2.09           1.93           1.83

Marathon Arkansas
The Tax Free Yield Advantage
(40.48% combined tax bracket)
3.25% Certificate of Deposit
3.25% Pretax yield
1.93% After-tax yield

5.00% Tax free investment
8.40% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                  3.25% CD       5.00% Tax free
Pretax income    $3,250.00       $5,000.00
Tax:             (1,315.60)      NONE
After-tax
income:          $1,934.40       $5,000.00

    The 1995 combined tax bracket takes into account federal and Arkansas State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 12.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Arkansas Tax Free Fund to EV Marathon Arkansas Tax Free Fund on February 1, 1994 and to EV Marathon Arkansas Municipals Fund on January 1, 1996.


                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Arkansas State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                               A FEDERAL AND ARKANSAS STATE
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    AR STATE      -------------------------------------------------------------
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
     Up to $ 23,350       Up to $ 39,000      20.95%         5.06%   5.69%    6.33%    6.96%     7.59%   8.22%    8.86%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250      33.04          5.97    6.72     7.47     8.21      8.96    9.71    10.45
$ 56,551 - $117,950  $ 94,251 - $143,600      35.83          6.23    7.01     7.79     8.57      9.35   10.13    10.91
$117,951 - $256,500  $143,601 - $256,500      40.48          6.72    7.56     8.40     9.24     10.08   10.92    11.76
    Over - $256,500      Over - $256,500      43.83          7.12    8.01     8.90     9.79     10.68   11.57    12.46

<F1> Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.
<F2> The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arkansas State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Arkansas Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arkansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arkansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON GEORGIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Georgia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Georgia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Georgia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Georgia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.

    As of July 31, 1995, the State's outstanding general obligation debt was $4,279,170,000. The State had outstanding at July 31, 1995, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at June 30, 1995, $1,030,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1995 Legislative Session, the General Assembly authorized the issuance of $530,500,000 in aggregate principal amount of general obligation bonds for fiscal year 1996, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to tender incontestable the validity of the pertinent bond issue and the security therefor.

    Tax collections of the State for fiscal year 1994 were 7.8% over tax collections for fiscal year 1993. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1994 comprised an estimated 49.0% and 40.2%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 9.2% and 6.7%, respectively, during fiscal year 1994, and 8.3% and 9.1%, respectively, during fiscal year 1995.

    On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins which had determined that the plaintiff federal retiree was not entitled to a refund of taxes paid on federal retirement pension benefits for tax years before 1989. The plaintiff had sought refunds under the United States Supreme Court's decision in Davis
v. Michigan Department of Treasury. On February 1, 1995, the Governor signed H.B. 90 into law, which provides for the payment of refunds to federal retirees who timely filed claims for any of the tax years 1985 through 1988, inclusive. The total amount payable is estimated at approximately $110 million, to be paid in four roughly equal annual installments beginning on or before October 15, 1995. Based on this legislation, Reich has been dismissed.

    Three suits have been filed against the State of Georgia seeking refunds of liquor taxes in light of Bacchus Imports, Ltd. v. Dias, 468 U.S. 263 (1984) under Georgia's pre-Bacchus statute. In James B. Beam Distilling Co. v. State, 501 U.S. 529 (1991), the Supreme Court indicated that Bacchus was retroactive, but only within the bounds of State statutes of limitations and procedural bars, and left State courts to determine any remedy in light of reliance interests, equitable considerations, and other defenses. Georgia's statute of limitations has run on all pre-Bacchus claims for refund except five pending claims seeking $31.7 million in tax plus interest. On remand, the Fulton County Superior Court ruled that procedural bars and other defenses bar any recovery by taxpayers on Beam's claims for refund. The Georgia Supreme Court affirmed, and Beam's petition to the United States Supreme Court for a writ of certiorari was denied. Thus, the Beam case is now concluded. The State has filed a motion for summary judgment, based upon Beam, in the remaining two suits for refund, i.e., Joseph E. Seagram & Sons, Inc. v. State and Heublein, Inc. v. State, in DeKalb County Superior Court.

    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus statute. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparent statute of limitations. The two refund cases are still pending in the trial court. The declaration/injunctive relief case was dismissed by the District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program.
The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been submitted to the Court for approval. The proposed settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement.

    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.

    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.

    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. The State believes that it has good and adequate defenses to the claims made, but, should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $122,948,667. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $521,159 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $496,637 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to September 30, 1993, the Portfolio paid BMR advisory fees of $228,627 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $50,274 (equivalent to 0.29% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $263,171 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $931,910, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $827,185 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,634,000 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $178,805, of which $169,986 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,887.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $1,500.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, December 23, 1991, to the fiscal year ended September 30, 1992, the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex{F1}:

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $666          $1,563{2}        $135,000{4}
Samuel L. Hayes, III ......       643           1,608{3}         150,000{5}
Norton H. Reamer ..........       628           1,631            135,000
John L. Thorndike .........       637           1,718            140,000
Jack L. Treynor ...........       686           1,647            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2}  Includes $393 of deferred compensation.
{3}  Includes $517 of deferred compensation.
{4}  Includes $35,000 of deferred compensation.
{5}  Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 23, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>    12/23/91<F1>  $1,000       $1,199.33       $1,169.96     19.93%         5.05%          17.00%        4.35%
1 Year Ended 8/31/95     8/31/94      $1,000       $1,049.02       $  999.07      4.90%         4.90%          -0.09%       -0.09%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on December 23, 1991.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.74%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.74% would be 7.31%, assuming a combined Federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.65%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.75%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          30.4%
               Aa or AA                           34.1
                   A                              24.9
              Baa or BBB                           6.6
               Ba or BB                            0.4
                   B                              --
                Below B                           --
               Not rated                           3.6
                                                 -----
                 Total                           100.0%


    The following information compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used in the table are the combined Federal and Georgia income tax brackets applicable for 1995:
20.10% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable Federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. Tax brackets are calculated using the highest state rate within each bracket. These brackets assume that Georgia taxes are deducted on the Federal income tax return, and do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income, which increase the effective top Federal tax rate for certain taxpayers. Investors should consult with their tax advisers for additional information. This illustration is not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.10%             32.32%             35.14%             39.84%             43.22%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.26               7.39               7.71               8.31               8.81

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.60               2.20               2.11               1.96               1.85

Marathon Georgia
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
1.96% After-tax yield

5.00% Tax free investment
8.31% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments:
                      3.25% CD         5.00% Tax free
Pretax income:        $3,250.00        $5,000.00
Tax:                  (1,294.80)        NONE
After-tax
income:               $1,955.20        $5,000.00



    The 1995 combined tax bracket takes into account Federal and Georgia State income taxes. Assuming the deductibility of Georgia taxes on the Federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 21.43% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Georgia Tax Free Fund to EV Marathon Georgia Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon Georgia Tax Free Fund to EV Marathon Georgia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and Georgia State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                               A FEDERAL AND GEORGIA STATE
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    GA STATE      -------------------------------------------------------------
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
   Up to   $ 23,350   Up to   $ 39,000        20.10%         5.01%   5.63%    6.26%    6.88%    7.51%     8.14%     8.76%
$ 23,351 - $ 56,550$ 39,001 - $ 94,250        32.32          5.91    6.65     7.39     8.13     8.87      9.60     10.34
$ 56,551 - $117,950$ 94,251 - $143,600        35.14          6.17    6.94     7.71     8.48     9.25     10.02     10.79
$117,951 - $256,500$143,601 - $256,500        39.84          6.65    7.48     8.31     9.14     9.97     10.80     11.64
    Over   $256,500    Over   $256,500        43.22          7.05    7.93     8.81     9.69    10.57     11.45     12.33

<F1> Net amount subject to Federal and Georgia personal income tax after deductions and exemptions.
<F2> The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Georgia taxes are Itemized Deductions for Federal income tax purposes. Investors who do not itemize deductions on their
     Federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above.
     Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The Federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including Georgia State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Georgia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular Federal income tax and Georgia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Georgia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular Federal income tax, is treated as a tax preference item which could subject the recipient to the Federal alternative minimum tax. The illustrations assume that the Federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON KENTUCKY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kentucky State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Kentucky Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Kentucky considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kentucky issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kentucky issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and requires the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorizes the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly has not yet enacted any such enabling legislation and, therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.

    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-back debt from A to A. Moody's and Fitch rate the State's appropriation-backed debt as A and A, respectively.

    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. However, during the latter part of the 1980's and throughout the 1990's, Kentucky's economy has outperformed the national average. During 1994 the unemployment rate in Kentucky averaged 5.4% as compared to the national average of 6.1%; nonagricultural employment in Kentucky grew 3.3% as compared to a national growth rate of 2.6%; and personal income in Kentucky grew 6.0% compared to a natonal growth rate of 5.3%.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund on in fiscal year 1995, bringing the balance to the targeted level of $100 million.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $145,268,626. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $595,483 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $510,287 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $224,010 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance earned advisory fees of $55,896 (equivalent to 0.30% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $408,380 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,048,842, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $466,267 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,401,123 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $201,042, of which $189,160 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,207.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $10,430. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $35,132.

BROKERAGE
    For fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, December 23, 1991, to the fiscal year ended September 30, 1992, the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex{F1}:

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $660          $1,563{2}        $135,000{4}
Samuel L. Hayes, III ......       643           1,608{3}         150,000{5}
Norton H. Reamer ..........       628           1,631            135,000
John L. Thorndike .........       637           1,718            140,000
Jack L. Treynor ...........       686           1,647            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2}  Includes $393 of deferred compensation.
{3}  Includes $517 of deferred compensation.
{4}  Includes $35,000 of deferred compensation.
{5}  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 23, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE   ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------   ----------
Life of the Fund<F3>    12/23/91<F1>  $1,000       $1,222.96       $1,192.99     22.30%         5.61%         19.30%        4.90%
1 Year Ended 8/31/95     8/31/94      $1,000       $1,066.13       $1,016.13      6.61%         6.61%          1.61%        1.61%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on December 23, 1991.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, and any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.58%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.58% would be 7.06%, assuming a combined Federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.70%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.81%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          37.3%
               Aa or AA                           13.6
                   A                              31.2
              Baa or BBB                          13.4
               Ba or BB                            3.3
                   B                              --
                Below B                           --
               Not rated                           1.2
                                                 -----
                 Total                           100.0%


    The following table compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined tax brackets applicable to a Kentucky resident subject to Federal and Kentucky state income taxes and Kentucky intangibles taxes on mutual fund shares yielding 5.0%. These combined tax brackets, which are based on 1995 tax rates, are 23.96% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 35.59% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 38.28% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 42.75% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 45.97%
for single and joint filers with taxable income over $256,500. The applicable Federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The Kentucky state income tax rate is 6%, and the intangibles tax as a percentage of income is 4.55%. The combined brackets are not simply the sum of each of the three taxes, as they assume that state taxes are deducted on the Federal income tax return, reducing the effective combined tax brackets. The combined tax brackets used in calculating the after-tax certificate of deposit yields are 20.12%, 32.33%, 35.15%, 39.85% and 43.23% over the same ranges of income. These brackets reflect the .001% intangibles tax rate applicable to certificates of deposit. Investors should consult with their tax advisers for additional information.

                                                                                        TAX BRACKET
                                                            24.35%         35.92%         38.59%         43.04%         46.09%
                                                          -----------------------------------------------------------------------
  Tax free yield .......................................     5.00%          5.00%          5.00%          5.00%          5.00%
  Taxable equivalent ...................................     6.61           7.80           8.14           8.78           9.28

                                                                                        TAX BRACKET
                                                            20.10%         32.32%         35.14%         39.84%         43.22%
                                                          -----------------------------------------------------------------------
  Certificates of deposit:
      Yield ............................................     3.25           3.25           3.25           3.25            3.25
      After-tax yield ..................................     2.60           2.20           2.11           1.95            1.85

Marathon Kentucky
The Tax Free Yield Advantage
(43.04% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.95% After-tax yield

5.00% Tax free investment
8.78% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                           3.25% CD              5.00% Tax free
Pretax income:             $3,250.00             $5,000.00
Tax:                       (1,295.12)            NONE
After-tax
income:                    $1,954.88             $5,000.00

The 1995 combined tax bracket takes into account Federal and Kentucky state income taxes as well as the Kentucky intangibles tax. Assuming the deductibility of state taxes on the Federal return, the bracket is 43.04% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. Chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Individuals pay a lesser Kentucky intangibles tax on bank CDs. Accordingly, the combined tax bracket applicable to the after-tax CD yield is 39.84%. Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 15.90% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Kentucky Tax Free Fund to EV Marathon Kentucky Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon Kentucky Tax Free Fund to EV Marathon Kentucky Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The tables below show the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and Kentucky State income tax laws, and intangibles tax laws and tax rates applicable for 1995 It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                               A FEDERAL AND KENTUCKY STATE
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    KY STATE      -------------------------------------------------------------
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
     Up to $ 23,350        Up to $ 39,000     20.10%         5.01%   5.63%    6.26%    6.88%    7.51%    8.14%     8.76%
$ 23,351 - $ 56,550   $ 39,001 - $ 94,250     32.32          5.91    6.65     7.39     8.13     8.87     9.60     10.34
$ 56,551 - $117,950   $ 94,251 - $143,600     35.14          6.17    6.94     7.71     8.48     9.25    10.02     10.79
$117,951 - $256,500   $143,601 - $256,500     39.84          6.65    7.48     8.31     9.14     9.97    10.80     11.64
    Over   $256,500       Over   $256,500     43.22          7.05    7.93     8.81     9.69    10.57    11.45     12.33


    SINGLE RETURN        JOINT RETURN                         4%    4.5%       5%      5.5%      6%      6.5%      7%
-----------------------------------------                 ----------------------------------------------------------------------
            (TAXABLE INCOME*)                             TAXABLE EQUIVALENT YIELD REFLECTING EXEMPTION FROM INTANGIBLES TAX<F3>:
-----------------------------------------                 ----------------------------------------------------------------------
     Up to $ 23,350        Up to $ 39,000                    5.36%    5.99%   6.61%     7.23%   7.86%     8.48%    9.11%
$ 23,351 - $ 56,550   $ 39,001 - $ 94,250                    6.33     7.07    7.80      8.54    9.28     10.01    10.75
$ 56,551 - $117,950   $ 94,251 - $143,600                    6.61     7.37    8.14      8.91    9.68     10.45    11.22
$117,951 - $256,500   $143,601 - $256,500                    7.12     7.95    8.78      9.61   10.44     11.27    12.10
    Over   $256,500       Over   $256,500                    7.55     8.42    9.30     10.18   11.06     11.94    12.82

<F1> Net amount subject to Federal and Kentucky personal income tax after deductions and exemptions.
<F2> The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Kentucky taxes are Itemized Deductions for Federal income tax purposes. Investors who do not itemize deductions on their Federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The Federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including Kentucky state income taxes) for taxpayers with Adjusted
      Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of
      $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated
      above.

<F3> The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows:
     A $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded
     5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as Itemized Deductions and that such taxpayer were in the 36% Federal income tax bracket, the taxpayer would then be in a 42.75% [36% + (1 - .36) X 10.55%] combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.

Of course, no assurance can be given that EV Marathon Kentucky Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular Federal income tax and Kentucky personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kentucky personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular Federal income tax, is treated as a tax preference item which could subject the recipient to the Federal alternative minimum tax. The illustrations assume that the Federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    The Part II provides information about EV MARATHON LOUISIANA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Louisiana Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Louisiana considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Louisiana issuers. Such information supplements the information in the Prospectus, it is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Louisiana issuers. Neither the Trust nor the Portfolio has independently verified this information.

    In 1991, the Louisiana Legislature enacted the Louisiana Riverboat Economic Development and Gaming Control Act ("Act 753") to assist the growth of tourism by the development of a riverboat industry in the State authorized to operate regulated gaming activities. Act 753 designates certain rivers and waterways in the State upon which riverboat gaming may be conducted and provides for the creation of a gaming commission known as the Riverboat Gaming Commission (the "Riverboat Commission"), and for the creation of the Riverboat Gaming Enforcement Division (the "Enforcement Division"). The Enforcement Division is responsible for investigation of license and permit applications. The Riverboat Commission has the responsibility of licensing, regulating and inspecting riverboat gaming facilities and enforcing Act 753 and regulations promulgated thereunder. Act 753 allows the issuance of up to fifteen licenses to conduct gaming activities on riverboats of new construction (built after January 1, 1992); provided that no more than six licenses may be granted for the operation of riverboat gaming in any one parish. As of November 1994 there were 9 riverboats in operation in Louisiana, including two riverboats in Orleans Parish, two riverboats in other parts of the New Orleans metropolitan area, one in Baton Rouge, one in Lake Charles, and three in Shreveport/Bossier City. An additional six riverboats are planned, including three expected to be located in Orleans Parish and two expected to be located in other parts of the New Orleans metropolitan area. Act 753 imposes annual license fees for gaming employee, manufacture, supplies and other permits. In addition, there is a license fee equal to 3.5% of net gaming proceeds and a franchise fee equal to 15% of net gaming proceeds. Of the 3.5% fee, up to 0.5% can be used to meet the expenses of the Riverboat Gaming Commission; the remainder of the 3.5% shall be used by the Enforcement Division to meet its regular, administrative, investigative and enforcement expenses. The 15% franchise fees are to be deposited to the credit of the State General Fund. The official forecast for riverboat gaming revenues is $30 million for fiscal year 1993-94 and $50 million for fiscal year 1994-95.

    For fiscal 1996, the State failed to receive a Section 1115 waiver from the U.S. Department of Health and Human Services resulting in a significant reduction of federal funding for its health care programs. As a result, the State faces a large operating gap for its fiscal 1996 budget. At this time, it is uncertain as to how the State plans to close the fiscal gap and how it will affect the creditworthiness of State obligations and related debt.

    In 1991, the Louisiana Legislature enacted the Video Draw Poker Devices Control Law (the "Act 1062") for the purpose of regulating and licensing the use and operation of video draw poker devices through the video gaming division (the "Video Division") of the gaming enforcement section of the office of the State police. Act 1062 imposes annual license fees and a franchise payment equal to 22.5% of the net device revenue derived from the operation of each device. The forecast of Video Draw Poker gaming revenue is $100 million for fiscal year 1994-1995.

    In 1992, Act 384 of the Louisiana Legislature created the Louisiana Economic Development and Gaming Corporation (the "LEDGC") for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment (the "Permanent Casino"). Act 384 directs that the Permanent Casino be located on the site of the Rivergate Convention Center in New Orleans. The LEDGC has entered into a contract ("Contract") with Harrah's Jazz Company ("Company"), a general partnership owned equally by Harrah's New Orleans Investment Company, New Orleans/Louisiana Development Corporation and Grand Palais Casino Inc. Pursuant to the Contract, the Company will be allowed to operate a Temporary Casino until the opening of the Permanent Casino. Pursuant to the Contract, the Company will be required to pay an amount equal to 25% of its gross gaming revenue to the LEDGC during operation of the Temporary Casino. Upon the opening of the Permanent Casino, the Company will be required to make a payment to the LEDGC in an amount equal to the greater of $100 million and an amount that is between 19% and 25% of the gross gaming revenues of the Company. Each quarter, the LEDGC must transfer to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Monies in the Casino Gaming Proceeds Fund may be allocated or expended only pursuant to legislative appropriation. The Temporary Casino is currently expected to open by the end of the first quarter of 1995, and the Permanent Casino is currently expected to open by the end of the first quarter of 1996.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $34,308,679. For the fiscal year ended August 31, 1995, the Portfolio would have paid BMR advisory fees of $73,471 (equivalent to 0.23% of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $36,188. For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $34,790 (equivalent to 0.21% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $31,760. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1995. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to the close of business, January 31, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1993 to February 1, 1994, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $11,096 (equivalent to 0.15% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and $40,252 of expenses related to the operation of the Fund were allocated to Eaton Vance. For the period from the start of business, October 2, 1992, to September 30, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $10,805 (equivalent to 0.15% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and $38,076 of expenses related to the operation of the Fund were allocated to Eaton Vance.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $180,626 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $224,688, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $78,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,388,000 (which amount was equivalent to 4.4% of the Fund's net assets on such day). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $32,418, of which $32,287 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $290.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $1,016. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $975.

BROKERAGE
    For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1993, to February 1, 1994 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business October 2, 1992, to September 30, 1993, the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995 earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(F1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $33          $333(2)        $135,000(4)
Samuel L. Hayes, III ......       32           323(3)         150,000(5)
Norton H. Reamer ..........       31           314            135,000
John L. Thorndike .........       32           318            140,000
Jack L. Treynor ...........       34           343            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $83 of deferred compensation.
(3)  Includes $103 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Nicole Anderes (34) is a Vice President of the Portfolio. Ms. Anderes has served as a Vice President of the Portfolio since June 19, 1995. Ms. Anderes has been a Vice President of BMR and Eaton Vance since 1994, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Ms. Anderes was Vice President and portfolio manager, Lazard Freres Asset Management (1992-1994) and Vice President and Manager -- Municipal Research, Roosevelt & Cross (1978-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT              INVESTMENT   AMOUNT OF  SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                  DATE      INVESTMENT   ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------            ----------  ----------  -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>     10/2/91<F1>   $1,000      $1,175.86       $1,135.94     17.59%         5.70%         13.59%         4.46%
1 Year Ended 8/31/95<F3> 8/31/94       $1,000      $1,050.78       $1,000.93      5.08%         5.08%          0.09%         0.09%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on October 2, 1992.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 5.11%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.11% would be 7.88%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.98%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 5.10%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower distribution rate and effective distribution rate.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          73.4%
               Aa or AA                            3.1
                   A                              14.7
              Baa or BBB                           6.1
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           2.7
                                                 -----
                 Total                           100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding a hypothetical 3.25%. The tax brackets used are the combined federal and Louisiana tax brackets applicable for 1995:
18.40% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. The brackets are also based on the highest Louisiana tax rate or average of the highest single and joint tax rates within each bracket. As a result, some taxpayers may have lower tax brackets within these ranges of income. These tax brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                               TAX BRACKET
                                                   18.40%         32.32%         35.14%         39.84%         43.22%
                                                -------------------------------------------------------------------------
  Tax free yield ..............................     5.00%          5.00%          5.00%          5.00%          5.00%
  Taxable equivalent ..........................     6.13           7.39           7.71           8.31           8.81
  Certificates of deposit:
    Yield .....................................     3.25           3.25           3.25           3.25           3.25
    After-tax yield ...........................     2.65           2.20           2.11           1.96           1.85

Marathon Louisiana
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

5.00% Tax free investment
8.31% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                                    3.25% CD              5.00% Tax free
Pretax income:                      $3,250.00             $5,000.00
Tax:                                (1,294.80)            NONE
After-tax
income:                             $1,955.20             $5,000.00

    The 1995 combined tax bracket takes into account federal and Louisiana State income taxes. Based on an investment yielding 5.00%, and assuming the deductibility of Louisiana taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 38.1% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Louisiana Tax Free Fund to EV Marathon Louisiana Tax Free Fund on February 1, 1994 and to EV Marathon Louisiana Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Louisiana State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                               A FEDERAL AND LOUISIANA STATE
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    LA STATE      -------------------------------------------------------------
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
     Up to $ 23,350        Up to $ 39,000     18.40%         4.90%   5.51%     6.13%   6.74%    7.35%     7.97%    8.58%
$ 23,351 - $ 56,550   $ 39,001 - $ 94,250     32.32          5.91    6.65      7.39    8.13     8.87      9.60    10.34
$ 56,551 - $117,950   $ 94,251 - $143,600     35.14          6.17    6.94      7.71    8.48     9.25     10.02    10.79
$117,951 - $256,500   $143,601 - $256,500     39.84          6.65    7.48      8.31    9.14     9.97     10.80    11.64
    Over - $256,500       Over - $256,500     43.22          7.05    7.93      8.81    9.69    10.57     11.45    12.33

<F1> Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.
<F2> Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Louisiana State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Louisiana Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Louisiana personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Louisiana personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MARYLAND MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Maryland Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Maryland considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Maryland issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Maryland issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.

    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund suplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. When the fiscal year 1996 budget was enacted, it was anticipated that the year-end General Fund surplus on a budgetary basis would be approximately $7.8 million and that there would be $370.9 million in the State's Revenue Stabilization Account. The State currently projects the year-end General Fund surplus on a budgetary basis to be approximately $34.3 million and the balance in the Revenue Stabilization Account to be approximately $51.8 million. Fiscal year 1995 revenues for the General Fund were $7.09 billion; fiscal 1996 revenues for the General Fund are anticipated to be $7.43 billion.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $115,004,176. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $459,907 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $390,773 (equivalent to 0.39% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $153,778 (equivalent to 0.34% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $11,256. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $28,837 (equivalent to 0.23% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $387,594 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $845,760, which amount reduced Uncovered Distribution Charges. During such period contingent deferred sales charges aggregating approximately $511,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,520,000 (which amount was equivalent to 4.0% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $143,033, of which $142,762 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,125 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $10,410. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $16,357.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio) the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $666          $1,563(2)        $135,000(4)
Samuel L. Hayes, III ......       643           1,608(3)         150,000(5)
Norton H. Reamer ..........       628           1,631            135,000
John L. Thorndike .........       637           1,718            140,000
Jack L. Treynor ...........       686           1,647            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $393 of deferred compensation.
(3)  Includes $517 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from February 3, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>    2/3/92<F1>    $1,000       $1,234.00<F2>   $1,204.00<F2> 23.40%         6.05%          20.40%        5.32%
1 Year Ended 8/31/95   8/31/94        $1,000       $1,067.09       $1,017.09      6.71%         6.71%           1.71%        1.71%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on February 3, 1992.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.62%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.62% would be 7.28%, assuming a combined federal and State tax rate of 36.52%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.75%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.86%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          35.7%
               Aa or AA                           18.4
                   A                              31.0
              Baa or BBB                          11.6
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           3.3
                                                 -----
                 Total                           100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Maryland State and local income tax brackets applicable for 1995: 21.80% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.76% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 36.52% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 41.12% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 44.43% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. These brackets assume that Maryland taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Taxpayers who do not itemize or who are subject to such phaseout or limitation will have a higher combined bracket than indicated above. The combined tax brackets also assume the maximum local income tax rate equal to 60% of the State tax rate applies and the highest Maryland State income tax rate applicable at the upper portion of the brackets. Accordingly, some taxpayers may have lower combined tax brackets than indicated above. Investors should consult with their tax advisers for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        21.80%             33.76%             36.52%             41.12%             44.43%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.39               7.55               7.88               8.49               9.00

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.54               2.15               2.06               1.91               1.81

Marathon Maryland
The Tax Free Yield Advantage
(41.12% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.91% After-tax yield

5.00% Tax free investment
8.49% Taxabale equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                                 3.25% CD            5.00% Tax free
Pretax income:                   $3,250.00           $5,000.00
Tax:                             (1,336.40)          NONE
After-tax
income:                          $1,913.60           $5,000.00

    The 1995 combined tax bracket takes into account federal and Maryland State and local income taxes. Assuming the deductibility of State and local taxes on the federal return, the bracket is 41.12% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

                                    TAXES
    The Fund will not be subject to Maryland corporate income tax, provided that, if there exists sufficient nexus between the State of Maryland and the Fund to enable Maryland to tax the Fund, then the Fund will not be subject to the corporate income tax for a taxable year if the Fund distributes to shareholders all of its net investment income for such year.

    The Fund will not be subject to Maryland financial institution franchise taxes.

    Obligations held by the Fund will not be subject to Maryland personal property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 16.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Maryland Tax Free Fund to EV Marathon Maryland Tax Free Fund on February 1, 1994 and to EV Marathon Maryland Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Maryland State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                          A FEDERAL AND MARYLAND STATE AND LOCAL
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    MD STATE      -------------------------------------------------------------
                                            AND LOCAL
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
     Up to $ 23,350        Up to $ 39,000     21.80%         5.12%   5.75%    6.39%    7.03%     7.67%    8.31%    8.95%
$ 23,351 - $ 56,550   $ 39,001 - $ 94,250     33.76          6.04    6.79     7.55     8.30      9.06     9.81    10.57
$ 56,551 - $117,950   $ 94,251 - $143,600     36.52          6.30    7.09     7.88     8.66      9.45    10.24    11.03
$117,951 - $256,500   $143,601 - $256,500     41.12          6.79    7.64     8.49     9.34     10.19    11.04    11.89
      Over $256,500         Over $256,500     44.43          7.20    8.10     9.00     9.90     10.80    11.70    12.60

<F1> Net amount subject to federal and Maryland State and local personal income taxes after deductions and exemptions.
<F2> Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax rates assume that Maryland taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Maryland State and local income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Maryland Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Maryland State personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Maryland State personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON MISSOURI MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Missouri Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Missouri considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Missouri issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Missouri issuers. Neither the Trust nor the Portfolio has independently verified this information.

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1994. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 7% of total state General Revenue Fund spending.


    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $93,162,103. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $353,176 (equivalent to 0.38% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $296,556 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $112,605 (equivalent to 0.30% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $21,976 (equivalent to 0.21% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of its fee in the amount of $15,183.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $220,357 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $677,042, which amount reduced Uncovered Distribution Charges. During such period contingent deferred sales charges aggregating approximately $279,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,461,000 (which amount was equivalent to 3.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $129,925, of which $129,622 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $812.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $9,929. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $35,917.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio) the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex{1}:

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $333          $1,164{2}        $135,000{4}
Samuel L. Hayes, III ......       322           1,222{3}         150,000{5}
Norton H. Reamer ..........       314           1,254            135,000
John L. Thorndike .........       318           1,336            140,000
Jack L. Treynor ...........       343           1,235            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2}  Includes $294 of deferred compensation.
{3}  Includes $393 of deferred compensation.
{4}  Includes $35,000 of deferred compensation.
{5}  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>    5/1/92<F1>    $1,000       $1,257.58       $1,227.58     25.76%         7.10%          22.76%        6.33%
1 Year Ended 8/31/95   8/31/94        $1,000       $1,078.18       $1,028.18      7.82%         7.82%           2.82%        2.82%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on May 1, 1992.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.54%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.54% would be 6.71%, assuming a combined federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.58%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.67%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:


          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          52.3%
               Aa or AA                           18.0
                   A                              20.5
              Baa or BBB                           7.6
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           1.6
                                                 ----
                 Total                           100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Missouri State income tax brackets applicable for 1995: 20.10% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Missouri State income tax rate is 6%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax advisers for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.10%             32.32%             35.14%             39.84%             43.22%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.26               7.39               7.71               8.31               8.81

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.60               2.20               2.11               1.96               1.85


Marathon Missouri
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

5.00% Tax free investment
8.31% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                         3.25% CD            5.00% Tax free
Pretax income:           $3,250.00           $5,000.00
Tax:                     (1,294.80)          NONE
After-tax
income:                  $1,955.20           $5,000.00

    The 1995 combined tax bracket takes into account federal and Missouri State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 7.6% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Missouri Tax Free Fund to EV Marathon Missouri Tax Free Fund on February 1, 1994 and to EV Marathon Missouri Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Missouri State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.


                                                                                 A FEDERAL AND MISSOURI STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
    SINGLE RETURN           JOINT RETURN        FEDERAL AND         4%      4.5%        5%      5.5%        6%      6.5%       7%
----------------------  --------------------      MO STATE      -------------------------------------------------------------------
             (TAXABLE INCOME)<F1>             TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------  ----------------  -------------------------------------------------------------------
   Up to   $ 23,350      Up to   $ 39,000     20.10%         5.01%    5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
$ 23,351 - $ 56,550   $ 39,001 - $ 94,250     32.32          5.91     6.65     7.39     8.13     8.87     9.60    10.34
$ 56,551 - $117,950   $ 94,251 - $143,600     35.14          6.17     6.94     7.71     8.48     9.25    10.02    10.79
$117,951 - $256,500   $143,601 - $256,500     39.84          6.65     7.48     8.31     9.14     9.97    10.80    11.64
    Over   $256,500       Over   $256,500     43.22          7.05     7.93     8.81     9.69    10.57    11.45    12.33

<F1> Net amount subject to federal and Missouri personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Missouri State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Missouri Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Missouri personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Missouri personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON NORTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the North Carolina Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION

    The following information as to certain North Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in North Carolina issuers. Such information supplements the information in the Prospectus, it is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of North Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The economic profile of the State consists of a combination of industry, agriculture and tourism. The State's seasonally adjusted unemployment rate in June 1995 was 4.4% of the labor force, as compared with an unemployment rate of 5.6% nationwide. The labor force has undergone significant change during recent years. The State has moved from an agricultural to a service and "goods producing" economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 11% of 1994 expenditures.


    The State is a defendant in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendant in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging, on various grounds, changes in the formula for paying retirement benefits. Damages could exceed $100 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock has been challenged.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $195,178,724. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $851,448 (equivalent to 0.44% of the Portfolio's average daily net assets for such period). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,143 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $373,030 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $108,407 (equivalent to 0.37% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $434,383 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,405,043, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $575,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $7,188,000 (which amount was equivalent to 3.8% of the Fund's net assets on such day). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $267,517, of which $266,540 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,577.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $1,500.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund, and the Portfolio, and, for the year ended September 30, 1995 earned the following compensation in their capacites as Trustees of the other funds in the Eaton Vance fund comple{1}:

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $666          $2,096{2}        $135,000{4}
Samuel L. Hayes, III ......       643           2,123{3}         150,000{5}
Norton H. Reamer ..........       628           2,133            135,000
John L. Thorndike .........       637           1,718            140,000
Jack L. Treynor ...........       686           2,196            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2}  Includes $525 of deferred compensation.
{3}  Includes $682 of deferred compensation.
{4}  Includes $35,000 of deferred compensation.
{5}  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 23, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>    10/23/91<F1>  $1,000       $1,230.52       $1,200.64     23.05%         5.52%          20.06%        4.85%
1 Year Ended 8/31/95     8/31/94      $1,000       $1,050.26       $1,000.31      5.03%         5.03%           0.03%        0.03%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on October 23, 1991.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.55%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.55% would be 7.15%, assuming a combined Federal and State tax rate of 36.35%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.77%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.88%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:


          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------

              Aaa or AAA                          35.1%
               Aa or AA                           29.9
                   A                              26.1
              Baa or BBB                           7.5
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           1.4
                                                 -----
                 Total                           100.0%

    The following compares the taxable equivalent of an investment in the Fund yielding a hypothetical 5.0% with the after tax-yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and North Carolina tax brackets, applicable for 1995: 20.95% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.04% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 36.35% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 40.96% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 44.28% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same range of income. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These tax brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. In addition, the combined tax brackets were calculated using the highest State income tax rate within each bracket. Accordingly, some taxpayers will have lower combined tax brackets and taxable equivalent yields over these ranges of income. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.95%             33.04%             36.35%             40.96%             44.28%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.33               7.47               7.86               8.47               8.97

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.57               2.18               2.07               1.92               1.81

Marathon North Carolina
The Tax Free Yield Advantage
(40.96% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.92% After-tax yield

5.00% Tax free investment
8.47% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                                3.25% CD            5.00% Tax free
Pretax income:                  $3,250.00           $5,000.00
Tax:                            (1,331.20)           NONE
After-tax
income:                         $1,918.80           $5,000.00

    The 1995 combined tax bracket takes into account federal and North Carolina State income taxes. Based on an investment yielding 5.0%, and assuming the deductibility of state taxes on the federal return, the bracket is 40.96% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser. Chart is based on 3-month bank CDs (Sources: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 12.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance North Carolina Tax Free Fund to EV Marathon North Carolina Tax Free Fund on February 1, 1994 and to EV Marathon North Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and the North Carolina State income tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                          A FEDERAL AND NORTH CAROLINA STATE
                                                  COMBINED                          TAX EXEMPT YIELD OF:
    SINGLE RETURN           JOINT RETURN        FEDERAL AND      4%      4.5%      5%      5.5%     6%    6.5%    7%
--------------------------------------------      NC STATE       -------------------------------------------------------
             (TAXABLE INCOME<F1>)              TAX BRACKET<F2>      IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------  ----------------   -------------------------------------------------------
        Up to $ 23,350        Up to $ 39,000       20.95%       5.06%   5.69%     6.33%   6.96%   7.59%   8.22%   8.86%
   $ 23,351 - $ 56,550   $ 39,001 - $ 94,250       33.04        5.97    6.72      7.47    8.21    8.96    9.71   10.45
   $ 56,551 - $117,950   $ 94,251 - $143,600       36.35        6.28    7.07      7.86    8.64    9.43   10.21   11.00
   $117,951 - $256,500   $143,601 - $256,500       40.96        6.78    7.62      8.47    9.32   10.16   11.01   11.86
         Over $256,500         Over $256,500       44.28        7.18    8.08      8.97    9.87   10.77   11.67   12.56

<F1> Net amount subject to the federal and North Carolina personal income tax after deductions and exemptions.
<F2> Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Accordingly, taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including North Carolina State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course no assurance can be given that EV Marathon North Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations, the interest from which is exempt from the regular federal income tax and North Carolina personal income taxes, other income received by the Portfolio and alloated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for North Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON OREGON MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Oregon Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Oregon considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Oregon issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Oregon issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The principal sources of State tax revenues are the personal income and corporation excise taxes; there is no State sales tax. Recent State financial results have been favorable, reflecting the improved economy through strong growth in tax resources. General fund financial performance has been strong. After addressing financial problems in the earlier part of the recession, the State was able to maintain satisfactory general fund operations. The State budget is on a two year basis. The 1991-1993 budget ended with a fund balance of $302 million, equal to 14% of expenditures and the ending balance for the 1993-95 biennium was $500 million. General Fund revenues for the 1995-97 biennium are budgeted to increase 6.5% while expenditures are budgeted to increase 14%.

    In 1991 and 1992, in response to concerns over diminishing salmon runs, three species of Snake River salmon were placed on the Endangered Species list. More recently, the National Marine Fisheries Service and the U.S. Fish and Wildlife Service have commenced status reviews of hundreds of additional salmon and trout populations in the Columbia Basin and throughout Western Oregon. The Snake River salmon listings have already had substantial economic impacts, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. In addition, the State is now working on setting minimum stream flows for waterways that have been formally designated as scenic waterways, and is revising and implementing river basin plans that restrict new (but not established) access to surface and ground water diversions and withdrawals. These restrictions will make it more difficult to obtain new water rights and may slow urban and agricultural development and expansion.


    In November 1990, Oregon voters adopted Ballot Measure 5 which amended the State constitution to impose a general cap on ad valorem property taxes. The limit is subject to certain exceptions and will be phased in over a 5-year period ending with the 1996 tax year. The passage of Ballot Measure 5 has not caused a down-grading of the State's rating with Moody's or S&P, however, S&P has revised the outlook on the State's debt from "Stable" to "Negative" as a result of the increased costs imposed on the State by Measure 5. The limitations of Ballot Measure 5 generally do not apply to taxes imposed to pay debt service on general obligations of the State. Moreover, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 will not directly reduce the State revenues. However, until 1996, the State is required to use its general fund to replace any revenue lost by the public school system due to the limitations of Ballot Measure 5. Therefore, the State may be required to reallocate its future budgets or to seek new sources of revenue to aid in school funding. The replacement requirement is estimated to cost the State $1.5 billion in the 1993-95 biennium. In 1993, voters rejected Measure 1, a proposal to fund Measure 5 requirements with a 5% sales tax.

    The main impact of Ballot Measure 5 will be felt by local taxing units such as cities, counties, and districts. To date, only a few local governments have experienced a decrease in revenues from Ballot Measure 5. In recent years, Oregon has experienced population growth above the national average and property values have risen despite the national recession. If this trend continues, the real market value base of property against which the limited tax rate may be imposed may be more than enough to support the needs of Oregon's local governments. Moreover, Ballot Measure 5 does not limit the amount of user fees for services provided by governmental units that may be collected, and local governments may rely more on such fees to finance local improvements. At this time, however, the ultimate effect of Ballot Measure 5 on the continuing ability of State and local governments to satisfy their debt obligations is not possible to predict. In 1991, the Oregon legislature passed several bills in an effort to ease the burden of Ballot Measure 5 on local governments. A variety of actions taken by local governments in response to Ballot Measure 5 or under this new legislation may be challenged in the courts as unconstitutional.

    In November, 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Measure 11. This measure established mandatory minimum sentences for certain felons. Projected need for additional prison beds is expected to require $462 million in capital expenditures and an increase in prison operating expenses of $100 million annually by 1998.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $146,390,921. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $609,837 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $534,681 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $243,569 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $51,593 (equivalent to 0.22% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $326,530 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,083,821, which amount reduced Uncovered Distribution Charges. During such period contingent deferred sales charges aggregating approximately $666,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,529,000 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $190,003, of which $188,917 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,902.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $13,668. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $56,584.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio) the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex{1}:

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $666          $1,563{2}        $135,000{4}
Samuel L. Hayes, III ......       643           1,608{3}         150,000{5}
Norton H. Reamer ..........       628           1,631            135,000
John L. Thorndike .........       637           1,718            140,000
Jack L. Treynor ...........       686           1,647            140,000
----------
{1} The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
{2}  Includes $393 of deferred compensation.
{3}  Includes $517 of deferred compensation.
{4}  Includes $35,000 of deferred compensation.
{5}  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 24, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>    12/24/91<F1>  $1,000       $1,259.12       $1,229.12     25.91%         6.44%         22.91%         5.75%
1 Year Ended 8/31/95     8/31/94      $1,000       $1,072.20       $1,022.20      7.22%         7.22%          2.22%         2.22%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on December 24, 1991.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.46%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.46% would be 7.10%, assuming a combined federal and State tax rate of 37.21%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.48%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.57%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
  -----------------------------------  -------------------------
              Aaa or AAA                          29.1%
               Aa or AA                           37.9
                   A                              23.2
              Baa or BBB                           6.0
               Ba or BB                            1.0
                   B                              --
                Below B                           --
               Not rated                           2.8
                                                 -----
                 Total                           100.0%


    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 4.5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Oregon State income tax brackets applicable for 1995: 22.65% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 34.48% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 37.21% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 41.76% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 45.04% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Oregon State income tax rate is 9%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax advisers for additional information. These illustrations are not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        22.65%             34.48%             37.21%             41.76%             45.04%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       4.50%              4.50%              4.50%              4.50%              4.50%
  Taxable equivalent .............       5.82               6.87               7.17               7.73               8.19

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.51               2.13               2.04               1.89               1.79

Marathon Oregon
The Tax Free Yield Advantage
(41.76% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.89% After-tax yield

4.50% Tax free investment
7.73% Taxable equivalent yield
4.50% Tax free yield

Example:
Two $100,000 investments...
                                   3.25% CD        4.50% Tax free
Pretax income:                     $3,250.00       $4,500.00
Tax:                               (1,357.20)      NONE
After-tax
income:                            $1,892.80       $4,500.00

    The 1995 combined tax bracket takes into account federal and Oregon State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 41.76% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 12.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned or record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Oregon Tax Free Fund to EV Marathon Oregon Tax Free Fund on February 1, 1994 and to EV Marathon Oregon Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Oregon State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                               A FEDERAL AND OREGON STATE
                                            COMBINED                                TAX EXEMPT YIELD OF:
   SINGLE RETURN         JOINT RETURN      FEDERAL AND        4%     4.5%      5%      5.5%      6%      6.5%      7%
--------------------  -------------------    OR STATE      -------------------------------------------------------------
            (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
-----------------------------------------  --------------  -------------------------------------------------------------
     Up to $ 23,350        Up to $ 39,000      22.65%        5.17%   5.82%    6.46%     7.11%    7.76%     8.40%    9.05%
$ 23,351 - $ 56,550   $ 39,001 - $ 94,250      34.48         6.11    6.87     7.63      8.39     9.16      9.92    10.68
$ 56,551 - $117,950   $ 94,251 - $143,600      37.21         6.37    7.17     7.96      8.76     9.56     10.35    11.15
$117,951 - $256,500   $143,601 - $256,500      41.76         6.87    7.73     8.59      9.44    10.30     11.16    12.02
      Over $256,500         Over $256,500      45.04         7.28    8.19     9.10     10.01    10.92     11.83    12.74

<F1> Net amount subject to federal and Oregon personal income tax after deductions and exemptions.
<F2> The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Oregon State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above. The tax brackets and taxable equivalent yields do not take into account the limited deductibility of federal income tax withholding in arriving at state taxable income, which may decrease the taxable equivalent yield of the Fund to certain investors.

Of course, no assurance can be given that EV Marathon Oregon Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Oregon personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Oregon personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not appliable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON SOUTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the South Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain South Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in South Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of South Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $151 million surplus of which $33.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing its total to $100 million. Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $248 million. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.


                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $61,411,668. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $198,498 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid BMR advisory fees of $106,785 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1993 to February 1, 1994 (when the Fund transferred its assets to the Portfolio) the Fund paid Eaton Vance advisory fees of $45,467. For the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $35,393 (equivalent to 0.19% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and $32,659 of expenses related to the operation of the Fund were allocated to Eaton Vance.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $264,379 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $442,983, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $359,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,527,000 (which amount was equivalent to 4.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $78,666, of which $69,735 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $712.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $6,467. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $16,809

BROKERAGE
    For the fiscal year ended August 31, 1995, the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, and for the period from October 1, 1993 to January 31, 1994 (when the Fund transferred its assets into the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $333          $1,164(2)        $135,000(4)
Samuel L. Hayes, III ......       322           1,222(3)         150,000(5)
Norton H. Reamer ..........       314           1,254            135,000
John L. Thorndike .........       318           1,336            140,000
Jack L. Treynor ...........       343           1,235            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $294 of deferred compensation.
(3)  Includes $393 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                                                       VALUE OF A $1,000 INVESTMENT

                                                  VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE<F2>
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE      CHARGE<F2>  ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund<F3>    10/2/92<F1>   $1,000      $1,157.21        $1,117.21     15.72%         5.13%          11.72%        3.87%
1 Year Ended 8/31/95    8/31/94       $1,000      $1,056.38        $1,006.38      5.64%         5.64%           0.64%        0.64%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Investment operations began on October 2, 1992.
<F2> No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
     Privilege" in the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.63%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.63% would be 7.22%, assuming a combined Federal and State tax rate of 35.83%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.67%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.77%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

                                                PERCENT
          RATING ASSIGNED BY               OF BOND HOLDINGS
         MOODY'S, S&P OR FITCH         -------------------------
         ---------------------
              Aaa or AAA                          39.1%
               Aa or AA                           14.8
                   A                              27.4
              Baa or BBB                          15.8
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           2.9
                                                 -----
                 Total                           100.0%


    The following information compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used in the table are the Federal and South Carolina income tax brackets applicable for 1995:
20.95% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 33.04% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.83% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.83% for single and joint filers with taxable income over $256,500. The applicable Federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. Tax brackets are calculated using the highest state rate within each bracket. These brackets assume that South Carolina taxes are deducted on the Federal income tax return, and do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income, which increase the effective top Federal tax rate for certain taxpayers. Investors should consult with their tax advisers for additional information. This illustration is not meant to imply or predict any future rate of return for the Fund.

                                                                            TAX BRACKET
                                        20.95%             33.04%             35.83%             40.48%             43.83%
                                  -----------------------------------------------------------------------------------------------
  Tax free yield .................       5.00%              5.00%              5.00%              5.00%              5.00%
  Taxable equivalent .............       6.33               7.47               7.79               8.40               8.90

  Certificates of deposit:
      Yield ......................       3.25               3.25               3.25               3.25               3.25
      After-tax yield ............       2.57               2.18               2.09               1.93               1.83

Marathon South Carolina
The Tax Free Yield Advantage
(40.48% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.93% After-tax yield

5.00% Tax free investment
8.40% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,315.60)       NONE
After-tax
income:                    $1,934.40        $5,000.00


    The 1995 combined tax bracket takes into account Federal and South Carolina State income taxes. Assuming the deductibility of South Carolina taxes on the Federal return, the bracket is 40.48% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 18.26% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person beneficially owns more than 5% of the Fund's outstanding shares.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance South Carolina Tax Free Fund to EV Marathon South Carolina Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon South Carolina Tax Free Fund to EV Marathon South Carolina Municipals Fund on January 1, 1996.

                         TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular Federal income tax and South Carolina State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                  COMBINED                      A FEDERAL AND SOUTH CAROLINA STATE
                                                FEDERAL AND                            TAX EXEMPT YIELD OF:
    SINGLE RETURN           JOINT RETURN          SC STATE          4%      4.5%        5%      5.5%        6%      6.5%       7%
----------------------  --------------------                    -------------------------------------------------------------------
             (TAXABLE INCOME)<F1>             TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------  ----------------  -------------------------------------------------------------------
      Up to   $ 23,350      Up to   $ 39,000       20.95%         5.06%     5.69%     6.33%     6.96%     7.59%     8.22%     8.85%
   $ 23,351 - $ 56,500   $ 39,001 - $ 94,250       33.04          5.97      6.72      7.47      8.21      8.96      9.71     10.45
   $ 56,551 - $117,950   $ 94,251 - $143,600       35.83          6.23      7.01      7.79      8.57      9.35     10.13     10.91
   $117,951 - $256,500   $143,601 - $256,500       40.48          6.72      7.56      8.40      9.24     10.08     10.92     11.76
       Over   $256,500       Over   $256,500       43.83          7.12      8.01      8.90      9.79     10.68     11.57     12.46

<F1> Net amount subject to Federal and South Carolina personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax rates assume that South Carolina taxes are Itemized Deductions for Federal income tax purposes. Investors who do not itemize deductions on their Federal Income Tax Return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The Federal Income Tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of Itemized Deductions (including South Carolina State income tax) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon South Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular Federal income tax and South Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for South Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular Federal income tax, is treated as a tax preference item which could subject the recipient to the Federal alternative minimum tax. The illustrations assume that the Federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.


The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON TENNESSEE MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Tennessee Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Tennessee considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Tennessee issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Tennessee issuers. Neither the Trust nor the Portfolio has independently verified this information.


    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

    The financial operations of the State have been negatively impacted by the recent national economic downturn. The State was forced to partially drain down its General Fund balance to support operations. The General Fund balance was reduced to $7.3 million in 1991, however, operating surpluses for 1992 and 1993 have built up the balance to $150.1 million for 1993. Several new programs could have a negative impact on the financial operations of the State. A half percent increase in the sales tax rate, imposed in fiscal 1993, was dedicated to a new education program. Tennessee will provide healthcare to the entire Medicaid population as well as the uninsured population in the State. The service tax that was implemented to help fund this program was repealed.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $58,673,303. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $177,788 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $125,060 (equivalent to 0.28% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, BMR would have earned, absent a fee reduction, advisory fees of $32,069 (equivalent to 0.19% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of expenses related to the operation of the Portfolio in the amount of $4,724. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $3,593 (equivalent to 0.14% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of the expenses related to the operation of the Fund in the amount of $17,655.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $225,544 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $414,636, which amount reduced Uncovered Distribution Charges. During such period contingent deferred sales charges aggregating approximately $235,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,357,000 (which amount was equivalent to 4.1% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $63,089, of which $62,858 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $547.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $6,467. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $13,033.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio) the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1) :

                             AGGREGATE        AGGREGATE      TOTAL COMPENSATION
                           COMPENSATION      COMPENSATION      FROM TRUST AND
NAME                        FROM FUND       FROM PORTFOLIO       FUND COMPLEX
----                       ------------     --------------    -----------------
Donald R. Dwight ....         $333            $1,164(2)          $135,000(4)
Samuel L. Hayes, III           322             1,222(3)           150,000(5)
Norton H. Reamer ....          314             1,254              135,000
John L. Thorndike ...          318             1,336              140,000
Jack L. Treynor .....          343             1,235              140,000

----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $231 of deferred compensation.
(3) Includes $424 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

        The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from August 25, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                                                       VALUE OF A $1,000 INVESTMENT

                                                   VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE**
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE     CHARGE**     ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund***      8/25/92*      $1,000        $1,193.63        $1,163.63   19.36%        6.04%         16.36%         5.15%
1 Year Ended 8/31/95     8/31/94       $1,000        $1,061.20        $1,011.20    6.12%        6.12%          1.12%         1.12%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on August 25, 1992.
 ** No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions, or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
    Privilege" in the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.71%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.71% would be 7.26%, assuming a combined federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.75%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.85%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
  -----------------------------------  -------------------------
              Aaa or AAA                          38.1%
               Aa or AA                           23.1
                   A                              20.7
              Baa or BBB                          16.5
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           1.6
                                                 -----
                 Total                           100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Tennessee State income tax brackets applicable for 1995: 20.10% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.32% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 35.14% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.22% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The assumed Tennessee State income tax rate is 6%. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply any future rate of return for the Fund.

                                                                                      TAX BRACKET
                                                          20.10%         32.32%         35.14%         39.84%         43.22%
                                                      ----------------------------------------------------------------------
  Tax free yield .....................................     5.00%          5.00%          5.00%          5.00%          5.00%
  Taxable equivalent .................................     6.26           7.39           7.71           8.31           8.81

                                                                                      TAX BRACKET*
                                                            15%            28%            31%            36%           39.6%
                                                      ----------------------------------------------------------------------
  Certificates of deposit:
      Yield ..........................................     3.25           3.25           3.25           3.25           3.25
      After-tax yield ................................     2.76           2.34           2.24           2.08           1.96

* Bank deposits are not subject to Tennessee State income tax. Accordingly, the combined tax brackets applicable to after-tax yields are 15%, 28%, 31%, 36% and 39.6%.


Marathon Tennessee
The Tax Free Yield Advantage
(39.84% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
2.08% After-tax yield

5.00% Tax free investment
8.31% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,170.00)       NONE
After-tax
income:                    $2,080.00        $5,000.00



    The 1995 combined tax bracket takes into account federal and Tennessee State income taxes. Assuming the deductibility of State taxes on the federal return, the bracket is 39.84% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). After-tax yields of bank CDs reflect only the federal income tax rate of 36% applicable over the same range of income, as bank CDs are exempt from the Tennessee State income tax. Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., New Brunswick, NJ was the record owner of approximately 11.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Tennessee Tax Free Fund to EV Marathon Tennessee Tax Free Fund on February 1, 1994 and to EV Marathon Tennessee Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Tennessee State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                                                   A FEDERAL AND TENNESSEE STATE
                                                  COMBINED                             TAX EXEMPT YIELD OF:
    SINGLE RETURN           JOINT RETURN        FEDERAL AND         4%      4.5%        5%      5.5%        6%      6.5%       7%
----------------------  --------------------      TN STATE      -------------------------------------------------------------------
             (TAXABLE INCOME)<F1>             TAX BRACKET<F2>               IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------  ----------------  -------------------------------------------------------------------
      Up to   $ 23,350      Up to   $ 39,000       20.10%         5.01%     5.63%     6.26%     6.88%     7.51%     8.14%     8.76%
   $ 23,351 - $ 56,550   $ 39,001 - $ 94,250       32.32          5.91      6.65      7.39      8.13      8.87      9.60     10.34
   $ 56,551 - $117,950   $ 94,251 - $143,600       35.14          6.17      6.94      7.71      8.48      9.25     10.02     10.79
   $117,951 - $256,500   $143,601 - $256,500       39.84          6.65      7.48      8.31      9.14      9.97     10.80     11.64
       Over   $256,500       Over   $256,500       43.22          7.05      7.93      8.81      9.69     10.57     11.45     12.33

<F1> Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.
<F2> The combined tax rates assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Tennessee State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Tennessee Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Tennessee personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Tennessee personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON VIRGINIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Virginia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Virginia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Virginia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Virginia issuers. Such information supplements the information in the Prospectus, it is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Virginia issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The General Fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.


    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Preliminary results for fiscal 1995 indicate a general fund surplus of $65 million.


    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.

                              FEES AND EXPENSES

INVESTMENT ADVISER


    As of August 31, 1995, the Portfolio had net assets of $191,747,922. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $834,074 (equivalent to 0.44% of the Portfolio's average daily net assets for such period). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,841 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $378,975 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $107,723 (equivalent to 0.37% (annualized) of the Fund's average daily net assets for such period). For the fiscal year ended September 30, 1992, Eaton Vance would have earned, absent a fee reduction, advisory fees of $97,083 (equivalent to 0.27% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of its fee in the amount of $85,897.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $543,565 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,415,731, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $825,417 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $7,026,000 (which amount was equivalent to 3.7% of the Fund's net assets on such day). For the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $260,460, of which $259,518 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $2,202.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500. For the fiscal year ended August 31, 1995, the Portfolio paid IBT $1,500.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio) the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995 earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                             AGGREGATE        AGGREGATE      TOTAL COMPENSATION
                           COMPENSATION      COMPENSATION      FROM TRUST AND
NAME                        FROM FUND       FROM PORTFOLIO       FUND COMPLEX
----                       ------------     --------------    -----------------
Donald R. Dwight ....         $666            $2,096(2)          $135,000(4)
Samuel L. Hayes, III           643             2,123(3)           150,000(5)
Norton H. Reamer ....          628             2,133              135,000
John L. Thorndike ...          637             2,227              140,000
Jack L. Treynor .....          686             2,196              140,000

----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $525 of deferred compensation.
(3) Includes $682 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION

    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION

    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from July 26, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.

                                                       VALUE OF A $1,000 INVESTMENT

                                                   VALUE OF        VALUE OF
                                                  INVESTMENT     INVESTMENT
                                                    BEFORE          AFTER             TOTAL RETURN               TOTAL RETURN
                                                 DEDUCTING THE  DEDUCTING THE       BEFORE DEDUCTING            AFTER DEDUCTING
                                                  CONTINGENT      CONTINGENT    THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                                   DEFERRED     DEFERRED SALES        SALES CHARGE               SALES CHARGE**
 INVESTMENT             INVESTMENT   AMOUNT OF   SALES CHARGE     CHARGE**     ------------------------     -----------------------
   PERIOD                 DATE      INVESTMENT    ON 8/31/95      ON 8/31/95   CUMULATIVE    ANNUALIZED     CUMULATIVE    ANNUALIZED
-------------           ----------  ----------   -------------  -------------- ----------    ----------     ----------    ----------
Life of the Fund***      7/26/91*      $1,000        $1,291.10        $1,271.10   29.11%        6.43%         27.11%        6.03%
1 Year Ended 8/31/95     8/31/94       $1,000        $1,066.20        $1,016.20    6.62%        6.62%          1.62%        1.62%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
*   Investment operations began on July 26, 1991.
**  No contingent deferred sales charge is imposed on shares purchased more than six years prior to the redemption, shares acquired through the reinvestment of distributions or any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange
    Privilege" in the Fund's current Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.63%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.63% would be 7.12%, assuming a combined federal and State tax rate of 34.97%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.74%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.84%.

    The Portfolio's diversification by quality ratings as of September 30, 1995 was:

          RATING ASSIGNED BY                    PERCENT
         MOODY'S, S&P OR FITCH             OF BOND HOLDINGS
         ---------------------             ----------------
              Aaa or AAA                          23.1%
               Aa or AA                           41.4
                   A                              24.0
              Baa or BBB                           7.2
               Ba or BB                           --
                   B                              --
                Below B                           --
               Not rated                           4.3
                                                 -----
                 Total                           100.0%

    The following compares the taxable equivalent yield of an investment in the Fund yielding a hypothetical 5.0% with the after-tax yield of a certificate of deposit yielding 3.25%. The tax brackets used are the combined federal and Virginia income tax brackets applicable for 1995: 19.89% for single filers with taxable income up to $23,350 and joint filers up to $39,000; 32.14% for single filers with taxable income from $23,351 to $56,550 and joint filers from $39,001 to $94,250; 34.97% for single filers with taxable income from $56,551 to $117,950 and joint filers from $94,251 to $143,600; 39.68% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500; and 43.07% for single and joint filers with taxable income over $256,500. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%, 36% and 39.6%, over the same ranges of income. The combined brackets are not simply the sum of each of the taxes, as they assume that State taxes are deducted on the federal income tax return, reducing the effective combined tax brackets. Tax brackets are calculated using the highest state rate within each bracket. These brackets do not take into account the phaseout of personal exemptions and limitation on deductibility of itemized deductions over certain ranges of income. Investors who do not itemize or who are subject to such phaseout or limitation will have a higher combined tax bracket than indicated above. Investors should consult with their tax adviser for additional information. These illustrations are not meant to imply or predict any future rate of return for the Fund.

                                                                                       TAX BRACKET
                                                             19.89%         32.14%         34.97%        39.68%        43.07%
                                                         ---------------------------------------------------------------------
  Tax free yield ........................................     5.00%          5.00%          5.00%         5.00%         5.00%
  Taxable equivalent ....................................     6.24           7.37           7.69          8.29          8.78

  Certificates of deposit:
      Yield .............................................     3.25           3.25           3.25          3.25          3.25
      After-tax yield ...................................     2.60           2.21           2.11          1.96          1.85


Marathon Virginia
The Tax Free Yield Advantage
(39.68% combined tax bracket)
3.25% Certificate of deposit
3.25% Pretax yield
1.96% After-tax yield

5.00% Tax free investment
8.29% Taxable equivalent yield
5.00% Tax free yield

Example:
Two $100,000 investments...
                           3.25% CD         5.00% Tax free
Pretax income:             $3,250.00        $5,000.00
Tax:                       (1,289.60)       NONE
After-tax
income:                    $1,960.40        $5,000.00



    The 1995 combined tax bracket takes into account federal and Virginia State income taxes. Assuming the deductibility of Virginia taxes on the federal return, the bracket is 39.68% for single filers with taxable income from $117,951 to $256,500 and joint filers from $143,601 to $256,500. Actual tax brackets may be higher due to the phaseout of personal exemptions and limitations on the deductibility of itemized deductions over certain ranges of income. Your actual bracket will vary depending on your income, exemptions and deductions. See your tax adviser for additional information. The chart is based on 3-month bank CDs (Source: The Wall Street Journal and Eaton Vance Management). Tax free yields are shown for illustration purposes only and are not meant to represent actual results of an investment in the Fund. See your financial adviser for the Fund's current yield and actual CD rates.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 15.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Virginia Tax Free Fund to EV Marathon Virginia Tax Free Fund on February 1, 1994 and to EV Marathon Virginia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below shows the effect of the tax status of bonds on the tax equivalent yield received by their holders under the regular federal income tax and Virginia State income tax laws and tax rates applicable for 1995. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7%.

                                                  COMBINED
    SINGLE RETURN           JOINT RETURN        FEDERAL AND              A FEDERAL AND VIRGINIA STATE TAX EXEMPT YIELD OF:
----------------------  --------------------      VA STATE      -------------------------------------------------------------------
             (TAXABLE INCOME)<F1>              TAX BRACKET<F2>      4%      4.5%        5%      5.5%        6%      6.5%       7%
--------------------------------------------  ----------------  -------------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
      Up to   $ 23,350      Up to   $ 39,000       19.89%         4.99%     5.62%     6.24%     6.87%     7.49%     8.11%     8.74%
   $ 23,351 - $ 56,550   $ 39,001 - $ 94,250       32.14          5.89      6.63      7.37      8.10      8.84      9.58     10.32
   $ 56,551 - $117,950   $ 94,251 - $143,600       34.97          6.15      6.92      7.69      8.46      9.23     10.00     10.76
   $117,951 - $256,500   $143,601 - $256,500       39.68          6.63      7.46      8.29      9.12      9.95     10.78     11.60
       Over   $256,500       Over   $256,500       43.07          7.03      7.90      8.78      9.66     10.54     11.42     12.30

<F1> Net amount subject to federal and Virginia personal income tax after deductions and exemptions.

<F2> The combined federal and Virginia tax brackets are calculated using the highest Virginia tax rate within each bracket.
     Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax rates assume that Virginia taxes are itemized deductions for federal income tax purposes.
     Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Virginia State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Of course, no assurance can be given that EV Marathon Virginia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Virginia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Virginia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Virginia personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Virginia alternative minimum taxes. The illustrations assume that the federal and Virginia alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above.

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110




EV MARATHON
MUNICIPALS FUNDS
24 FEDERAL STREET
BOSTON, MA 02110


                     M-TFC12/1SAI

[LOGO]

                  STATEMENT OF
                    ADDITIONAL
                   INFORMATION


               JANUARY 1, 1996


------------------------------

o EV Marathon Alabama
  Municipals Fund

o EV Marathon Arkansas
  Municipals Fund

o EV Marathon Georgia
  Municipals Fund

o EV Marathon Kentucky
  Municipals Fund

o EV Marathon Louisiana
  Municipals Fund

o EV Marathon Maryland
  Municipals Fund

o EV Marathon Missouri
  Municipals Fund

o EV Marathon North
  Carolina Municipals Fund

o EV Marathon Oregon
  Municipals Fund

o EV Marathon South
  Carolina Municipals Fund

o EV Marathon Tennessee
  Municipals Fund

o EV Marathon Virginia
  Municipals Fund
                                    PART C

                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

           (A) FINANCIAL STATEMENTS


                 INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL
                   HIGHLIGHTS" FOR THE PERIOD FROM THE START OF BUSINESS TO THE FISCAL YEAR ENDED AUGUST 31, 1995:
                     EV Classic Alabama Tax Free Fund (start of business
                       December 7, 1993)
                     EV Classic Arkansas Tax Free Fund (start of business
                       February 9, 1994)
                     EV Classic Georgia Tax Free Fund (start of business
                       December 7, 1993)
                     EV Classic Kentucky Tax Free Fund (start of business
                       December 7, 1993)
                     EV Classic Louisiana Tax Free Fund (start of business
                       February 14, 1994)
                     EV Classic Maryland Tax Free Fund (start of business
                       December 10, 1993)
                     EV Classic Missouri Tax Free Fund (start of business
                       December 7, 1993)
                     EV Classic North Carolina Tax Free Fund (start of business
                       December 7, 1993)
                     EV Classic Oregon Tax Free Fund (start of business December
                       28, 1993)
                     EV Classic South Carolina Tax Free Fund (start of business
                       February 14, 1994)
                     EV Classic Tennessee Tax Free Fund (start of business
                       December 9, 1992)
                     EV Classic Virginia Tax Free Fund (start of business
                       December 17, 1993)
                     EV Marathon Alabama Tax Free Fund (start of business May 1,
                       1992)
                     EV Marathon Arkansas Tax Free Fund (start of business
                       October 2, 1992)
                     EV Marathon Georgia Tax Free Fund (start of business
                       December 23, 1991)
                     EV Marathon Kentucky Tax Free Fund (start of business
                       December 23, 1991)
                     EV Marathon Louisiana Tax Free Fund (start of business
                       October 2, 1992)
                     EV Marathon Maryland Tax Free Fund (start of business
                       February 3, 1992)
                     EV Marathon Missouri Tax Free Fund (start of business May
                       1, 1992)
                     EV Marathon North Carolina Tax Free Fund (start of business
                       October 23, 1991)
                     EV Marathon Oregon Tax Free Fund (start of business
                       December 24, 1991)
                     EV Marathon South Carolina Tax Free Fund (start of business
                       October 2, 1992)
                     EV Marathon Tennessee Tax Free Fund (start of business
                       August 25, 1992)
                     EV Marathon Virginia Tax Free Fund (start of business July
                       26, 1991)

                 INCLUDED IN PART B:
                   INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS FOR THE
                     FUNDS, EACH DATED AUGUST 31, 1995, FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)(2) OF THE INVESTMENT COMPANY ACT OF 1940 (ACCESSION NO. 0000950135-95-002234 FOR THE CLASSIC FUNDS AND ACCESSION NO. 0000950135-95-002233 FOR THE MARATHON FUNDS) ARE THE FOLLOWING:

                   For:
                   EV Classic Alabama Tax Free Fund                    EV Marathon Alabama Tax Free Fund
                   EV Classic Arkansas Tax Free Fund                   EV Marathon Arkansas Tax Free Fund
                   EV Classic Georgia Tax Free Fund                    EV Marathon Georgia Tax Free Fund
                   EV Classic Kentucky Tax Free Fund                   EV Marathon Kentucky Tax Free Fund
                   EV Classic Louisiana Tax Free Fund                  EV Marathon Louisiana Tax Free Fund
                   EV Classic Maryland Tax Free Fund                   EV Marathon Maryland Tax Free Fund
                   EV Classic Missouri Tax Free Fund                   EV Marathon Missouri Tax Free Fund
                   EV Classic North Carolina Tax Free Fund             EV Marathon North Carolina Tax Free Fund
                   EV Classic Oregon Tax Free Fund                     EV Marathon Oregon Tax Free Fund
                   EV Classic South Carolina Tax Free Fund             EV Marathon South Carolina Tax Free Fund
                   EV Classic Tennessee Tax Free Fund                  EV Marathon Tennessee Tax Free Fund
                   EV Classic Virginia Tax Free Fund                   EV Marathon Virginia Tax Free Fund

                      The Financial Statements for the above-referenced Funds
                        for the time periods set forth in the Funds' Annual Reports dated August 31, 1995 include:
                            Statement of Assets and Liabilities
                            Statement of Operations
                            Statements of Changes in Net Assets
                            Notes to Financial Statements
                            Independent Auditors' Report

                        The Financial Statements for the Alabama, Arkansas,
                          Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Oregon, South Carolina, Tennessee and Virginia Tax Free Portfolios for the time periods set forth in the Funds' Annual Reports dated August 31, 1995 include:
                            Portfolio of Investments
                            Statement of Assets and Liabilities
                            Statement of Operations
                            Statement of Changes in Net Assets
                            Supplementary Data
                            Notes to Financial Statements
                            Independent Auditor's Report

            (B) EXHIBITS:

                (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                   (b) Amendment and Restatement of Establishment and Designation of Series dated June 19, 1995 filed as Exhibit (1)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                (2)(a)     By-Laws as amended October 21, 1987 filed as Exhibit
                           (2)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                   (b) Amendment to By-Laws of Eaton Vance Municipals Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.


                (3)        Not applicable

                (4)        Not applicable

                (5)        Not applicable


                (6)(a)(1) Amended Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                      (2) Amended Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                      (3) Amended Distribution Agreement between Eaton Vance Municipals Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (6)(a)(3) to Post-Effective Amendment No. 55 and incorporated herein by reference.


                   (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

                   (c) Schedule of Dealer Discounts and Sales Charges filed as Exhibit (6)(c) to Post- Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


                (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

                (8) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                (9)(a) Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.


                   (b)     Transfer Agency Agreement dated June 7, 1989 filed as
                           Exhibit 9(d) to Post- Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

                   (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to Post-Effective Amendment No. 59 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.


               (10)        Opinion of Counsel filed herewith.

               (11)(a) Consent of Independent Certified Public Accountants for EV Classic Alabama Tax Free Fund, EV Classic Arkansas Tax Free Fund, EV Classic Georgia Tax Free Fund, EV Classic Kentucky Tax Free Fund, EV Classic Louisiana Tax Free Fund, EV Classic Maryland Tax Free Fund, EV Classic Missouri Tax Free Fund, EV Classic North Carolina Tax Free Fund, EV Classic Oregon Tax Free Fund, EV Classic South Carolina Tax Free Fund, EV Classic Tennessee Tax Free Fund and EV Classic Virginia Tax Free Fund filed herewith.

                   (b) Consent of Independent Certified Public Accountants for EV Marathon Alabama Tax Free Fund, EV Marathon Arkansas Tax Free Fund, EV Marathon Georgia Tax Free Fund, EV Marathon Kentucky Tax Free Fund, EV Marathon Louisiana Tax Free Fund, EV Marathon Maryland Tax Free Fund, EV Marathon Missouri Tax Free Fund, EV Marathon North Carolina Tax Free Fund, EV Marathon Oregon Tax Free Fund, EV Marathon South Carolina Tax Free Fund, EV Marathon Tennessee Tax Free Fund and EV Marathon Virginia Tax Free Fund filed herewith.

               (12)        Not applicable


               (13)        Not applicable

               (14)        Not applicable


               (15)(a) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Classic Series) dated January 27, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (15)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                   (b) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Marathon series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (15)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                   (c) Amended Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Eaton Vance Municipals Trust (on behalf of its Traditional series) dated June 19, 1995 with attached schedules (including Amended Schedule A dated September 29,
                           1995) filed as Exhibit (15)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.


               (16) Schedules for Computation of Performance Quotations filed herewith.


               (17)(a) Power of Attorney for Eaton Vance Municipals Trust dated December 29, 1993 filed as Exhibit (17)(a) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                   (b) Power of Attorney for Alabama Tax Free Portfolio, Arizona Tax Free Portfolio, Arkansas Tax Free Portfolio, Colorado Tax Free Portfolio, Connecticut Tax Free Portfolio, Florida Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Massachusetts Tax Free Portfolio, Michigan Tax Free Portfolio, Minnesota Tax Free Portfolio, Mississippi Tax Free Portfolio, Missouri Tax Free Portfolio, National Municipals Portfolio, New Jersey Tax Free Portrfolio, New York Tax Free Portfolio, North Carolina Tax Free Portfolio, Ohio Tax Free Portfolio, Oregon Tax Free Portfolio, Pennsylvania Tax Free Portfolio, Rhode Island Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio, Texas Tax Free Portfolio, Virginia Tax Free Portfolio and West Virginia Tax Free Portfolio dated December 29, 1993 filed as Exhibit (17)(b) to Post-Effective Amendment No. 55 and incorporated herein by reference.

                   (c) Power of Attorney for California Tax Free Portfolio dated June 19, 1995 filed as Exhibit (17)(c) to Post-Effective Amendment No. 55 and incorporated herein by reference.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                          (1)                                     (2)
                     TITLE OF CLASS                    NUMBER OF RECORD HOLDERS
             Shares of beneficial interest               as of October 2, 1995

     EV Marathon Alabama Tax Free Fund                           2,100
     EV Classic Alabama Tax Free Fund                               76
     EV Marathon Arizona Tax Free Fund                           3,194
     EV Classic Arizona Tax Free Fund                               54
     EV Marathon Arkansas Tax Free Fund                          2,261
     EV Classic Arkansas Tax Free Fund                              19
     EV Marathon California Municipals Fund                      7,980
     EV Classic California Municipals Fund                          39
     EV Marathon Colorado Tax Free Fund                          1,198
     EV Classic Colorado Tax Free Fund                              95
     EV Marathon Connecticut Tax Free Fund                       4,699
     EV Classic Connecticut Tax Free Fund                           95
     EV Marathon Florida Tax Free Fund                          14,202
     EV Classic Florida Tax Free Fund                               62
     EV Marathon Georgia Tax Free Fund                           2,999
     EV Classic Georgia Tax Free Fund                               60
     EV Marathon Kentucky Tax Free Fund                          3,712
     EV Classic Kentucky Tax Free Fund                              33
     EV Marathon Louisiana Tax Free Fund                           615
     EV Classic Louisiana Tax Free Fund                             37
     EV Marathon Maryland Tax Free Fund                          3,213
     EV Classic Maryland Tax Free Fund                              47
     EV Marathon Massachusetts Tax Free Fund                     7,348
     EV Classic Massachusetts Tax Free Fund                         53
     EV Marathon Michigan Tax Free Fund                          4,585
     EV Classic Michigan Tax Free Fund                              55
     EV Marathon Minnesota Tax Free Fund                         2,700
     EV Classic Minnesota Tax Free Fund                             84
     EV Marathon Mississippi Tax Free Fund                         720
     EV Classic Mississippi Tax Free Fund                           46
     EV Marathon Missouri Tax Free Fund                          2,801
     EV Classic Missouri Tax Free Fund                             112
     EV Marathon National Municipals Fund                       45,169
     EV Classic National Municipals Fund                           767
     EV Marathon New Jersey Tax Free Fund                       11,200
     EV Classic New Jersey Tax Free Fund                           103
     EV Marathon New York Tax Free Fund                         15,867
     EV Classic New York Tax Free Fund                             148
     EV Marathon North Carolina Tax Free Fund                    4,844
     EV Classic North Carolina Tax Free Fund                       104
     EV Marathon Ohio Tax Free Fund                              7,969
     EV Classic Ohio Tax Free Fund                                  53
     EV Marathon Oregon Tax Free Fund                            3,892
     EV Classic Oregon Tax Free Fund                                52
     EV Marathon Pennsylvania Tax Free Fund                     14,432
     EV Classic Pennsylvania Tax Free Fund                          96
     EV Marathon Rhode Island Tax Free Fund                        841
     EV Classic Rhode Island Tax Free Fund                          40
     EV Marathon South Carolina Tax Free Fund                    1,415
     EV Classic South Carolina Tax Free Fund                        24
     EV Marathon Tennessee Tax Free Fund                         1,619
     EV Classic Tennessee Tax Free Fund                             24
     EV Marathon Texas Tax Free Fund                               457
     EV Classic Texas Tax Free Fund                                  6
     EV Marathon Virginia Tax Free Fund                          5,155
     EV Classic Virginia Tax Free Fund                              39
     EV Marathon West Virginia Tax Free Fund                     1,217
     EV Classic West Virginia Tax Free Fund                         24
     Massachusetts Municipal Bond Portfolio                         36
     EV Traditional California Municipals Fund                      39
     EV Traditional Connecticut Tax Free Fund                       34
     EV Traditional Florida Tax Free Fund                           88
     EV Traditional National Municipals Fund                       567
     EV Traditional New Jersey Tax Free Fund                        70
     EV Traditional New York Tax Free Fund                         120
     EV Traditional Pennsylvania Tax Free Fund                      45


ITEM 27.  INDEMNIFICATION

    No change from the original filing has been made.

    Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering incurred by reason of negligent errors and omissions committed in their capacities as such.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator" in the Statements of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the mutual funds named below:

EV Classic Alabama Tax Free Fund                        EV Classic South Carolina Tax Free Fund
EV Classic Arizona Tax Free Fund                        EV Classic Special Equities Fund
EV Classic Arkansas Tax Free Fund                       EV Classic Stock Fund
EV Classic California Limited Maturity                  EV Classic Tennessee Tax Free Fund
  Tax Free Fund                                         EV Classic Texas Tax Free Fund
EV Classic California Municipals Fund                   EV Classic Total Return Fund
EV Classic Colorado Tax Free Fund                       EV Classic Virginia Tax Free Fund
EV Classic Connecticut Limited Maturity                 EV Classic West Virginia Tax Free Fund
  Tax Free Fund                                         EV Marathon Alabama Tax Free Fund
EV Classic Connecticut Tax Free Fund                    EV Marathon Arizona Limited Maturity
EV Classic Florida Insured Tax Free Fund                  Tax Free Fund
EV Classic Florida Limited Maturity                     EV Marathon Arizona Tax Free Fund
  Tax Free Fund                                         EV Marathon Arkansas Tax Free Fund
EV Classic Florida Tax Free Fund                        EV Marathon California Limited Maturity
EV Classic Georgia Tax Free Fund                          Tax Free Fund
EV Classic Government Obligations Fund                  EV Marathon California Municipals Fund
EV Classic Greater China Growth Fund                    EV Marathon Colorado Tax Free Fund
EV Classic Growth Fund                                  EV Marathon Connecticut Limited Maturity
EV Classic Hawaii Tax Free Fund                           Tax Free Fund
EV Classic High Income Fund                             EV Marathon Connecticut Tax Free Fund
EV Classic Investors Fund                               EV Marathon Emerging Markets Fund
EV Classic Kansas Tax Free Fund                         Eaton Vance Equity - Income Trust
EV Classic Kentucky Tax Free Fund                       EV Marathon Florida Insured Tax Free Fund
EV Classic Louisiana Tax Free Fund                      EV Marathon Florida Limited Maturity
EV Classic Maryland Tax Free Fund                         Tax Free Fund
EV Classic Massachusetts Limited Maturity               EV Marathon Florida Tax Free Fund
  Tax Free Fund                                         EV Marathon Georgia Tax Free Fund
EV Classic Massachusetts Tax Free Fund                  EV Marathon Gold & Natural Resources Fund
EV Classic Michigan Limited Maturity                    EV Marathon Government Obligations Fund
  Tax Free Fund                                         EV Marathon Greater China Growth Fund
EV Classic Michigan Tax Free Fund                       EV Marathon Greater India Fund
EV Classic Minnesota Tax Free Fund                      EV Marathon Growth Fund
EV Classic Mississippi Tax Free Fund                    EV Marathon Hawaii Tax Free Fund
EV Classic Missouri Tax Free Fund                       EV Marathon High Income Fund
EV Classic National Limited Maturity Tax Free Fund      EV Marathon High Yield Municipals Fund
EV Classic National Municipals Fund                     EV Marathon Information Age Fund
EV Classic New Jersey Limited Maturity                  EV Marathon Investors Fund
  Tax Free Fund                                         EV Marathon Kansas Tax Free Fund
EV Classic New Jersey Tax Free Fund                     EV Marathon Kentucky Tax Free Fund
Classic New York Limited Maturity                       EV Marathon Louisiana Tax Free Fund
  Tax Free Fund                                         EV Marathon Maryland Tax Free Fund
EV Classic New York Tax Free Fund                       EV Marathon Massachusetts Limited Maturity
EV Classic North Carolina Tax Free Fund                   Tax Free Fund
EV Classic Ohio Limited Maturity Tax Free Fund          EV Marathon Massachusetts Tax Free Fund
EV Classic Ohio Tax Free Fund                           EV Marathon Michigan Limited Maturity
EV Classic Oregon Tax Free Fund                           Tax Free Fund
EV Classic Pennsylvania Limited Maturity                EV Marathon Michigan Tax Free Fund
  Tax Free Fund                                         EV Marathon Minnesota Tax Free Fund
EV Classic Pennsylvania Tax Free Fund                   EV Marathon Mississippi Tax Free Fund
EV Classic Rhode Island Tax Free Fund                   EV Marathon Missouri Tax Free Fund
EV Classic Senior Floating-Rate Fund                    EV Marathon National Limited Maturity
EV Classic Strategic Income Fund                          Tax Free Fund

EV Marathon National Municipals Fund                    EV Traditional Florida Insured Tax Free Fund
EV Marathon New Jersey Limited Maturity                 EV Traditional Florida Limited Maturity
  Tax Free Fund                                           Tax Free Fund
EV Marathon New Jersey Tax Free Fund                    EV Traditional Florida Tax Free Fund
EV Marathon New York Limited Maturity                   EV Traditional Government Obligations Fund
  Tax Free Fund                                         EV Traditional Greater China Growth Fund
EV Marathon New York Tax Free Fund                      EV Traditional Greater India Fund
EV Marathon North Carolina Limited Maturity             EV Traditional Growth Fund
  Tax Free Fund                                         EV Traditional High Yield Municipals Fund
EV Marathon North Carolina Tax Free Fund                Eaton Vance Income Fund of Boston
EV Marathon Ohio Limited Maturity Tax Free Fund         EV Traditional Information Age Fund
EV Marathon Ohio Tax Free Fund                          EV Traditional Investors Fund
EV Marathon Oregon Tax Free Fund                        Eaton Vance Municipal Bond Fund L.P.
EV Marathon Pennsylvania Limited Maturity               EV Traditional National Limited Maturity
  Tax Free Fund                                           Tax Free Fund
EV Marathon Pennsylvania Tax Free Fund                  EV Traditional National Municipals Fund
EV Marathon Rhode Island Tax Free Fund                  EV Traditional New Jersey Tax Free Fund
EV Marathon Strategic Income Fund                       EV Traditional New York Limited Maturity
EV Marathon South Carolina Tax Free Fund                  Tax Free Fund
EV Marathon Special Equities Fund                       EV Traditional New York Tax Free Fund
EV Marathon Stock Fund                                  EV Traditional Pennsylvania Tax Free Fund
EV Marathon Tennessee Tax Free Fund                     EV Traditional Special Equities Fund
EV Marathon Texas Tax Free Fund                         EV Traditional Stock Fund
EV Marathon Total Return Fund                           EV Traditional Total Return Fund
EV Marathon Virginia Limited Maturity                   Eaton Vance Cash Management Fund
  Tax Free Fund                                         Eaton Vance Liquid Assets Trust
EV Marathon Virginia Tax Free Fund                      Eaton Vance Money Market Fund
EV Marathon West Virginia Tax Free Fund                 Eaton Vance Prime Rate Reserves
EV Traditional California Municipals Fund               Eaton Vance Short-Term Treasury Fund
EV Traditional Connecticut Tax Free Fund                Eaton Vance Tax Free Reserves
EV Traditional Emerging Markets Fund                    Massachusetts Municipal Bond Portfolio


    (b)

               (1)                                      (2)                                     (3)
       NAME AND PRINCIPAL                      POSITIONS AND OFFICES                   POSITIONS AND OFFICE
        BUSINESS ADDRESS                    WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
       ------------------                   --------------------------                --------------------

James B. Hawkes*                         Vice President and Director                   Vice President and
                                                                                         Trustee
William M. Steul*                        Vice President and Director                   None
Wharton P. Whitaker*                     President and Director                        None
Howard D. Barr                           Vice President                                None
  2750 Royal View Court
  Oakland, Michigan
Nancy E. Belza                           Vice President                                None
  463-1 Buena Vista East
  San Francisco, California
Chris Berg                               Vice President                                None
  45 Windsor Lane
  Palm Beach Gardens, Florida
H. Day Brigham, Jr.*                     Vice President                                None
Susan W. Bukima                          Vice President                                None
  106 Princess Street
  Alexandria, Virginia
Jeffrey W. Butterfield                   Vice President                                None
  9378 Mirror Road
  Columbus, Indiana
Mark A. Carlson*                         Vice President                                None
Jeffrey Chernoff                         Vice President                                None
  115 Concourse West
  Bright Waters, New York
William A. Clemmer*                      Vice President                                None
James S. Comforti                        Vice President                                None
  1859 Crest Drive
  Encinitas, California
Mark P. Doman                            Vice President                                None
  107 Pine Street
  Philadelphia, Pennsylvania
Michael A. Foster                        Vice President                                None
  850 Kelsey Court
  Centerville, Ohio
William M. Gillen                        Vice President                                None
  280 Rea Street
  North Andover, Massachusetts
Hugh S. Gilmartin                        Vice President                                None
  1531-184th Avenue, NE
  Bellevue, Washington
Richard E. Houghton*                     Vice President                                None
Brian Jacobs*                            Senior Vice President                         None
Stephen D. Johnson                       Vice President                                None
  13340 Providence Lake Drive
  Alpharetta, Georgia
Thomas J. Marcello                       Vice President                                None
  553 Belleville Avenue
  Glen Ridge, New Jersey
Timothy D. McCarthy                      Vice President                                None
  9801 Germantown Pike
  Lincoln Woods Apt. 416
  Lafayette Hill, Pennsylvania
Morgan C. Mohrman*                       Senior Vice President                         None
Gregory B. Norris                        Vice President                                None
  6 Halidon Court
  Palm Beach Gardens, Florida
Thomas Otis*                             Secretary and Clerk                           Secretary
George D. Owen                           Vice President                                None
  1911 Wildwood Court
  Blue Springs, Missouri
F. Anthony Robinson                      Vice President                                None
  510 Gravely Hill Road
  Wakefield, Rhode Island
Benjamin A. Rowland, Jr.*                Vice President,                               None
                                           Treasurer and Director
John P. Rynne*                           Vice President                                None
George V.F. Schwab, Jr.                  Vice President                                None
  9501 Hampton Oaks Lane
  Charlotte, North Carolina
Cornelius J. Sullivan*                   Vice President                                None
Maureen C. Tallon                        Vice President                                None
  518 Armistead Drive
  Nashville, Tennessee
David M. Thill                           Vice President                                None
  126 Albert Drive
  Lancaster, New York
William T. Toner                         Vice President                                None
  747 Lilac Drive
  Santa Barbara, California
Chris Volf                               Vice President                                None
  6517 Thoroughbred Loop
  Odessa, Florida
Donald E. Webber*                        Senior Vice President                         None
Sue Wilder                               Vice President                                None
  141 East 89th Street
  New York, New York
----------
*Address is 24 Federal Street, Boston, MA 02110

    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 24 Federal Street, Boston, MA 02110 and 89 South Street, Boston, MA 02111 and its transfer agent, The Shareholder Services Group, Inc., 53 State Street, Boston, MA 02104, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody, Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on the 25th day of October, 1995.


                                              EATON VANCE MUNICIPALS TRUST

                                              By /s/ THOMAS J. FETTER
                                              ------------------------------
                                                     THOMAS J. FETTER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                       DATE
          ---------                       -----                       ----


                                     President, (Chief
  /s/THOMAS J. FETTER                  Executive Officer)       October 25, 1995
--------------------------------
    THOMAS J. FETTER
                                     Treasurer and Principal
                                       Financial and
  /s/JAMES L. O'CONNOR                  Accounting Officer      October 25, 1995
--------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*               Trustee                    October 25, 1995
--------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                 Trustee                    October 25, 1995
--------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*           Trustee                    October 25, 1995
--------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*               Trustee                    October 25, 1995
--------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*              Trustee                    October 25, 1995
--------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                Trustee                    October 25, 1995
--------------------------------
     JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     ---------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES


    Alabama Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                              ALABAMA TAX FREE PORTFOLIO

                                              By /s/ THOMAS J. FETTER
                                              ------------------------------
                                                     THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                       DATE
          ---------                       -----                       ----

                                     President, (Chief
  /s/THOMAS J. FETTER                  Executive Officer)       October 25, 1995
--------------------------------
     THOMAS J. FETTER
                                     Treasurer and Principal
                                       Financial and
  /s/JAMES L. O'CONNOR                 Accounting Officer       October 25, 1995
--------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*               Trustee                    October 25, 1995
--------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                 Trustee                    October 25, 1995
--------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*           Trustee                    October 25, 1995
--------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*               Trustee                    October 25, 1995
--------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*              Trustee                    October 25, 1995
--------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                Trustee                    October 25, 1995
--------------------------------
     JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     ---------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES


    Arkansas Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                              ARKANSAS TAX FREE PORTFOLIO


                                              By /s/ THOMAS J. FETTER
                                              -------------------------------
                                                     THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                       DATE
          ---------                       -----                       ----

                                     President, (Chief
  /s/THOMAS J. FETTER                  Executive Officer)       October 25, 1995
--------------------------------
     THOMAS J. FETTER
                                     Treasurer and Principal
                                       Financial and
  /s/JAMES L. O'CONNOR                 Accounting Officer       October 25, 1995
--------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*               Trustee                    October 25, 1995
--------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                 Trustee                    October 25, 1995
--------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*           Trustee                    October 25, 1995
--------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*               Trustee                    October 25, 1995
--------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*              Trustee                    October 25, 1995
--------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                Trustee                    October 25, 1995
--------------------------------
     JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     ---------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Georgia Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        GEORGIA TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                       DATE
          ---------                       -----                       ----

                                     President, (Chief
  /s/THOMAS J. FETTER                  Executive Officer)       October 25, 1995
--------------------------------
     THOMAS J. FETTER
                                     Treasurer and Principal
                                       Financial and
  /s/JAMES L. O'CONNOR                 Accounting Officer       October 25, 1995
--------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*               Trustee                    October 25, 1995
--------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                 Trustee                    October 25, 1995
--------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*           Trustee                    October 25, 1995
--------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*               Trustee                    October 25, 1995
--------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*              Trustee                    October 25, 1995
--------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                Trustee                    October 25, 1995
--------------------------------
     JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     ---------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Kentucky Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                              KENTUCKY TAX FREE PORTFOLIO

                                              By /s/ THOMAS J. FETTER
                                              --------------------------------
                                                     THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                       DATE
          ---------                       -----                       ----

                                     President, (Chief
  /s/THOMAS J. FETTER                  Executive Officer)       October 25, 1995
--------------------------------
     THOMAS J. FETTER
                                     Treasurer and Principal
                                       Financial and
  /s/JAMES L. O'CONNOR                 Accounting Officer       October 25, 1995
--------------------------------
     JAMES L. O'CONNOR

     DONALD R. DWIGHT*               Trustee                    October 25, 1995
--------------------------------
     DONALD R. DWIGHT

  /s/JAMES B. HAWKES                 Trustee                    October 25, 1995
--------------------------------
     JAMES B. HAWKES

     SAMUEL L. HAYES, III*           Trustee                    October 25, 1995
--------------------------------
     SAMUEL L. HAYES, III

     NORTON H. REAMER*               Trustee                    October 25, 1995
--------------------------------
     NORTON H. REAMER

     JOHN L. THORNDIKE*              Trustee                    October 25, 1995
--------------------------------
     JOHN L. THORNDIKE

     JACK L. TREYNOR*                Trustee                    October 25, 1995
--------------------------------
     JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     ---------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Louisiana Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        LOUISIANA TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -------------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Maryland Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        MARYLAND TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                             -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Missouri Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        MISSOURI TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    North Carolina Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        NORTH CAROLINA TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Oregon Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        OREGON TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    South Carolina Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        SOUTH CAROLINA TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Tennessee Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        TENNESSEE TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                  SIGNATURES

    Virginia Tax Free Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on the 25th day of October, 1995.

                                        VIRGINIA TAX FREE PORTFOLIO

                                        By /s/ THOMAS J. FETTER
                                           -----------------------------------
                                               THOMAS J. FETTER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Municipals Trust (File No. 33-572) has been signed below by the following persons in the capacities and on the dates indicated.

             SIGNATURE                      TITLE                    DATE
             ---------                      -----                    ----
                                     President, (Chief
      /s/ THOMAS J. FETTER            Executive Officer)        October 25, 1995
--------------------------------
          THOMAS J. FETTER
                                     Treasurer and Principal
                                      Financial and
      /s/ JAMES L. O'CONNOR           Accounting Officer        October 25, 1995
--------------------------------
          JAMES L. O'CONNOR

          DONALD R. DWIGHT*          Trustee                    October 25, 1995
--------------------------------
          DONALD R. DWIGHT

      /s/ JAMES B. HAWKES            Trustee                    October 25, 1995
--------------------------------
          JAMES B. HAWKES

          SAMUEL L. HAYES, III*      Trustee                    October 25, 1995
--------------------------------
          SAMUEL L. HAYES, III

         NORTON H. REAMER*           Trustee                    October 25, 1995
--------------------------------
         NORTON H. REAMER

         JOHN L. THORNDIKE*          Trustee                    October 25, 1995
--------------------------------
         JOHN L. THORNDIKE

         JACK L. TREYNOR*            Trustee                    October 25, 1995
--------------------------------
         JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
--------------------------------
         H. DAY BRIGHAM, JR.
         As attorney-in-fact

                                EXHIBIT INDEX

    The following exhibits are filed as part of this amendment to the Registration Statement pursuant to General Instructions E of Form N-1A.

                                                                                                        PAGE IN
                                                                                                      SEQUENTIAL
                                                                                                       NUMBERING
EXHIBIT NO.                                            DESCRIPTION                                      SYSTEM
-----------                                            -----------                                    ----------

(10)                 Opinion of Counsel dated October 25, 1995.

(11)(a)              Consent of Independent Certified Public Accountants for EV
                     Classic Alabama Tax Free Fund, EV Classic Arkansas Tax Free
                     Fund, EV Classic Georgia Tax Free Fund, EV Classic Kentucky
                     Tax Free Fund, EV Classic Louisiana Tax Free Fund, EV
                     Classic Maryland Tax Free Fund, EV Classic Missouri Tax
                     Free Fund, EV Classic North Carolina Tax Free Fund, EV
                     Classic Oregon Tax Free Fund, EV Classic South Carolina Tax
                     Free Fund, EV Classic Tennessee Tax Free Fund and EV
                     Classic Virginia Tax Free Fund.

    (b)              Consent of Independent Certified Public Accountants for EV Marathon
                     Alabama Tax Free Fund, EV Marathon Arkansas Tax Free Fund, Ev Marathon
                     Georgia Tax Free Fund, EV Marathon Kentucky Tax Free Fund, EV Marathon
                     Louisiana Tax Free Fund, EV Marathon Maryland Tax Free Fund, EV
                     Marathon Missouri Tax Free Fund, EV Marathon North Carolina Tax Free
                     Fund, EV Marathon Oregon Tax Free Fund, EV Marathon South Carolina Tax
                     Free Fund, EV Marathon Tennessee Tax Free Fund and EV Marathon
                     Virginia Tax Free Fund.

(16)                 Schedules for Computation of Performance Quotations.
